[Background graphic omitted]

[SEI Investments logo omitted]


                      Annual Report as of August 31, 2001



                                     SEI Tax Exempt Trust



                                            Tax Free Fund

                               California Tax Exempt Fund

                              Institutional Tax Free Fund

                              Massachusetts Tax Free Fund

                               Pennsylvania Tax Free Fund

                         Intermediate-Term Municipal Fund

                         Pennsylvania Municipal Bond Fund

                        Massachusetts Municipal Bond Fund

                           New Jersey Municipal Bond Fund

                             New York Municipal Bond Fund

                           California Municipal Bond Fund

TABLE OF CONTENTS

------------------------------------------------------------

Letter to Shareholders                                     1
------------------------------------------------------------
Municipal Bond Market Overview                             2
------------------------------------------------------------
Management's Discussion and Analysis of Fund Performance   3
------------------------------------------------------------
Report of Independent Public Accountants                   9
------------------------------------------------------------
Statements of Net Assets/Schedules of Investments         10
------------------------------------------------------------
Statements of Assets and Liabilities                      83
------------------------------------------------------------
Statements of Operations                                  84
------------------------------------------------------------
Statements of Changes in Net Assets                       86
------------------------------------------------------------
Financial Highlights                                      90
------------------------------------------------------------
Notes to Financial Statements                             93
------------------------------------------------------------
Notice to Shareholders                                    98
------------------------------------------------------------

SEI TAX EXEMPT TRUST -- AUGUST 31, 2001

Letter to Shareholders



TO OUR SHAREHOLDERS:
Over the course of the fiscal year, returns for money market investors were lower than the previous year. This was mainly caused by the drastic rate cutting by the Federal Reserve and its subsequent effect on money market yields in general. Weiss, Peck, & Greer, LLC, the advisor of the SEI Tax Exempt Trust Money Market Funds, continued to utilize superior credit analysis and its extensive dealer network to find opportunities of relative value and enhance returns in the Tax Exempt Money Market Funds.

During the past year, SEI was pleased to open a new state specific fund, the Massachusetts Tax Free Fund. This fund seeks to offer investors income that is exempt from both Federal and Massachusetts state income taxes. SEI continues its commitment to offering new products and investment vehicles to its shareholders.

In the upcoming fiscal year, Weiss, Peck, & Greer, LLC will continue to stress safety, liquidity, and yield. SEI and Weiss, Peck, & Greer, LLC remain committed to enhancing shareholder value through their investment discipline while minimizing risks. We thank you for your continued confidence in the SEI Tax Exempt Trust, and we look forward to serving your investment needs in the future.



Sincerely,

/s/Edward D. Loughlin

Edward D. Loughlin
President




--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2001                         1

SEI TAX EXEMPT TRUST -- AUGUST 31, 2001

Municipal Bond Market Overview

The fiscal year started with the expectation that the Fed was done raising short-term interest rates. Conflicting indicators of economic growth and contraction kept the bond market focused on potential inflationary pressures. During the first quarter of the fiscal year, municipals benefited from strong individual investor demand. Equity market volatility enhanced municipal demand, as many investors reallocated assets out of stocks into bonds. The supply of municipal bonds was 20% below the prior year's levels. This reduction in supply, coupled with strong demand gave municipals a strong technical advantage that boosted prices.

Uncertainty surrounding the presidential election and increased tensions in the Middle East caused a "flight to quality." These two events helped Treasury yields decline in the greatest magnitude, but helped municipal yields decline as well. The allure of municipal bonds continued to improve, as equity market volatility increased.

After disappearing last year due to Y2K concerns, the "January Effect" returned this year benefiting municipal performance. Typically in January the municipal market experiences reduced supply and increased cash flow. Investors continued to focus on the advantages of a diversified investment portfolio, which helped the demand for municipals. The Fed reduced short-term rates 0.50% on two separate occasions due to a precipitous drop in an economic growth, which benefited fixed income returns.

As the second half of the fiscal year began, the sentiment in the municipal market changed. The forces behind the sentiment change were a concurrent increase in municipal supply and decline in municipal demand. Demand for municipals declined due to tax related selling in April. Also negatively impacting municipals, was investors' nervousness that the aggressive easing of interest rates by the Fed could increase inflationary pressures. A power crisis in California further enhanced negative sentiment in the market. With no viable long-term resolution for the power crisis in California, the rating agencies downgraded California's credit rating.

Inflation fears abated, as a weakening economy prompted further Fed easings during the second half of the fiscal year. As a result, the tone in the municipal market improved. Municipal demand improved primarily the result of equity market losses. Strong individual investor demand and a return of positive cash flow to municipal mutual funds further buffeted demand. Although municipal supply continued to expand by nearly 40%, the municipal market was able to absorb this demand with relative ease.

At fiscal year-end, the municipal sector continued to rally, as equity market declines persisted. Yields on municipal bonds are at or near historical lows. Low absolute yield levels and rising capital requirements will likely result in record amounts of municipal issuance for the foreseeable future. Currently, the municipal market is well positioned to handle the increased supply.


--------------------------------------------------------------------------------
2                         SEI Tax Exempt Trust / Annual Report / August 31, 2001

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI TAX EXEMPT TRUST -- AUGUST 31, 2001

Intermediate-Term Municipal Fund

For the fiscal year ended August 31, 2001, the Intermediate-Term Municipal Fund, Class A (the "Fund") posted a total return of 8.64% versus a total return of 8.99% for the Lehman 5-Year G.O. Index (the "Benchmark") and 9.10% for the Lehman 3-10 Year Blend Municipal Index.

Sector allocation and yield curve positioning detracted from returns versus the Lehman 5-Year G.O. Index during the fiscal year. Overall, general obligation bonds outperformed revenue bonds and the fund's allocation to this sector subtracted from relative performance. The Fund's housing bond exposure subtracted from relative performance, as declining yields raised mortgage prepayment expectations. Beginning in January 2001, the Fed began an aggressive reduction in short-term interest rates. The Fund's overweight to the long-end of the municipal yield curve hurt performance, as short-term rates were buoyed by the Fed reductions. A longer duration posture versus the Benchmark contributed positively to returns during the year with yields declining. Higher quality bonds outperformed lower quality bonds enabling the Fund's insured holdings to enhance performance.

In a like manner, sector allocation and yield curve positioning detracted from returns versus the Lehman 3-10 Year Blend Municipal Index. Declining yields increased mortgage prepayment expectations and the Fund's holdings in housing bonds subtracted from performance. Yield curve positioning on the long-end of the municipal yield curve hurt returns as the short-end outperformed. A longer duration posture versus the Lehman 3-10 Year Blend Municipal Index enhanced returns with yields declining. After years of financial difficulty, hospital finances finally began to stabilize. The Fund's security selection in this sector added to returns. Overall, the Fund maintains a yield advantage versus the Lehman 3-10 Year Blend Municipal Index that contributed to relative performance.


Intermediate-Term Municipal Fund:

AVERAGE ANNUAL TOTAL RETURN1
--------------------------------------------------------------------------------
                            Annualized   Annualized   Annualized    Annualized
                  One Year      3-Year       5-Year      10-Year     Inception
                    Return      Return       Return       Return      to Date
--------------------------------------------------------------------------------
Intermediate-Term
Municipal            8.64%       4.96%        5.99%       5.88%       6.08%
--------------------------------------------------------------------------------
Comparison of Change in the Value of a $10,000 Investment in the SEI Tax Exempt Trust Intermediate-Term Municipal Fund, versus the Lehman Brothers 5-Year G.O. Index




[Graphic omitted, plot points are as follows:]

                  Intermediate-Term               Lehman Brothers
                   Municipal Fund               5-Years G.O. Index
8/31/91                  $10,000                        $10,000

8/31/92                   10,856                         10,992

8/31/93                   11,792                         11,964

8/31/94                   11,868                         12,160

8/31/95                   12,762                         13,146

8/31/96                   13,242                         13,646

8/31/97                   14,292                         14,557

8/31/98                   15,321                         15,550

8/31/99                   15,424                         15,894

8/31/00                   16,306                         16,742

8/31/01                   17,715                         18,247



1 For the periods ended August 31, 2001. Past performance is no indication of future performance. Shares of the fund were offered beginning
  September 5, 1989.




--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2001                         3

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI TAX EXEMPT TRUST -- AUGUST 31, 2001

Pennsylvania Municipal Bond Fund

For the fiscal year ended August 31, 2001, the Pennsylvania Municipal Bond Fund, Class A (the "Fund") posted a total return of 8.35% versus a total return of 8.99% the Lehman 5-Year G.O. Municipal Bond Index (the "Benchmark") and 9.19% for the Lehman M.F. Pennsylvania Intermediate Municipal Index.

The primary driver of underperformance versus the Lehman 5-Year G.O. Index was the Fund's sector selection and premium coupon bias. General obligation bonds outperformed revenue bonds and the Fund's allocation to the revenue sector subtracted from relative performance. Holdings in the more defensive sectors of housing and escrowed-to-maturity bonds also hurt returns. With yields declining over the course of the fiscal year, housing bonds suffered from increased mortgage prepayment expectations. The Fund's premium coupon bias, partially derived from the large coupon offered by escrowed-to-maturity bonds, subtracted from returns as discount coupon structured coupons outperformed. In broad terms, the Fund's yield advantage versus the Benchmark served to enhance results.

In a similar manner, the Fund's underperformance versus the Lehman M.F. Pennsylvania Intermediate Municipal Index was mainly the result of its sector allocation and premium coupon biases. Specifically, the Fund's overweight to revenue bonds, particularly housing bonds detracted from returns for the aforementioned reasons. Typically in a rallying market, the prices of the most liquid bonds advance first and the Fund's allocation to the insured sector added to returns. In broad terms, the Fund's yield advantage versus the Lehman M.F. Pennsylvania Intermediate Municipal Index served to enhance results.


Pennsylvania Municipal Bond Fund:

AVERAGE ANNUAL TOTAL RETURN1
--------------------------------------------------------------------------------
                                         Annualized     Annualized
                              One Year       3-Year      Inception
                                Return       Return        to Date
--------------------------------------------------------------------------------
Pennsylvania
Municipal Bond                   8.35%        4.87%          4.94%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the SEI Tax Exempt Trust Pennsylvania Municipal Bond Fund, Class A, versus the Lehman Brothers 5-Year G.O. Index, and the Lehman Brothers MFPA Intermediate Index




[Graphic omitted, plot points are as follows:]





                     Pennsylvania                           Lehman Brothers
                  Municipal Bond Fund   Lehman Brothers     MF PA
                        Class A         5-Year G.O.Index    Intermediate Index

8/31/98                  $10,000           $10,000          $10,000

8/31/99                   10,065            10,221           10,143

8/31/00                   10,645            10,767           10,751

8/31/01                   11,534            11,735           11,739





1 For the periods ended August 31, 2001. Past performance is no indication of future performance. Class A shares were offered beginning August 25, 1998.

AVERAGE ANNUAL TOTAL RETURN1
--------------------------------------------------------------------------------
                        Annualized   Annualized   Annualized     Annualized
             One Year       3 Year       5-Year      10-Year      Inception
             Return        Return       Return        Return        to Date
--------------------------------------------------------------------------------
Pennsylvania
Municipal
Bond            8.58%        4.96%        6.03%        5.97%          6.20%
--------------------------------------------------------------------------------

[Graphic omitted, plot points are as follows:]


Comparison of Change in the Value of a $10,000 Investment in the SEI Tax Exempt Trust Pennsylvania Municipal Bond Fund, Class B, versus the Lehman Brothers 5-Year G.O. Index





                     Pennsylvania
                  Municipal Bond Fund       Lehman Brothers
                        Class B             5-Year G.O. Index

8/31/91                  $10,000               $10,000

8/31/92                   10,889                10,992

8/31/93                   11,859                11,964

8/31/94                   11,994                12,160

8/31/95                   12,811                13,146

8/31/96                   13,319                13,646

8/31/97                   14,395                14,557

8/31/98                   15,437                15,550

8/31/99                   15,542                15,894

8/31/00                   16,440                16,742

8/31/01                   17,851                18,247

1 For the periods ended August 31, 2001. Past performance is no indication of future performance. Class B shares were offered beginning August 14, 1989.




--------------------------------------------------------------------------------
4                         SEI Tax Exempt Trust / Annual Report / August 31, 2001

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI TAX EXEMPT TRUST -- AUGUST 31, 2001

Massachusetts Municipal Bond Fund

For the fiscal year ended August 31, 2001, the Massachusetts Municipal Bond Fund, Class A (the "Fund") posted a total return of 9.19% versus a total return of 8.99% for the Lehman 5-Year G.O. Index (the "Benchmark") and 9.71% for the Lehman M.F. Massachusetts Intermediate Municipal Index.

The primary driver of outperformance versus the Lehman 5 Year G.O. Index was the Fund's longer duration posture. Over the course of the year, municipal yields declined enabling the Fund's longer duration posture to enhance relative performance. Overall, Massachusetts bonds outperformed the general market due to strong demand for Massachusetts bonds. As a result, the Fund's objective to invest in only bonds issued in Massachusetts added to returns. The Fund's housing bond exposure subtracted from relative performance as declining yields raised mortgage prepayment expectations.

The primary drivers of underperformance versus the Lehman M.F. Massachusetts Intermediate Municipal Index can be explained by the Fund's sector allocation and yield curve positioning. An overweight to housing bonds and an underweight to the Commonwealth's general obligation bonds subtracted from returns. The Commonwealth's general obligation bonds benefited from strong investor demand, as wealth creation caused many residents to seek the benefits of tax-free income provided by municipal bonds. After years of financial difficulty, hospital finances finally began to stabilize. The Fund's security selection in this sector added to returns. Overall, the Fund maintains a yield advantage versus the Lehman M.F. Massachusetts Intermediate Municipal Index that contributed to relative performance.

Massachusetts Municipal Bond Fund:

AVERAGE ANNUAL TOTAL RETURN1
--------------------------------------------------------------------------------
                               Annualized      Annualized
                  One Year         3-Year       Inception
                    Return         Return         to Date
--------------------------------------------------------------------------------
Massachusetts
Municipal Bond       9.19%          4.93%           4.99%
--------------------------------------------------------------------------------
Comparison of Change in the Value of a $10,000 Investment in the SEI Tax Exempt Trust Massachusetts Municipal Bond Fund, versus the Lehman Brothers 5-Year G.O. Index, and the Lehman Brothers MF MA Intermediate Index



[Graphic omitted, plot points are as follows:]



                                                            Lehman Brothers
                     Massachusetts       Lehman Brothers     MF MA
                  Municipal Bond Fund   5-Year G.O. Index    Intermediate Index

8/31/98                $10,000             $10,000             $10,000
8/31/99                 10,007              10,221              10,164
8/31/00                 10,582              10,767              10,787
8/31/01                 11,554              11,735              11,834

1 For the periods ended August 31, 2001. Past performance is no indication of future performance. Shares of the Fund were offered beginning August 19, 1998.



--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2001                         5

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI TAX EXEMPT TRUST -- AUGUST 31, 2001

New Jersey Municipal Bond Fund

For the fiscal year ended August 31, 2001, the New Jersey Municipal Bond Fund, Class A (the "Fund") posted a total return of 8.78% versus a total return of 8.99% for the Lehman 5-Year G.O. Index (the "Benchmark") and 9.10% for the Lehman 3- to 10-Year Blend Municipal Index.

Overall, New Jersey bonds underperformed the general market, due to an increased supply. As a result, the Fund's objective to invest in only in bonds issued in New Jersey was the primary driver of underperformance versus the Benchmark. General obligation bonds outperformed revenue bonds and the Fund's allocation to the revenue sector subtracted from relative performance. As the economy continued its record expansion, strong tax receipts improved the financial position general obligation issuers. Higher quality bonds outperformed lower quality bonds enabling the Fund's insured holdings to enhance performance.

In a similar manner, the underperformance versus the Lehman 3- to 10-Year Blend Municipal Index can be explained by the Fund's underweight to the general obligation sector. The supply of education bonds has been increasing to meet the infrastructure needs of higher education institutions, which hurt the relative performance of education bonds. Therefore, positions in education bonds detracted from the Fund's performance. The Fund benefited from strong security selection in BBB rated bonds and bonds issued by Puerto Rico. With yields declining investors were attracted to the higher yields offered by BBB rated securities, which drove BBB rated security prices higher. Bonds issued by Puerto Rico were some of the better performing bonds in the marketplace. Prices of Puerto Rico bonds were bid higher by the demand from investors who reside in supply starved specialty states.


New Jersey Municipal Bond Fund:

AVERAGE ANNUAL TOTAL RETURN1
--------------------------------------------------------------------------------
                               Annualized      Annualized
                  One Year         3-Year       Inception
                    Return         Return         to Date
--------------------------------------------------------------------------------
New Jersey
Municipal Bond       8.78%          4.97%           5.05%
--------------------------------------------------------------------------------
Comparison of Change in the Value of a $10,000 Investment in the SEI Tax Exempt Trust New Jersey Municipal Bond Fund, versus the Lehman Brothers 5-Year G.O. Index, and the Lehman Brothers 3-10 Year Municipal Blend Index




[Graphic omitted, plot points are as follows:]




                                                          Lehman Brothers
          New Jersey            Lehman Brothers             3-10 Year
        Municipal Bond Fund    5-Year G.O. Index       Municipal Blend Index

8/31/98     $10,000                $10,000                  $10,000
8/31/99      10,129                 10,221                   10,182
8/31/00      10,634                 10,767                   10,792
8/31/01      11,568                 11,735                   11,774

1 For the periods ended August 31, 2001. Past performance is no indication of future performance. Shares of the Fund were offered beginning August 18, 1998.


--------------------------------------------------------------------------------
6                         SEI Tax Exempt Trust / Annual Report / August 31, 2001

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI TAX EXEMPT TRUST -- AUGUST 31, 2001

New York Municipal Bond Fund

For the fiscal year ended August 31, 2001, the New York Municipal Bond Fund, Class A (the "Fund") posted a total return of 9.80% versus a total return of 8.99% for the Lehman 5-Year G.O. Index (the "Benchmark") and 9.94% for the Lehman M.F. New York Intermediate Municipal Index.

The primary driver of outperformance versus the Lehman 5-Year G.O. Index was the Fund's longer duration posture. Over the course of the fiscal year, municipal yields declined. In a period of declining rates, the Fund's longer duration posture enhanced relative performance. In general, bonds issued in New York outperformed the general market and the Fund's objective to invest in only New York served to enhance returns. Holdings in debt issued by the Virgin Islands, which is exempt from federal and state taxes, also benefited returns.

The Fund's underperformance versus the Lehman M.F. New York Intermediate Municipal Index was due to sector allocation and yield curve positioning. An underweight to general obligation bonds, particularly New York State and New York City bonds detracted from returns. The Fund maintains an underweight to New York State and New York City bonds due to historically high valuations and dependence on the financial services industry. With the Fed reducing short-term interest over the course of the fiscal year, the Fund's exposure to the long-end of the municipal yield curve subtracted from returns. Municipal yields declined over the fiscal year and the Fund's longer duration posture versus the Lehman M.F. New York Intermediate Municipal Index added to returns.


New York Municipal Bond Fund:

AVERAGE ANNUAL TOTAL RETURN1
--------------------------------------------------------------------------------
                               Annualized      Annualized
                  One Year         3-Year       Inception
                    Return         Return         to Date
--------------------------------------------------------------------------------
New York
Municipal Bond       9.80%          5.48%           5.53%
--------------------------------------------------------------------------------
Comparison of Change in the Value of a $10,000 Investment in the SEI Tax Exempt Trust New York Municipal Bond Fund, versus the Lehman Brothers 5-Year G.O. Index, and the Lehman Brothers MF NY Intermediate Index


[Graphic omitted, plot points are as follows:]



                                                             Lehman Brothers
           New York                Lehman Brothers               MFNY
         Municipal Bond Fund     5-Year G.O. Index          Intermediate Index

8/31/98       $10,000                  $10,000                   $10,000
8/31/99        10,068                   10,221                    10,156
8/31/00        10,687                   10,767                    10,816
8/31/01        11,735                   11,735                    11,892

1 For the periods ended August 31, 2001. Past performance is no indication of future performance. Shares of the Fund were offered beginning August 18, 1998.




--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2001                         7

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI TAX EXEMPT TRUST -- AUGUST 31, 2001

California Municipal Bond Fund

For the fiscal year ended August 31, 2001, the California Municipal Bond Fund, Class A (the "Fund") posted a total return of 8.20% versus a total return of 8.99% for the Lehman 5-Year G.O. Index (the "Benchmark") and 8.51% for the Lehman M.F. California Intermediate Municipal Index.

Overall, California bonds underperformed the general market. As a result, the Fund's objective to invest in only in bonds issued in California was the primary driver of underperformance versus the Benchmark. California bonds suffered from the uncertainty surrounding the resolution to the State's energy problems. General obligation bonds outperformed revenue bonds and the fund's allocation to the revenue sector subtracted from relative performance. Beginning in January 2001, the Fed began an aggressive reduction in short-term interest rates. The Fund's overweight to the long-end of the municipal yield curve hurt performance, as short-term rates were buoyed by the Fed reductions. A longer duration posture versus the Benchmark contributed positively to returns during the year with yields declining. The Fund also benefited from its security selection in the BBB rated securities.

In a like manner, the Fund's yield curve positioning and underweight to general obligation bonds explained most of the Fund's underperformance versus the Lehman M.F. California Intermediate Municipal Index. The Fund benefited from strong security selection in BBB rated bonds and bonds issued by Puerto Rico. With yields declining investors were attracted to the higher yields offered by BBB rated securities, which drove BBB rated security prices higher. Bonds issued by Puerto Rico were some of the better performing bonds in the marketplace. Prices of Puerto Rico bonds were bid higher by the demand from investors who reside in supply starved specialty states, such as California. Overall, the Fund maintains a yield advantage versus the Lehman M.F. California Intermediate Municipal Index that contributed positively to relative performance.


California Municipal Bond Fund:

AVERAGE ANNUAL TOTAL RETURN1
--------------------------------------------------------------------------------
                               Annualized      Annualized
                  One Year         3-Year       Inception
                    Return         Return         to Date
--------------------------------------------------------------------------------
California
Municipal Bond       8.20%          5.97%           6.08%
--------------------------------------------------------------------------------
Comparison of Change in the Value of a $10,000 Investment in the SEI Tax Exempt Trust California Municipal Bond Fund, versus the Lehman Brothers 5-Year G.O. Index, and the Lehman Brothers MF CA Intermediate Index


[Graphic omitted, plot points are as follows:]



                                                              Lehman Brothers
            California               Lehman Brothers             MFCA
         Municipal Bond Fund       5-Year G.O. Index          Intermediate Index

8/31/98        $10,000                 $10,000                   $10,000
8/31/99         10,240                  10,221                    10,176
8/31/00         10,997                  10,767                    10,921
8/31/01         11,898                  11,735                    11,851

1 For the periods ended August 31, 2001. Past performance is no indication of future performance. Shares of the Fund were offered beginning August 19, 1998.



--------------------------------------------------------------------------------
8                         SEI Tax Exempt Trust / Annual Report / August 31, 2001

SEI TAX EXEMPT TRUST -- AUGUST 31, 2001

Report of Independent Public Accountants

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF SEI TAX EXEMPT TRUST:
We have audited the accompanying statements of net assets of the Tax Free, Institutional Tax Free, Massachusetts Tax Free, Intermediate-Term Municipal, Pennsylvania Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond, and California Municipal Bond Funds, and the statements of assets and liabilities, including the schedules of investments, of the California Tax Exempt and Pennsylvania Tax Free Funds of SEI Tax Exempt Trust (the "Trust") as of August 31, 2001, and the related statements of operations, changes in net assets, and financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2001, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Tax Free, California Tax Exempt, Institutional Tax Free, Massachusetts Tax Free, Pennsylvania Tax Free, Intermediate-Term Municipal, Pennsylvania Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond, and the California Municipal Bond Funds of SEI Tax Exempt Trust as of August 31, 2001, the results of their operations, changes in their net assets, and financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States.




ARTHUR ANDERSEN LLP
Philadelphia, Pennsylvania
October 8, 2001






--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2001                         9

STATEMENT OF NET ASSETS

Tax Free Fund



-----------------------------------------------------------------------------
                                       Face Amount                     Value
Description                           ($ Thousands)             ($ Thousands)
-----------------------------------------------------------------------------

MUNICIPAL BONDS -- 101.2%

ALABAMA -- 1.0%
   Huntsville, Healthcare Authority,
     Ser A, MBIA (A)(B)
        2.050%, 06/01/27                 $ 5,500                   $  5,500
   Lee County, Industrial Development
     Authority, Lifesouth Community
     Blood Center Project,
     RB (A)(B)(C)
        2.100%, 12/01/19                   2,500                      2,500
                                                                   ---------
                                                                      8,000
                                                                   ---------
ARIZONA -- 4.1%
   Arizona State, Healthcare Facilities
     Authority, Pooled Financing Project,
     Ser A, RB (A)(B)
        2.150%, 06/01/30                  24,470                     24,470
   Pinal County, Industrial Development
     Authority, Newmont Project,
     RB (A)(B)(C)
        2.550%, 12/01/09                   2,300                      2,300
   Rancho Ladera, Ser A, COP (A)(B)(C)
        2.220%, 10/01/08                   5,800                      5,800
                                                                   ---------
                                                                     32,570
                                                                   ---------
ARKANSAS -- 0.7%
   Fayetteville, Public Facilities Board,
     Butterfield Trail Village Project,
     RB (A)(B)(C)
        2.550%, 09/01/27                   1,000                      1,000
   Saline County, Pollution Control
     Authority, Alcoa Project, RB (A)(B)
        2.050%, 05/01/10                   4,650                      4,650
                                                                   ---------
                                                                      5,650
                                                                   ---------
CALIFORNIA -- 0.7%
   California State, School Cash Reserve
     Authority, Ser A, RB, AMBAC
        4.000%, 07/03/02                   5,400                      5,459
   Fremont, Multi-Family Housing
   Authority,
     Mission Project, RB (A)(B)(C)
        2.000%, 09/01/14                   145                          145
                                                                   ----------
                                                                      5,604
                                                                   ----------
COLORADO -- 4.6%
   Arvada, Water Authority,
     RB, FSA (A) (B)
        2.850%, 11/01/20                   1,500                      1,500
   Boulder County, Development Authority,
     Geological Society of America
     Project, Ser 92, RB (A)(B)(C)
        4.500%, 12/01/08                   1,490                      1,490




-----------------------------------------------------------------------------
                                       Face Amount                     Value
Description                           ($ Thousands)             ($ Thousands)
-----------------------------------------------------------------------------
   Boulder, Health Facilities
   Authority,
     Community Hospital Project,
     RB (A)(B)(C)
        2.150%, 10/01/30                 $17,050                   $ 17,050
   Castle Pines, North Metropolitan
     District Authority, GO (A)(B)(C)
        2.050%, 12/01/28                   3,200                      3,200
   Colorado State, Health Facilities
     Authority, Christian Living Project,
     RB (A) (B) (C)
        2.100%, 01/01/24                     350                        350
   Denver (City & County), Multi-Family
     Housing Authority, Cottonwood Creek
     Project, Ser A, RB (A)(B)(E)
        2.150%, 04/15/14                   1,000                      1,000
   Denver (City & County), Multi-Family
     Housing Authority, Ogden Residences
     Project, Ser 85-B, RB (A)(B)(C)
        2.600%, 12/01/09                     200                        200
   Denver, Health & Hospital Authority,
     Ser B, RB (A)(B)(C)
        2.600%, 12/01/31                     900                        900
   Dove Valley, Metropolitan District
     Authority, Arapahoe County Project,
     Ser C, GO (A)(B)(C)
        4.400%, 11/01/25                   2,250                      2,250
   East Smoky Hill, Metropolitan District
     Authority, GO (A)(B)(C)
        4.450%, 12/01/30                   1,000                      1,000
   NBC, Metropolitan District Authority,
     GO (A)(B)(C)
        4.450%, 12/01/30                   1,000                      1,000
   Panorama, Metropolitan District
     Authority, Ser A, GO (A)(B)(C)
        4.450%, 12/01/19                   2,275                      2,275
   Panorama, Metropolitan District
     Authority, Ser B, RB (A)(B)(C)
        4.450%, 12/01/25                   1,000                      1,000
   Summit County, Recreational Facilities
     Authority, Copper Mountain Project,
     RB (A)(B)(C)
        2.650%, 04/01/17                   1,895                      1,895
   Willow Trace, Metropolitan District
     Authority, Ser A, GO (A)(B)(C)
        2.600%, 12/01/31                   1,000                      1,000
                                                                   ----------
                                                                     36,110
                                                                   ----------

DELAWARE -- 1.8%
   Delaware State, Economic
     Development Authority, Peninsula
     United Methodist Project,
     Ser B, RB (A)(B)(C)
        2.150%, 05/01/12                   5,840                      5,840





-----------------------------------------------------------------------------
10                     SEI Tax Exempt Trust / Annual Report / August 31, 2001

-----------------------------------------------------------------------------
                                       Face Amount                     Value
Description                           ($ Thousands)             ($ Thousands)
-----------------------------------------------------------------------------
   Delaware State, Economic
     Development Authority,
     School House Project,
     RB (A)(B)(C)
        2.200%, 12/01/15                 $ 3,500                   $  3,500
   Delaware State, Economic
     Development Authority,
     Wilmington Montessori
     School Project, RB (A)(B)(C)
        2.150%, 05/01/20                   3,000                      3,000
   University of Delaware, University
     Revenue Authority, Ser A, RB (A)(B)
        2.050%, 11/01/18                   1,600                      1,600
                                                                   ----------
                                                                     13,940
                                                                   ----------
DISTRICT OF COLUMBIA -- 0.5%
   District of Columbia, Institute of
     International Economic Issues,
     RB (A)(B)(C)
        2.100%, 06/01/25                   1,300                      1,300
   District of Columbia, Pooled Loan
     Program, Ser A, RB (A)(B)(C)
        2.100%, 01/01/29                   2,925                      2,925
                                                                   ----------
                                                                      4,225
                                                                   ----------
FLORIDA -- 5.2%
   Alachua County, Industrial
     Development Authority, Florida
     Convention Centers Project,
     Ser A, RB (A)(B)(C)
        2.650%, 01/01/12                     750                        750
   Capital Trust Agency, Multi-Family
     Housing Authority, Community
     Loan Project, Ser A, RB (A)(B)
        2.150%, 12/01/32                  14,900                     14,900
   Florida State, Multi-Family
     Housing Authority, Housing Town
     Colony Project, Ser EE, RB (A)(B)(C)
        2.050%, 09/01/08                   7,000                      7,000
   Florida State, Rural Utility
     Financing Commission, Public
     Projects, RB
        5.250%, 09/01/01                   1,000                      1,000
   Fort Pierce, Health Facilities
     Authority, New Horizons Project,
     RB (A)(B)(C)
        2.100%, 10/01/17                   3,100                      3,100
   Jacksonville, Industrial
     Development Authority, Trailer
     Marine-Crowly Project,
     RB (A)(B)(C)
        2.500%, 02/01/14                   3,600                      3,600



-----------------------------------------------------------------------------
                                       Face Amount                     Value
Description                           ($ Thousands)             ($ Thousands)
-----------------------------------------------------------------------------
   Miami-Dade County, Industrial
     Development Authority,
     Saral Publications Project,
     RB (A)(B)(C)
        2.100%, 04/01/08                 $ 2,650                   $  2,650
   Orange County, Healthcare
     Facilities Authority, Florida
     Hospital Association Project,
     Ser A, RB (A)(B)
        2.150%, 06/01/30                   5,000                      5,000
   Orange County, Industrial
     Development Authority,
     University of Central Florida
     Foundation Project, Ser A,
     RB (A)(B)(C)
        2.100%, 02/01/16                   2,000                      2,000
   Pasco County, Housing Finance
     Authority, Carlton Arms Magnolia
     Project, RB (A)(B)(C)
        2.130%, 12/01/07                   1,000                      1,000
   Volusia County, Housing Finance
     Authority,Sun Pointe Apartments
     Project, Ser H, RB (A)(B)(C)
        2.300%, 12/01/05                     250                        250
                                                                   ----------
                                                                     41,250
                                                                   ----------
GEORGIA -- 7.4%
   Catoosa County, Industrial
     Development Authority,
     Galaxy Carpet Project,
     RB (A)(B)(C)
        2.090%, 12/01/06                   6,500                      6,500
   Cobb County, Industrial
     Development Authority,
     Institute of Nuclear Power
     Operations Project, RB (A)(B)
        2.100%, 02/01/13                   1,500                      1,500
   Cobb County, Multi-Family
     Housing Authority,
     Post Bridge Project,
     RB (A)(B)(E)
        2.050%, 06/01/25                   4,000                      4,000
   Cobb County, Residential Facilities
     For The Elderly, AG Rhodes Home
     Project, RB (A)(B)(C)
        2.100%, 04/01/16                     995                        995
   Cobb County, Residential Facilities
     For The Elderly, Presbyterian
     Village Project, RB (A)(B)(C)
        2.100%, 08/01/15                   1,920                      1,920





-----------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2001                     11

STATEMENT OF NET ASSETS

-----------------------------------------------------------------------------
                                       Face Amount                     Value
Description                           ($ Thousands)             ($ Thousands)
-----------------------------------------------------------------------------
   DeKalb County, Development
     Authority, American Cancer Society
     Project, RB (A)(B)(C)
        2.100%, 09/01/17                 $ 1,400                   $  1,400
   DeKalb County, Development
     Authority, Dart Container Project,
     RB (A)(B)(C)
        2.850%, 08/01/11                   1,000                      1,000
   DeKalb County, Development
     Authority, Marist School Project,
     RB (A)(B)(C)
        2.100%, 03/01/24                   3,500                      3,500
   Dekalb County, Housing
     Development Authority, Winters
     Creek Apartments Project,
     RB (A)(B)(C)
        2.000%, 06/15/25                   1,400                      1,400
   Fulton County, Development
     Authority, Arthritis Foundation
     Project, RB (A)(B)(C)
        2.100%, 12/01/16                   1,300                      1,300
   Fulton County, Development
     Authority, Robert W. Woodruff Arts
     Center Project, RB (A)(B)(C)
        2.100%, 02/01/16                   5,100                      5,100
   Gordon County, Hospital Authority,
     Adventist Health Systems Project,
     Ser A, RB (A)(B)(C)
        2.080%, 11/15/27                   1,265                      1,265
   Gwinnett County, Industrial
     Development Authority, Wesleyan
     School Project, RB (A)(B)(C)
        2.100%, 03/01/17                     350                        350
   Marietta, Multi-Family Housing
     Authority, Falls at Bells Ferry
     Project, RB (A)(B)(C)
        4.150%, 01/15/09                   5,500                      5,500
   Monroe County, Industrial
     Development Authority, Baptist
     Village Project, RB (A)(B)(C)
        2.100%, 08/01/18                   1,600                      1,600
   Newton County, Industrial
     Development Authority, Fuller County
     Project, Ser B, RB (A)(B)(C)
        2.150%, 12/01/04                   3,100                      3,100
   Roswell, Multi-Family Housing
     Authority, Post Canyon Project,
     RB (A (B)(C)
        2.050%, 06/01/25                   1,000                      1,000
   Southern Georgia, Hospital
     Authority, Alliance Community
     Hospitals Project, Ser A, RB,
     AMBAC (A)(B)
        2.150%, 04/01/29                   3,500                      3,500



-----------------------------------------------------------------------------
                                       Face Amount                     Value
Description                           ($ Thousands)             ($ Thousands)
-----------------------------------------------------------------------------

   Thomasville, Hospital Authority,
     J.D. Archbold Project,
     RB (A)(B)(C)
        2.100%, 11/01/17                 $13,650                   $ 13,650
                                                                   ----------
                                                                     58,580
                                                                   ----------
HAWAII -- 0.9%
   Hawaii State, Department of Budget
     & Finance, Queens Health Systems
     Project, Ser A, RB (A)(B)
        2.450%, 07/01/26                   7,100                      7,100
                                                                   ----------
ILLINOIS -- 8.6%
   East Peoria, Multi-Family Housing
     Authority, Radnor/East Peoria
     Project, RB (A)(B)(C)
        2.250%, 06/01/08                   1,170                      1,170
   Hoffman Estates,
     District Park Authority, GO
        4.500%, 12/01/01                   1,110                      1,114
   Illinois State, Development Financing
     Authority, AMR Pooled Financing
     Project, Ser A, RB (A)(B)
        2.150%, 10/01/29                  10,035                     10,035
   Illinois State, Development Financing
     Authority, Palos Community
     Hospital Project, RB (A)(B)
        2.050%, 09/01/15                   2,700                      2,700
   Illinois State, Educational Facilities
     Authority, Art Institute of Chicago
     Cultural Pooled Financing Project,
     RB (A)(B)(C)
        2.150%, 03/01/28                   2,000                      2,000
   Illinois State, Educational Facilities
     Finance Development Authority,
     Creative Childrens Academy Project,
     RB (A)(B)(C)
        2.200%, 10/01/28                   3,000                      3,000
   Illinois State, Finance Development
     Authority, American College
     Occupational Project,
     RB (A)(B)(C)
        2.200%, 10/01/18                   2,235                      2,235
   Illinois State, Finance Development
     Authority, Christian Brothers
     Services Project, RB (A)(B)(C)
        2.200%, 05/01/20                   1,900                      1,900
   Illinois State, Finance Development
     Authority, Dart Container
     Project, RB (A)(B)(C)
        2.300%, 12/01/09                   1,300                      1,300



-----------------------------------------------------------------------------
12                     SEI Tax Exempt Trust / Annual Report / August 31, 2001

-----------------------------------------------------------------------------
                                       Face Amount                     Value
Description                           ($ Thousands)             ($ Thousands)
-----------------------------------------------------------------------------
   Illinois State, Health Facilities
     Authority, Elmhurst Mental Health
     Project, Ser B, RB (A)(B)
        2.650%, 01/01/20                 $ 8,200                   $  8,200
   Illinois State, Toll Highway
     Authority, Ser B, RB, FSA (A)(B)
        2.100%, 01/01/16                   4,900                      4,900
   Kane County, Community
     Unit School District, TAW
        4.720%, 10/30/01                   2,500                      2,503
   Macon County, Industrial Development
     Authority, Decatur Family
     YMCA Project, RB (A)(B)(C)
        2.250%, 05/01/35                   4,400                      4,400
   Melrose Park, Ser C, TAW
        5.750%, 11/15/01                   2,000                      2,005
   Skokie, Economic Development
     Authority, Skokie Fashion Square
     Project, RB (A)(B)(C)
        2.380%, 12/01/14                   4,350                      4,350
   Tinley Park, Town Pointe Development
     Project, SPA (A)(B)(C)
        2.150%, 02/01/07                   2,175                      2,175
   Winnebago & Boone Counties,
     School District No. 205,
     Educational Purpose, TAW
        5.160%, 10/30/01                  14,000                     14,000
                                                                   ----------
                                                                     67,987
                                                                   ----------
INDIANA -- 4.3%
   Greensburg, Community Schools, TAW
        4.750%, 12/31/01                   1,000                      1,001
   Indiana State, Bond Bank Authority,
     Advanced Funding Program Notes,
     Ser A-2, AN
        4.000%, 01/22/02                   7,000                      7,018
   Indiana State, Educational Facilities
     Authority, Wesleyan University
     Project, RB (A)(B)(C)
        2.200%, 12/01/15                   4,180                      4,180
   Indiana State, Financial Development
     Authority, Educational Facilities,
     Brebeuf Preparatory School Project,
     RB (A)(B)(C)
        2.200%, 07/01/26                   3,400                      3,400
   Indiana State, Health Facilities
     Financing Authority, Baptist Homes
     of Indiana Project, RB (A) (B) (C)
        2.100%, 11/01/30                   6,335                      6,335
   Indiana State, Health Facilities
     Financing Authority, Bethesda Living
     Center Project, Ser B, RB (A)(B) (C)
        2.100%, 08/01/31                   1,350                      1,350

-----------------------------------------------------------------------------
                                       Face Amount                     Value
Description                           ($ Thousands)             ($ Thousands)
-----------------------------------------------------------------------------
   Indiana State, Health Facilities
     Financing Authority, Lutherwood
     Project, RB (A)(B)(C)
        2.180%, 07/01/10                 $   870                   $    870
   Indiana State, Industrial Finance
     Development Authority,
     Goodwill Industries
     Center Project, RB (A)(B)(C)
        2.180%, 06/01/16                   2,090                      2,090
   Indianapolis, Local Public Improvement
     Board, Ser D, RB
        3.250%, 01/08/02                   4,850                      4,859
   Portage, Economic Development
     Authority, RB (A)(B)(C)
        2.220%, 09/01/03                     305                        305
   Valparaiso, Community Schools, TAW (C)
        4.500%, 12/31/01                   2,637                      2,641
                                                                   ----------
                                                                     34,049
                                                                   ----------
IOWA -- 3.6%
   Chillicothe, Pollution Control
     Authority, Midwest Power Systems
     Project, Ser A, RB (A)(B)
        2.200%, 05/01/23                   1,600                      1,600
   Council Bluffs, Pollution Control
     Authority, Gas & Electric Project,
     RB (A)(B)(C)
        2.200%, 01/01/25                   4,950                      4,950
   Iowa State, Higher Education
     Loan Authority, Saint Ambrose
     Project, RB (A)(B)(C)
        2.150%, 02/01/05                   1,500                      1,500
   Iowa State, Higher Education
     Loan Authority, Ser D, RAN (C)
        3.750%, 05/23/02                   1,700                      1,709
   Iowa State, Higher Education
     Loan Authority, Ser F, RAN
        3.750%, 05/23/02                   1,200                      1,206
   Iowa State, School Cash Anticipation
     Program, Ser A, AN, FSA
        3.750%, 06/21/02                   3,500                      3,530
   Louisa County, Pollution Control
     Authority, Iowa-Illinois Gas &
     Electric Project, RB (A)(B)
        2.200%, 03/01/17                   3,900                      3,900
   Louisa County, Pollution Control
     Authority, Iowa-Illinois Gas &
     Electric Project, Ser A, RB (A)(B)
        2.200%, 09/01/16                  10,000                     10,000
                                                                   ----------
                                                                     28,395
                                                                   ----------



-----------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2001                     13

STATEMENT OF NET ASSETS

-----------------------------------------------------------------------------
                                       Face Amount                     Value
Description                           ($ Thousands)             ($ Thousands)
-----------------------------------------------------------------------------
KANSAS -- 0.6%
   Salina, Central Mall Dillard Project,
     Ser 84, RB (A)(B)(C)
        2.300%, 12/01/04                 $   495                   $    495
   Topeka, Multi-Family Housing
   Authority, Fleming Court Project,
   RB (A)(B)(C)
        2.110%, 12/01/28                   3,880                      3,880
                                                                   ----------
                                                                      4,375
                                                                   ----------
KENTUCKY -- 1.1%
   Henderson County, Hospital Association
     Health Facilities, Ser A, RB (A)(B)
        2.150%, 12/01/30                   4,390                      4,390
   Jefferson County, Industrial
     Development Authority, BelKnap
     Project, RB (A)(B)(C)
        2.800%, 12/01/14                   3,244                      3,244
   Kentucky State, Economic Development
     Finance Authority, Adventist Health
     Systems, Ser A, RB (A)(B)(C)
        2.080%, 11/15/27                   1,420                      1,420
                                                                   ----------
                                                                      9,054
                                                                   ----------
LOUISIANA -- 0.3%
   New Orleans, Aviation Board Authority,
     Ser C, GO, MBIA (A)(B)
        2.150%, 08/01/11                     945                        945
   New Orleans, Industrial Development
     Authority, Spectrum Control
     Technology Project, RB (A)(B)(C)
        2.150%, 03/01/07                   1,400                      1,400
                                                                   ----------
                                                                      2,345
                                                                   ----------
MAINE -- 0.5%
   Maine State, Health & Higher
     Educational Facilities, Multi-Mode
     Piper Shores Project, Ser B,
     RB (A)(B)(C)
        2.200%, 01/01/29                   3,950                      3,950

MARYLAND -- 2.4%
   Annapolis, Forest Gemini Facility
     Project, RB (A)(B)(C)
        2.750%, 07/01/13                     750                        750
   Anne Arundel County, Kellington
     Association Project, RB (A)(B)
        2.550%, 06/15/11                   1,200                      1,200
   Anne Arundel County, Pollution Control
     Authority, Baltimore Gas & Electric
     Project, Ser 84, RB (A)(B)
        2.650%, 07/01/14                   6,210                      6,210

-----------------------------------------------------------------------------
                                       Face Amount                     Value
Description                           ($ Thousands)             ($ Thousands)
-----------------------------------------------------------------------------
   Maryland State, Economic Development
     Authority, Goodwill Industrial
     Project, RB (A)(B)(C)
        2.100%, 09/01/24                 $ 2,500                   $  2,500
   Maryland State, Industrial Financing
     Development Authority, Johnson
     Controls Project, RB (A)(B)
        2.400%, 12/01/03                     600                        600
   Prince Georges County, Housing
     Authority, Largo-Oxford Project, RB
     Pre-Refunded @ 100 (D)
        4.500%, 12/01/01                   3,500                      3,509
   Prince Georges County, Parsons Paper
     Facility Project, RB (A)(B)(C)
        2.850%, 01/01/13                   4,000                      4,000
                                                                   ----------
                                                                     18,769
                                                                   ----------
MASSACHUSETTS -- 3.4%
   Glynn County, TAN
        3.400%, 12/28/01                   1,200                      1,202
   Massachusetts Bay, Transportation
     Authority, General Transportation
     Project, GO (A)(B)
        1.900%, 03/01/30                   3,700                      3,700
   Massachusetts State, GO
        2.600%, 09/07/01                   1,500                      1,500
   Massachusetts State, Health &
     Educational Facilities Authority,
     Berklee College of Music Project,
     Ser B, RB, MBIA (A)(B)
        1.700%, 12/01/27                   1,710                      1,710
   Massachusetts State, Health &
     Educational Facilities Authority,
     Boston University Project,
     Ser H, RB (A)(B)(C)
        1.600%, 12/01/29                   2,500                      2,500
   Massachusetts State, Health &
     Educational Facilities Authority,
     Capital Assets Program, Ser D,
     RB, MBIA (A)(B)
        2.400%, 01/01/35                   2,500                      2,500
   Massachusetts State, Health &
     Educational Facilities Authority,
     Capital Assets Program, Ser E,
     RB (A)(B)(C)
        2.500%, 01/01/35                   2,800                      2,800
   Massachusetts State, Health &
     Educational Facilities Authority,
     Harvard University Issue Project,
     Ser Y, RB (A)(B)
        1.800%, 07/01/35                   2,000                      2,000



-----------------------------------------------------------------------------
14                     SEI Tax Exempt Trust / Annual Report / August 31, 2001

-----------------------------------------------------------------------------
                                       Face Amount                     Value
Description                           ($ Thousands)             ($ Thousands)
-----------------------------------------------------------------------------
   Massachusetts State, Water Reserve
     Authority, Ser B, RB, AMBAC(A)(B)
        1.800%, 04/01/28                 $ 3,700                   $  3,700
   Massachusetts, Financing Agency
     Authority, Belmont Day School
     Project, RB (A)(B)(C)
        1.900%, 07/01/31                   5,000                      5,000
                                                                   ----------
                                                                     26,612
                                                                   ----------
MICHIGAN -- 3.0%
   Grand Valley, Michigan State
     University, Ser B, RB, FGIC (A)(B)
        2.030%, 06/01/27                   6,275                      6,275
   Jackson County, Economic Development
     Authority, Limited Thrifty Leoni
     Project, RB (A)(B)(C)
        2.300%, 12/01/14                     800                        800
   Michigan State, Job Development
     Authority, East Lansing Residential
     Project, RB (A)(B)(C)
        2.700%, 12/01/14                   1,000                      1,000
   Michigan State, Strategic Fund
     Limited, Fort Gratiot, Ser A,
     RB (A)(B)
        2.000%, 02/15/34                   9,180                      9,180
   Michigan State, Strategic Fund,
     Peachwood Center Association
     Project, RB (A)(B)(C)
        2.080%, 06/01/16                   1,730                      1,730
   Northville Township, Economic
     Development Authority,
     Thrifty Northville Project,
     RB (A)(B)(C)
        2.125%, 05/01/14                   1,000                      1,000
   Sterling Heights, Economic
     Development Authority, Sterling
     Shopping Center Project,
     RB (A)(B)(C)
        2.150%, 12/01/10                   3,970                      3,970
                                                                   ----------
                                                                     23,955
                                                                   ----------
MINNESOTA -- 0.5%
   Lauderdale, Childrens Home Society
     Project, RB (A)(B)(C)
        2.700%, 12/01/30                   3,000                      3,000
   St. Paul, Port Authority District,
     Ser M, RB (A)(B)(C)
        2.650%, 03/01/21                   1,300                      1,300
                                                                   ----------
                                                                      4,300
                                                                   ----------

-----------------------------------------------------------------------------
                                       Face Amount                     Value
Description                           ($ Thousands)             ($ Thousands)
-----------------------------------------------------------------------------
MISSOURI -- 1.7%
   Clayton, Industrial Development
     Authority, Bailey Court Project,
     RB (A)(B)(C)
        2.160%, 01/01/09                 $ 1,500                   $  1,500
   Hannibal, Industrial Development
     Authority, Hannibal Regional
     Healthcare Systems, RB Pre-Refunded
     @ 105 (D)
        9.500%, 09/01/01                   1,500                      1,575
   Jackson County, Industrial Development
     Authority, YMCA Greater Kansas City
     Project, Ser A, RB (A)(B)(C)
        2.700%, 11/01/16                   1,150                      1,150
   Jackson County, Industrial Development
     Authority, YMCA Greater Kansas City
     Project, Ser A, RB (A)(B)(C)
        2.700%, 11/01/15                     800                        800
   Kansas City, Industrial Development
     Authority, Woodlands Partners
     Project, RB (A)(B)(C)
        2.070%, 02/15/31                   4,045                      4,045
   Missouri State, Health & Educational
     Facilities Authority, Drury College
     Project, RB (A)(B)(C)
        2.650%, 12/01/24                     900                        900
   Missouri State, Health & Educational
     Facilities Authority, Drury College
     Project, RB (A)(B)(C)
        2.050%, 07/01/25                   2,950                      2,950
   Missouri State, Health & Educational
     Facilities Authority, Kansas City Art
     Institute Project, RB (A)(B)(C)
        2.700%, 11/01/29                     500                        500
                                                                   ----------
                                                                     13,420
                                                                   ----------
NEW JERSEY -- 1.1%
   New Jersey State, Economic
     Development Authority,
     Urban Renewal Project,
     RB (A)(B)(C)
        2.700%, 04/01/19                   1,000                      1,000
   North Hudson, Sewage Authority, RB
        3.700%, 09/28/01                   7,680                      7,680
                                                                   ----------
                                                                      8,680
                                                                   ----------
NEW YORK -- 1.0%
   Indian River School, BAN
        3.375%, 06/07/02                   7,888                      7,920




-----------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2001                     15

STATEMENT OF NET ASSETS

----------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
----------------------------------------------------------------
NORTH CAROLINA -- 1.7%
   North Carolina, Medical Care
     Community Hospital
     Authority, United
     Methodist Church Project,
     Ser A, RB(A)(B)(C)
        2.100%, 09/01/33             $ 2,430       $   2,430
   North Carolina, Medical Care
     Community Hospital
     Authority, Pooled Equipment
     Financing Project,
     RB, MBIA(A)(B)
        2.150%, 12/01/25              10,900          10,900
                                                   ----------
                                                      13,330
                                                   ----------

OHIO-- 2.9%
   American Municipal Power,
     Wadsworth Project, BAN
        3.600%, 03/15/02               4,000           4,000
   Cincinnati & Hamilton County,
     Port Authority, CEI Realty
     Association Project,
     RB (A)(B)(C)
        2.900%, 08/01/15               1,045           1,045
   Highland County, Industrial
     Development Authority,
     Lancaster Colony Project,
     RB (A)(B)(C)
        3.600%, 09/01/05                 600             600
   Lima, Refunding & Improvement
     Authority, Lima Memorial
     Hospital Project,
     RB (A)(B)(C)
        2.180%, 12/01/10               2,530           2,530
   London, City School District,
     BAN
        3.500%, 12/12/01               3,000           3,007
   Lorain County, Industrial
     Development Authority,
     Regional Medical Center
     Project, RB (A)(B)(C)
        2.180%, 05/01/22                 870             870
   Ohio State, Higher
     Educational Facilities
     Commission, Mount Union
     College Project,
     RB (A)(B)(C)
        2.080%, 09/01/20               2,825           2,825
   Ohio State, Water Development
     Authority, Road Loan
     Advance Project,
     Ser A, RB (A)(B)(C)
        2.140%, 05/01/03               2,500           2,500
   Pickerington, Local School
     District, BAN
        3.200%, 12/14/01               3,000           3,002
   Summit County, Industrial
     Development Authority,
     Arlington Plaza Project,
     RB (A)(B)(C)
        3.600%, 09/01/15               1,995           1,995
   Westlake, Industrial
     Development Authority,
     Nordson Project,
     RB (A)(B)(C)
        2.200%, 03/01/02                 400             400
                                                   ----------
                                                      22,774
                                                   ----------


----------------------------------------------------------------
                                 Face Amount           Value
Description                    ($ Thousands)   ($ Thousands)
----------------------------------------------------------------
OKLAHOMA -- 2.4%
   Oklahoma State, Development
     Finance Authority, Oklahoma
     Hospital Association
     Project, Ser A, RB(A)(B)
        2.150%, 01/01/30             $ 3,300       $   3,300
   Tulsa County, GO
        3.600%, 11/01/01               1,250           1,251
   Tulsa County, Industrial
     Healthcare Authority,
     Laureate Psychiatric
     Project, RB (A)(B)
        2.800%, 12/15/08               3,500           3,500
   Tulsa, Industrial Development
     Authority, Tulsa Childrens'
     Coalition Project,
     RB (A)(B)(C)
        2.200%, 04/01/15               3,380           3,380
   Tulsa, Industrial Development
     Authority, Tulsa County
     Housing Fund Project,
     RB (A)(B)(C)
        2.150%, 10/01/32               7,600           7,600
                                                   ----------
                                                      19,031
                                                   ----------

OREGON -- 1.5%
   Clackamas County, Hospital
     Facility Authority, Senior
     Living Facility,
     Mary Woods Project,
     Ser C, RB (A)(B)(C)
        2.100%, 05/15/29               2,800           2,800
   Medford, Hospital Facilities
     Authority, Continued Care
     Retirement Project,
     RB (A)(B)(C)
        2.180%, 05/15/27               2,200           2,200
   Oregon State, Housing &
     Community Services
     Department, Single-Family
     Mortgage Project, Ser H,RB
        2.750%, 02/12/02               3,000           3,000
   Port Morrow, Pollution
     Control Authority,
     Idaho Power Project,
     RB (A)(B)
        3.150%, 02/01/27               4,100           4,100
                                                   ----------
                                                      12,100
                                                   ----------

PENNSYLVANIA -- 10.9%
   Allegheny County, Industrial
     Development Authority,
     Commercial Development,
     Two Marquis Project,
     RB (A)(B)(C)
        2.150%, 12/01/14               3,800           3,800
   Allegheny County, Industrial
     Development Authority,
     Jewish Home & Hospital
     Project, Ser B,
     RB (A)(B)(C)
        2.150%, 10/01/26               2,455           2,455
   Allegheny County, Ser C-50,
     GO (A)(B)
        3.150%, 05/01/27              10,000          10,000



----------------------------------------------------------------
16        SEI Tax Exempt Trust / Annual Report / August 31, 2001

----------------------------------------------------------------
                                 Face Amount           Value
Description                    ($ Thousands)   ($ Thousands)
----------------------------------------------------------------
   Beaver County, Hospital
     Authority, Beaver Medical
     Center, Ser A,RB
     Pre-Refunded @ 102 (D)
        6.250%, 07/01/02             $ 2,450       $   2,570
   Berks County, Industrial
     Development Authority,
     Rilsan Industrial Project,
     RB(A)(B)(C)
        2.125%, 12/01/04               2,050           2,050
   Chartiers Valley, Industrial &
     Commercial Development
     Authority, Asbury Place
     Project, Ser A,
     RB (A)(B)(C)
        2.100%, 12/01/26               1,000           1,000
   Chester County, Industrial
     Development Authority,
     The Woods Project,
     RB(A)(B)(C)
        2.150%, 03/31/15               1,150           1,150
   Dallastown, Area School
     District Authority,
     GO, FGIC (A)(B)
        2.090%, 05/01/20               1,495           1,495
   Dauphin County, General
     Authority, Allhealth
     Pooled Finance Program,
     Ser B, RB, FSA (A)(B)
        2.050%, 10/01/27                 600             600
   Dauphin County, General
     Authority,RB, AMBAC (A)(B)
        4.450%, 09/01/32               1,500           1,508
   East Hempfield Township,
     Industrial Development
     Authority, Menonnite
     Home Project, RB (A)(B)(C)
        2.090%, 06/01/25               1,500           1,500
   Easton, City School District,
     GO, FGIC (A)(B)
        2.090%, 10/01/17               1,500           1,500
   Hazleton, Industrial
     Development Authority,
     MMI Preparatory School
     Project, RB(A)(B)(C)
        2.150%, 10/01/24               1,800           1,800
   Lancaster County, Hospital
     Authority, Quarryville
     Presbyterian Project,
     RB(A)(B)(C)
        2.100%, 05/15/30               1,665           1,665
   Lancaster, Higher Education
     Authority, Franklin &
     Marshall College Project,
     RB(A)(B)(C)
        2.110%, 04/15/27               1,720           1,720
   Lebanon County, Health
     Facilities Authority,
     United Church of Christ
     Homes Project,
     RB(A)(B)(C)
        2.200%, 12/01/22               3,750           3,750
   Lebanon County, Health
     Facilities Authority,
     United Church of Christ
     Homes Project,
     RB (A)(B)(C)
        2.110%, 04/01/24               1,400           1,400


----------------------------------------------------------------
                                 Face Amount           Value
Description                    ($ Thousands)   ($ Thousands)
----------------------------------------------------------------
   Lebanon County, Industrial
     Development
     Authority, Aluminum
     Company of America Project,
     RB(A)(B)
        2.000%, 09/01/11             $ 1,020       $   1,020
   Monroe County, Hospital
     Authority, Pocono Medical
     Center Project,
     Ser C, RB(A)(B)(C)
        2.150%, 07/02/27               1,000           1,000
   Montgomery County, Higher
     Education & Health
     Authority, Loan Project,
     Ser A, RB(A)(B)(C)
        2.200%, 04/01/17                 800             800
   Moon Township, Industrial
     Development Authority,
     Executive Office Association
     Project, RB (A)(B)(C)
        2.150%, 11/01/10                 900             900
   Northampton County,
     Industrial Development
     Authority, Moravian
     Academy Project,
     RB(A)(B)(C)
        2.150%, 02/01/18               1,950           1,950
   Pennsylvania State, Economic
     Development Financing
     Authority, Mercy Health
     Systems Project, Ser E1,
     RB(A)(B)(C)
        2.150%, 09/01/19               2,000           2,000
   Pennsylvania State, Economic
     Development Financing
     Authority, Philadelphia
     Area, Ser J1, RB(A)(B)(C)
        2.150%, 11/01/30               5,400           5,400
   Pennsylvania State, Economic
     Development Financing
     Authority, Philadelphia
     Area, Ser J3, RB(A)(B)(C)
        2.150%, 11/01/30              13,800          13,800
   Philadelphia, Hospital &
     Higher Education Authority,
     Children's Hospital Project,
     Ser A, RB(A)(B)
        2.500%, 03/01/27               1,000           1,000
   Philadelphia, Hospital &
     Higher Education Facility
     Authority, Temple East
     Project, Ser B, RB(A)(B)(C)
        2.100%, 06/01/14                 700             700
   Philadelphia, Industrial
     Development Authority,
     Inglis House Project,
     RB(A)(B)(C)
        2.900%, 05/01/17               7,000           7,000
   Philadelphia, Industrial
     Development Authority,
     Institute for Cancer
     Research Project, Ser A,
     RB(A)(B)(C)
        2.550%, 07/01/13               1,100           1,100
   Philadelphia, TRAN
        4.000%, 06/28/02               6,000           6,065



----------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2001        17

STATEMENT OF NET ASSETS

----------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
----------------------------------------------------------------
   Union County, Hospital
     Authority, United
     Methodist Continuing Care
     Services Project, Ser B,
     RB(A)(B)(C)
        2.300%, 04/01/27             $ 1,000       $   1,000
   Washington County, State
     Leasing Authority, Eye &
     Ear Project, Ser B-1,
     Sub-Ser D, RB(A)(B)(C)
        2.180%, 12/15/18               2,200           2,200
                                                   ----------
                                                      85,898
                                                   ----------

SOUTH CAROLINA -- 1.4%
   Florence County, Industrial
     Development Authority,
     La-Z-Boy Chair Project,
     RB(A)(B)
        2.080%, 11/01/01               5,000           5,000
   South Carolina State, Economic
     Development Authority, St.
     Joseph's High School
     Project, RB(A)(B)(C)
        2.210%, 05/15/25               5,000           5,000
   South Carolina State, Public
     Service Authority, Santee
     Cooper Project, Ser D,
     RB, AMBAC
     Pre-Refunded @ 102 (D)
        6.500%, 07/01/02               1,000           1,050
                                                   ----------
                                                      11,050
                                                   ----------


TENNESSEE -- 4.9%
   Chattanooga, Health
     Education & Facilities
     Board, McCallie School
     Project, RB(A)(B)(C)
        2.050%, 12/01/23               8,500           8,500
   Clarksville, Public Building
     Authority, Pooled
     Financing Program,
     RB(A)(B)(C)
        2.100%, 06/01/29               1,700           1,700
   Cleveland, Industrial
     Development Board, YMCA
     MET Chattanooga Project,
     RB(A)(B)(C)
        2.100%, 07/01/19               1,100           1,100
   Jackson, Electric Systems,
     RB (A)(B)(C)
        2.100%, 11/01/26               5,600           5,600
   Knox County, Industrial
     Development Board
     Authority, Professional
     Plaza Project, RB, FGIC
     (A)(B)(C)
        2.600%, 12/01/14               3,300           3,300
   Memphis, Health, Educational &
     Housing Authority, Not-For-
     Profit Multi-Family
     Housing Program, RB(A)(B)
        2.150%, 08/01/32              15,000          15,000
   Metropolitan Nashville &
     Davidson County, Health &
     Educational Facilities
     Board, Dede Wallace
     Healthcare System Project,
     RB(A)(B)(C)
        2.100%, 03/01/16               1,100           1,100

----------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
----------------------------------------------------------------
   Metropolitan Nashville &
     Davidson County, Health &
     Educational Facilities
     Board, Franklin Road
     Project, RB(A)(B)(C)
        2.100%, 07/01/21             $ 1,195       $   1,195
   Williamson County, Nursing
     Home Improvements Project,
     GO Pre-Refunded @ 100(D)
        6.000%, 05/01/02               1,220           1,245
                                                   ----------
                                                      38,740
                                                   ----------

TEXAS -- 1.9%
   Amarillo, Industrial
     Development Authority,
     Safeway Project,
     RB (A)(B)(C)
        3.450%, 03/01/03               1,210           1,210
   Brazos River, Harbor
     Navigation District,
     Hoffman-La Roche
     Project, RB(A)(B)(C)
        2.125%, 04/01/02               1,000           1,000
   Gulf Coast, Industrial
     Development Authority,
     Petrounited Project,
     RB(A)(B)(C)
        2.200%, 11/01/19               1,500           1,500
   Gulf Coast, Waste Disposal
     Authority, Armco Project,
     RB(A)(B)(C)
        2.150%, 12/01/08               1,500           1,500
   Hunt County, Health Facilities
     Development Authority, Universal
     Health Services Greenville
     Project, RB(A)(B)(C)
        2.100%, 10/01/15               1,550           1,550
   Katy, Independent School
     District, Ser B, GO
        4.750%, 02/15/02               3,000           3,020
   Montgomery County, GO, FGIC
        6.150%, 09/01/01               1,280           1,280
   Tarrant County, Housing
     Finance Authority, Amherst
     Association Project,
     RB(A)(B)(C)
        2.150%, 12/01/07               1,300           1,300
   Trinity River, Industrial
     Development Authority,
     Toys `R' Us Nytex Project,
     RB(A)(B)(C)
        2.125%, 11/01/14               2,900           2,900
                                                   ----------
                                                      15,260
                                                   ----------

UTAH -- 0.1%
   Nephi, Industrial
     Development Authority,
     Safeway Project,
     RB(A)(B)(C)
        3.450%, 03/01/03                 840             840
                                                   ----------




----------------------------------------------------------------
18       SEI Tax Exempt Trust / Annual Report / August 31, 2001

----------------------------------------------------------------
                                 Face Amount           Value
Description                    ($ Thousands)   ($ Thousands)
----------------------------------------------------------------
VERMONT -- 1.7%
   Vermont State, Educational &
     Health Buildings Financing
     Authority, Capital Asset
     Financing Project, Ser 1,
     RB(A)(B)(C)
        2.150%, 06/01/22             $ 1,173       $   1,173
   Vermont State, Educational &
     Health Buildings Financing
     Authority, Capital Asset
     Financing Project, Ser 2,
     RB(A)(B)(C)
        2.150%, 06/01/27               7,800           7,800
   Vermont State, Student
     Assistance Authority,
     Ser 85, RB(A)(B)(C)
        2.650%, 01/01/04               4,225           4,225
                                                   ----------
                                                      13,198
                                                   ----------

VIRGINIA -- 0.1%
   Roanoke, Industrial
     Development Hospital
     Authority, Roanoke
     Memorial Hospital, Ser A,
     RB(A)(B)
        2.550%, 07/01/19                 500             500
                                                   ----------

WASHINGTON -- 1.4%
   Lewis County, Public
     Utilities Distribution,
     Cowlitz Falls Hydro
     Project, RB
     Pre-Refunded @ 102 (D)
        7.000%, 10/01/01               1,150           1,176
   Port Moses Lake, Public
     Industrial Authority,
     Basic American Foods
     Project, RB (A)(B)(C)
        2.500%, 09/01/05               4,200           4,200
   Seattle, Low Income Housing
     Authority, Foss Home
     Project, RB(A)(B)(C)
        2.000%, 12/01/24               2,000           2,000
   Washington State, Non-Profit
     Housing Finance Authority,
     Emerald Heights Project,
     RB(A)(B)(C)
        2.500%, 01/01/21               2,300           2,300
   Washington State, Non-Profit
     Housing Finance Authoriy,
     YMCA Snohomish County
     Project, RB(A)(B)(C)
        2.500%, 08/01/19               1,450           1,450
                                                   ----------
                                                      11,126
                                                   ----------

WEST VIRGINIA -- 0.2%
   West Virginia State,
     Hospital Finance Authority,
     St. Joseph's Hospital
     Project,
     RB(A)(B)(C)
        2.220%, 10/01/10               1,900           1,900
                                                   ----------


---------------------------------------------------------------
                                 Face Amount           Value
Description                    ($ Thousands)   ($ Thousands)
---------------------------------------------------------------
WISCONSIN -- 6.9%
   Appleton, Industrial
     Development Authority,
     Valley Packaging
     Industries Project,
     RB(A)(B)(C)
        2.200%, 02/01/11             $   805       $     805
   Green Bay, Industrial
     Development Authority,
     Curative Rehabilitation
     Center Project,
     RB(A)(B)(C)
        2.200%, 07/01/13               1,045           1,045
   Kaukauna, Area School
     District, TRAN
        2.800%, 08/22/02               2,500           2,502
   Kettle Moraine, School
     District, Ser A, BAN
        5.000%, 01/23/02               1,700           1,717
   Menomonee Falls, Industrial
     Development Authority,
     Maysteel Project,
     RB(A)(B)(C)
        2.300%, 11/01/14               1,900           1,900
   Onconto, Unified School
     District, TRAN
        2.800%, 09/10/02               2,000           2,000
   Pewaukee, School District
     Authority, BAN
        3.125%, 05/30/02               1,150           1,151
   Pleasant Prairie, Ser A, BAN
        4.750%, 12/01/01               1,500           1,504
   Pulaski, Community School
     District, TRAN
        2.800%, 09/27/02               1,700           1,701
   Sparta, Area School District, TRAN
        4.750%, 10/03/01               2,250           2,250
   Wisconsin State, Health &
     Education Facilities
     Authority, Blood Center
     Project, Ser A,
     RB(A)(B)(C)
        2.100%, 06/01/19               7,260           7,260
   Wisconsin State, Health &
     Educational Facilities
     Authority, Milwaukee
     Protestant Home Project,
     Ser A, RB(A)(B)(C)
        2.100%, 10/01/29              10,100          10,100
   Wisconsin State, Health &
     Educational Facilities
     Authority, Ministry
     Healthcare Project,
     Ser A, RB, MBIA(A)(B)
        2.150%, 08/01/29              18,525          18,525



----------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2001        19

STATEMENT OF NET ASSETS

Tax Free Fund (Concluded)

----------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
----------------------------------------------------------------
   Wisconsin State, Rural Water
     Construction Loan Program,
     Ser A, BAN
        5.250%, 01/15/02             $ 1,800       $   1,813
                                                   ----------
                                                      54,273
                                                   ----------

MULTI-STATE -- 4.2%
   Greystone, Tax Exempt
     Certificate Trust
     Authority, Senior
     Certificate of Beneficial
     Ownership Project,
     RB(A)(B)(C)
        2.220%, 05/01/28              27,490          27,490
   Greystone, Tax Exempt
     Certificate Trust
     Authority, Senior
     Certificate of Beneficial
     Ownership Project, Ser A,
     COP (A)(B)(C)
        2.180%, 07/01/05               5,885           5,885
                                                   ----------
                                                      33,375
                                                   ----------

Total Municipal Bonds
   (Cost $800,235)                                   800,235
                                                   ----------

Total Investments -- 101.2%
   (Cost $800,235)                                   800,235
                                                   ----------

Other Assets & Liabilities -- (1.2)%                   (9,845)
                                                   ----------


NET ASSETS:
Fund Shares of Class A
   (unlimited authorization --
   no par value) based on
   790,600,943 outstanding shares
   of beneficial interest                            790,469
Distributions in excess of net investment income         (20)
Accumulated net realized loss on investments             (59)
                                                   ----------
Total Net Assets -- 100.0%                           $790,390
                                                   ==========


Net asset value, offering and redemption
   price per share-- Class A                           $1.00
                                                   ==========








----------------------------------------------------------------

Description
----------------------------------------------------------------
(A)Floating Rate Security -- the rate reflected on the Statement of Net Assets is the rate in effect on August 31, 2001.
(B)Put and Demand Feature -- the date reported on the Statement of Net Assets is the final maturity date, not the next reset or put date.
(C)Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(D)Pre-Refunded Security -- the maturity date shown is the pre-refunded date.
(E)Securities are collateralized under an agreement from FHLB/FHLMC/FNMA.
AMBAC-- American Municipal Bond Assurance Company
AN -- Anticipation Note
BAN -- Bond Anticipation Note
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
FSA -- Financial Security Assistance
GO -- General Obligation
MBIA -- Municipal Bond Insurance Association
RB -- Revenue Bond
Ser -- Series
SPA -- Special Assessment
TAN -- Tax Anticipation Note
TAW -- Tax Anticipation Warrant
TRAN -- Tax &Revenue Anticipation Note
The accompanying notes are an integral part of the financial statements.




----------------------------------------------------------------
20       SEI Tax Exempt Trust / Annual Report / August 31, 2001

SCHEDULE OF INVESTMENTS

California Tax Exempt Fund

----------------------------------------------------------------
                                 Face Amount           Value
Description                    ($ Thousands)   ($ Thousands)
----------------------------------------------------------------
MUNICIPAL BONDS -- 90.9%
CALIFORNIA -- 90.9%
   ABAG, Finance Authority for
   Non-Profit Corporations,
   Ser C, COP(A)(B)(C)
        2.300%, 10/01/27             $   500       $     500
   Alhambra, Industrial
     Development Authority,
     Sunclipse Project,
     RB(A)(B)(C)
        2.600%, 05/01/07                 100             100
   Auburn, Unified School
     District, Capital
     Improvement Financing
     Project, COP(A)(B)(C)
        1.700%, 12/01/23               1,000           1,000
   California State, Community
     Development Authority,
     Motion Picture &
     Television Project, Ser A,
     RB(A)(B)(C)
        1.650%, 03/01/31                 500             500
   California State, Economic
     Development Finance
     Authority, Volk Enterprises
     Project, RB(A)(B)(C)
        1.950%, 06/01/21                 500             500
   California State,
     Educational Facilities
     Authority, RB(A)(B)
        1.700%, 10/01/22                 725             725
   California State, Health
     Facilities Financing
     Authority, Adventist
     Health Systems West,
     RB, MBIA(A)(B)
        2.350%, 09/01/15                 900             900
   California State, Health
     Facilities Financing
     Authority, Scripps
     Memorial Hospital
     Project, Ser B, RB,
     MBIA(A)(B)
        1.650%, 10/01/21                 200             200
   California State, Pollution
     Control Financing
     Authority, Chevron USA
     Project, RB(A)(B)
        4.000%, 11/15/01                 750             750
   California State, School
     Cash Reserve Authority,
     Ser A, RB, AMBAC
        4.000%, 07/03/02                 500             505
   California Statewide,
     Community Development
     Authority, Covenant
     Retirement Communities
     Project, COP(A)(B)(C)
        1.900%, 12/01/22                 700             700
   Corona, Redevelopment Agency,
     Multi-Family Mortgage
     Project, RB(A)(B)(C)
        3.300%, 05/01/15                 470             470
   Costa Mesa, Redevelopment
     Agency Authority, Family
     Voting Apartments Project,
     Ser A, RB(A)(B)(C)
        1.850%, 11/01/14                 385             385

---------------------------------------------------------------
                                  ace Amount           Value
Description                    ($ Thousands)   ($ Thousands)
---------------------------------------------------------------
   Fairfield, TRAN
        3.250%, 06/30/02             $   510       $     512
   Fontana, Public Financing
     Authority, North Fontana
     Redevelopment Project,
     RB, FSA
        4.000%, 09/01/01                 930             930
   Foster City, Community
     Development Agency,
     Community Development
     Project, TA
        3.100%, 09/01/01                 500             500
   Fremont, Building &
     Equipment Financing
     Project, COP(A)(B)(C)
        1.950%, 07/01/15                 775             775
   Fremont, Multi-Family
     Housing Authority,
     Mission Project,
     RB(A)(B)(C)
        2.000%, 09/01/14                 195             195
   Fullerton, Industrial
     Development Authority,
     Sunclipse Project, Ser A,
     RB(A)(B)(C)
        2.600%, 07/01/15                 200             200
   GAF, Tax Exempt Bond Grantor
     Trust, RB
     (A)(B)(C)
        3.300%, 10/01/12                 440             440
   Golden Empire, School
     Financing Authority,
     Kern High School District
     Projects, RB(A)(B)(C)
        2.400%, 08/01/31               1,000           1,000
   Health Facilities Finance
     Authority, Catholic
     Healthcare Project,
     Ser C, RB, MBIA(A)(B)
        1.950%, 07/01/20                 600             600
   Hillsborough, Water & Sewer
     Systems Project, Ser B,
     COP(A)(B)
        1.700%, 06/01/30                 400             400
   Huntington Park, Public
     Financing Authority,
     Parking Project, Ser A,
     RB(A)(B)(C)
        2.250%, 09/01/19                 305             305
   Irvine County, Improvement
     Bond Act of 1915,
     Assessment District
     No. 85-7, SPA, FSA (A)(B)
        1.700%, 09/02/11                 532             532
   Irwindale, Industrial
     Development Authority,
     Toys `R' Us Project,
     RB(A)(B)(C)
        2.130%, 12/01/19                 325             325
   Lancaster, Multi-Family
     Housing Authority,
     Household Bank Project,
     Ser A, RB(A)(B)
        1.870%, 11/01/29                 190             190
   Los Angeles County, Pension
     Obligation, Ser A, RB,
     AMBAC(A)(B)
        1.900%, 06/30/07                 500             500



----------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2001        21

SCHEDULE OF INVESTMENTS

California Tax Exempt Fund (Concluded)

----------------------------------------------------------------
                                 Face Amount           Value
Description                    ($ Thousands)    $ Thousands)
----------------------------------------------------------------
   Los Angeles, Unified School
     District Authority, Ser A,
     TRAN
        5.250%, 10/03/01             $   500       $     501
   Metropolitan, Water District
     of Southern California,
     Ser B-2, RB(A)(B)
        1.850%, 07/01/35                 500             500
   Mountain View, Los Altos High
     School District, TRAN
        3.000%, 07/01/02                 500             501
   Oakland, Capital Equipment
     Project, COP(A)(B)(C)
        1.700%, 12/01/15                 900             900
   Oakland, Liquidity Facilities
     Authority, Bay Area
     Government Project,
     RB(A)(B)(C)
        2.000%, 12/01/09                 115             115
   Orange County, Improvement
     Board, Assessment District
     Series 88-1, SPA(A)(B)(C)
        2.350%, 09/02/18                 800             800
   Pico Riveria, Redevelopment
     Agency, Crossroads Plaza
     Project, RB(A)(B)(C)
        2.050%, 12/01/10                 600             600
   Riverside, Housing Authority,
     Concord Square Apartments
     Project, Ser A, RB(A)(B)(D)
        1.800%, 12/15/30                 500             500
   Riverside, Housing Authority,
     De Anza Villas Project,
     RB(A)(B)(C)
        1.950%, 12/01/16                 205             205
   Sacramento, Unified School
     District Authority, TRAN
        4.400%, 11/28/01                 500             501
   San Bernardino County, Center
     Refunding Project,
     COP(A)(B)(C)
        1.950%, 07/01/15                 500             500
   San Bernardino County, Housing
     Authority, Indian Knoll
     Apartment Project, Ser A,
     RB(A)(B)(C)
        1.820%, 06/01/05                 270             270
   San Bernardino County, Multi-
     Family Housing Authority,
     Gold West Phase 2 Project,
     RB(A)(B)(C)(D)
        2.000%, 05/01/17                 500             500
   San Diego, Multi-Family
     Housing Authority,
     University Town Center
     Apartments Project,
     RB(A)(B)(C)
        2.100%, 10/01/15                 100             100
   San Diego, Museum of Art
     Project, COP(A)(B)(C)
        1.850%, 09/01/30                 600             600

----------------------------------------------------------------
                                 Face Amount           Value
Description                    ($ Thousands)   ($ Thousands)
----------------------------------------------------------------
San Diego, San Pasqual Academy
     Project, COP(A)(B)
        2.000%, 08/01/20             $   400       $     400
   San Francisco (City & County),
     TECP
        2.650%, 09/28/01                 685             685
   San Leandro, Unified School
     District Authority, TRAN
        4.500%, 09/25/01                 500             500
   San Marcos, Industrial
     Development Authority,
     Amistar Project, RB(A)(B)(C)
        2.400%, 12/01/05                 325             325
   San Marcos, School Financing
     Authority, RB, FSA
        3.250%, 09/01/01                 425             425
   Santa Clara County, El Camino
     Hospital District Lease
     Authority, Valley Medical
     Center Project, Ser A,
     RB(A)(B)(C)
        1.900%, 08/01/15                 500             500
   Simi Valley, Industrial &
     Economic Development
     Authority, Wambold Furniture
     Project, RB(A)(B)(C)
        2.600%, 12/01/14                 160             160
   Stockton, Multi-Family
     Housing Authority, Mariners
     Pointe Project, Ser A,
     RB(A)(B)(C)
        1.850%, 09/01/18                 700             700
   Three Valleys, Municipal
     Water Authority, Miramar
     Water Treatment Project,
     COP(A)(B)(C)
        1.900%, 11/01/14                 700             700
   Vallejo, Multi-Family
     Housing Authority, Highlands
     Apartments Project, Ser A,
     RB(A)(B)(C)
        2.050%, 06/01/07               1,000           1,000
   Westminster, Redevelopment
     Agency, Commercial
     Redevelopment Project
     Number 1, TA, AMBAC(A)(B)
        1.950%, 08/01/27                 305             305
                                                   ----------
Total Municipal Bonds
   (Cost $27,432)                                     27,432
                                                   ----------
Total Investments -- 90.9%
   (Cost $27,432)                                  $  27,432
                                                   ==========






----------------------------------------------------------------
22        SEI Tax Exempt Trust / Annual Report / August 31, 2001

----------------------------------------------------------------

Description
----------------------------------------------------------------
(A) Floating Rate Security -- the rate reflected on the Statement of Net Assets is the rate in effect on August 31, 2001.
(B) The date reported on the Statement of Net Assets is the final maturity date, not the next reset or put date.
(C) Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(D) Securities are collateralized under an agreement from FHLB/FHLMC/FNMA.
ABA -- Association of Bay Area Governments
AMBAC -- American Municipal Bond Assurance Company
COP -- Certificate of Participation
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
FSA -- Financial Security Assistance
GO -- General Obligation
MBIA -- Municipal Bond Insurance Association
RB -- Revenue Bond
Ser-- Series
SPA -- Special Assessment
TA -- Tax Allocation
TECP -- Tax-Exempt Commercial Paper
TRAN -- Tax & Revenue Anticipation Note
The accompanying notes are an integral part of the financial statements.





----------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2001        23

STATEMENT OF NET ASSETS

Institutional Tax Free Fund

----------------------------------------------------------------
                                 Face Amount           Value
Description                    ($ Thousands)   ($ Thousands)
----------------------------------------------------------------
MUNICIPAL BONDS -- 100.4%
ALABAMA -- 1.2%
   Birmingham, Medical Clinic
   Authority, St. Martins
   Project, RB(A)(B)(C)
        2.250%, 12/01/05             $ 1,760       $   1,760
   Indian Springs Village,
   Educational Building
   Authority, Indian Springs
   School Project, RB(A)(B)(C)
        2.250%, 11/01/27               5,000           5,000
   Lauderdale County, Public
   Park & Recreation Board,
   Young Mens' Christian Project,
   RB(A)(B)(C)
        2.100%, 12/01/20               3,900           3,900
   Mobile, Industrial Development
     Pollution Control Authority,
     M & T Chemicals Project,
     RB(A)(B)(C)
        2.130%, 06/01/04               2,800           2,800
   Russelville, Industrial
   Development Authority,
   Clark Pulley Project, RB(A)(B)
        2.350%, 02/01/09               1,675           1,675
                                                   ----------
                                                      15,135
                                                   ----------
ALASKA -- 0.1%
   Alaska State, Housing Finance
     Authority, Ser A, RB, MBIA
        4.800%, 12/01/01               1,625           1,632

ARIZONA -- 1.0%
   Maricopa County, Industrial
   Development Authority, Arcadia
   Vista Apartments Project, Ser A,
   RB(A)(B)(C)
        2.150%, 09/01/27               4,750           4,750
   Maricopa County, Industrial
   Development Authority, McLane
   Project, RB(A)(B)(C)
        2.500%, 10/01/04                 420             420
   Mesa, Industrial Development
   Authority, Discovery Health
   Project, Ser B, RB, MBIA(A)(B)
        2.000%, 01/01/29               7,500           7,500
                                                   ----------
                                                      12,670
                                                   ----------
ARKANSAS -- 0.8%
   Fayetteville, Water & Sewer Works
     Authority, RB (A) (B)
        2.200%, 11/01/06               9,500           9,500

CALIFORNIA -- 0.7%
   California, School Cash Reserve
   Program, Ser A, GO, AMBAC
        4.000%, 07/03/02               9,000           9,099


----------------------------------------------------------------
                                 Face Amount           Value
Description                    ($ Thousands)   ($ Thousands)
----------------------------------------------------------------
COLORADO -- 3.7%
   Arapahoe County, Water &
   Sanitation District Authority,
   Ser A, GO, MBIA(A)(B)
        4.450%, 12/01/20             $ 6,120       $   6,120
   Arvada, Water Authority, RB,
     FSA(A)(B)
        2.850%, 11/01/20               2,500           2,500
   Castle Pines, North
   Metropolitan District,
   GO(A)(B)(C)
        2.050%, 12/01/28              10,200          10,200
   Colorado State, Educational &
     Cultural Authority, Fountain
     Valley School Project,
     RB(A)(B)(C)
        2.200%, 08/01/13               1,000           1,000
   Colorado State, Health
     Facilities Authority,
     Christian Living Project,
     RB(A)(B)(C)
        2.100%, 01/01/24               3,633           3,633
   Colorado State, Postsecondary
     Educational Facilities
     Authority, Regis Jesuit
     High School Project,
     RB(A)(B)(C)
        2.200%, 12/01/21               4,260           4,260
   Dove Valley, Metropolitan
     District Authority, Arapahoe
     County Project, Ser C,
     GO(A)(B)(C)
        4.400%, 11/01/25               4,625           4,625
   East Smoky Hill, Metropolitan
     District Authority,
     GO(A)(B)(C)
        4.450%, 12/01/30               1,000           1,000
   NBC, Metropolitan District
     Authority, GO(A)(B)(C)
        4.450%, 12/01/30               1,500           1,500
   Panorama, Metropolitan District
     Authority, GO(A)(B)(C)
        4.450%, 12/01/18               1,645           1,645
   Panorama, Metropolitan District
     Authority, Ser B, RB(A)(B)(C)
        4.450%, 12/01/25               2,425           2,425
   Summit County, Recreational
     Facilities Authority,
     Copper Mountain Project,
     RB(A)(B)(C)
        2.650%, 04/01/17               2,110           2,110
   Summit County, Recreational
     Facilities Authority, Copper
     Mountain Project, RB(A)(B)(C)
        2.650%, 04/01/17               2,045           2,045
   Summit County, Recreational
     Facilities Authority,
     Copper Mountain Project,
     RB(A)(B)(C)
        2.650%, 04/01/17               2,540           2,540



----------------------------------------------------------------
24        SEI Tax Exempt Trust / Annual Report / August 31, 2001

----------------------------------------------------------------
                                 Face Amount           Value
Description                    ($ Thousands)   ($ Thousands)
----------------------------------------------------------------
  Willow Trace, Metropolitan
     District, Ser A, GO(A)(B)
        2.600%, 12/01/31             $ 1,290       $   1,290
                                                   ----------
                                                      46,893
                                                   ----------
DELAWARE -- 2.1%
   Delaware State, Economic
     Development Authority,
     Congoleum Development
     Project, RB(A)(B)(C)
        2.110%, 02/01/03               1,000           1,000
   Delaware State, Economic
     Development Authority,
     Hospital Billing, Ser C, RB,
     AMBAC(A)(B)
        2.050%, 12/01/15               7,700           7,700
   Delaware State, Economic
     Development Authority,
     Peninsula United Methodist
     Project, Ser B, RB(A)(B)(C)
        2.150%, 05/01/15               5,095           5,095
   Sussex County, Economic
     Development Authority,
     Route 113 Limited
     Partnership Project,
     RB(A)(B)(C)
        2.600%, 11/01/06               6,000           6,000
   University of Delaware,
     Ser A, RB(A)(B)
        2.050%, 11/01/18               6,000           6,000
                                                   ----------
                                                      25,795
                                                   ----------
DISTRICT OF COLUMBIA -- 1.0%
   District of Columbia,
     Institute of International
     Economic Issues, RB(A)(B)(C)
        2.100%, 06/01/25               2,700           2,700
   District of Columbia,
     Laboratory School Issue,
     RB(A)(B)(C)
        2.400%, 12/01/23               2,375           2,375
   District of Columbia,
     Multi-Family Housing
     Authority, Carmel Project,
     Ser A, RB(A)(B)(C)
        2.120%, 11/01/26               7,830           7,830
                                                   ----------
                                                      12,905
                                                   ----------
FLORIDA -- 6.6%
   Alachua County, Industrial
     Development Authority,
     Oak Hall School Project,
     RB(A)(B)(C)
        2.150%, 07/01/19               1,395           1,395
   Capital Trust Agency,
     Multi-Family Housing
     Authority, Community Loan
     Project, Ser A, RB(A)(B)
        2.150%, 12/01/32              25,810          25,810
   Florida State, Housing
     Finance Agency, Multi-Family
     Housing - Bardon Project,
     Ser C, RB (A)(B)
        1.950%, 04/01/07               6,100           6,100

----------------------------------------------------------------
                                 Face Amount            Value
Description                    ($ Thousands)    ($ Thousands)
----------------------------------------------------------------
   Florida State, Division
     Finance Board, Department
     of Natural Resources,
     RB, MBIA
     Pre-Refunded @ 101 (D)
        6.200%, 07/01/02             $ 3,755       $   3,900
   Florida State, Housing
     Finance Agency,
     Multi-Family Housing -
     Beville Project,
     Ser A, RB, MBIA (A)(B)
        1.950%, 12/01/09               6,000           6,000
   Florida State, Housing
     Finance Agency, Multi-
     Family Housing -
     Hillsboro Project,
     Ser D, RB(A)(B)
        1.950%, 12/01/09              10,695          10,695
   Highlands County,
     Health Facilities Authority,
     Adventis Health Systems
     Project, Ser A, RB, MBIA(A)(B)
        2.050%, 12/01/26              14,000          14,000
   Jacksonville, Industrial
     Development Authority,
     Florida University Health
     Science Center Project,
     RB(A)(B)
        2.300%, 07/01/19               1,000           1,000
   Miami-Dade County, Industrial
     Development Authority,
     Holy Cross Academy Project,
     RB(A)(B)(C)
        2.100%, 07/01/20               5,500           5,500
   Orange County, Healthcare
     Facilities Authority,
     Florida Health Association,
     Ser A, RB(A)(B)
        2.150%, 06/01/30               3,800           3,800
   Orange County, Multi-Family
     Housing Authority, Post
     Fountains Project,
     RB (A)(B)(E)
        2.050%, 06/01/25                 415             415
   Palm Beach County, Revenue
     Authority, Jewish Community
     Campus Project, RB(A)(B)(C)
        2.050%, 03/01/30               1,000           1,000
   Pasco City, Multi-Family
     Housing Finance Authority,
     Carlton Arms of Magnolia
     Valley Project, RB(A)(B)(C)
        2.130%, 12/01/07               2,000           2,000
   Volusia County, Industrial
     Development Authority,
     APCO Project, Ser A,
     RB(A)(B)(C)
        2.400%, 02/01/30                 920             920
                                                   ----------
                                                      82,535
                                                   ----------
GEORGIA -- 7.3%
   Albany-Dougherty County,
     Hospital Authority, Phoebe Putney
     Memorial Hospital Project, RB,
     AMBAC (A) (B) (C)
        2.100%, 09/01/26              17,900          17,900



----------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2001        25

STATEMENT OF NET ASSETS

----------------------------------------------------------------
                                 Face Amount           Value
Description                    ($ Thousands)   ($ Thousands)
----------------------------------------------------------------
   Athens, Multi-Family
     Housing Authority,
     Georgian Apartments
     Association Project,
     RB(A)(B)(C)
        2.375%, 08/01/05             $ 1,400       $   1,400
   Bibb County, Development
     Authority, Stratford
     Academy Project,
     RB(A)(B)(C)
        2.100%, 11/01/23               5,000           5,000
   Clayton County, Hospital
     Authority, Southern
     Regional Medical Center
     Project, Ser B, RB(A)(B)(C)
        2.100%, 08/01/19               7,770           7,770
   Cobb County, Multi-Family
     Housing Authority,
     Post Bridge Project,
     RB(A)(B)(E)
        2.050%, 06/01/25               1,300           1,300
   Cobb County, Multi-Family
     Housing Authority,
     Tibarron Association
     Project, Ser D, RB(A)(B)(C)
        2.160%, 10/01/06               8,600           8,600
   DeKalb County, Development
     Authority, Dart Container
     Project, RB(A)(B)
        2.850%, 08/01/11                 900             900
   DeKalb County, Development
     Authority, Weyerhaeuser
     Project, RB(A)(B)
        3.900%, 10/01/07               3,500           3,500
   Downtown Athens, Development
     Authority, Georgian Apartment
     Association Project,
     RB(A)(B)(C)
        2.500%, 11/01/05               1,000           1,000
   Federal Paper Board,
     Tax Exempt Bond
     Grantor Trust, RB(A)(B)(C)
        3.500%, 06/01/09               7,200           7,200
   Fulton County, Development
     Authority, Arthritis
     Foundation Project,
     RB(A)(B)(C)
        2.100%, 12/01/16               2,700           2,700
   Fulton County, Development
     Authority, Epstein School
     Project, RB (A) (B) (C)
        2.100%, 01/01/17               2,000           2,000
   Fulton County, Development
     Authority, Morehouse School
     of Medicine Project,
     RB(A)(B)(C)
        2.100%, 02/01/18               2,400           2,400
   Fulton County, Industrial
     Development Authority,
     ADP Project, RB(A)(B)(C)
        2.550%, 09/01/12               2,770           2,770
   Fulton County, Industrial
     Development Authority,
     Holy Innocents School
     Project, RB(A)(B)(C)
        2.100%, 02/01/18               1,000           1,000
   Fulton County, Multi-Family
     Housing Authority,
     Champions Green Apartments
     Project, Ser B, RB(A)(B)
        2.000%, 10/01/25               1,140           1,140

----------------------------------------------------------------
                                 Face Amount           Value
Description                    ($ Thousands)   ($ Thousands)
----------------------------------------------------------------
   Gwinnett County, Industrial
     Development Authority,
     Wesleyan School Project,
     RB(A)(B)(C)
        2.100%, 03/01/17             $   250       $     250
   Gwinnett County, Multi-Family
     Housing Authority, Post
     Corners Project,
     RB,(A)(B)(E)
        2.050%, 06/01/25               1,400           1,400
   Macon-Bibb County, Hospital
     Authority, Medical Center
     Control Project,
     RB(A)(B)(C)
        2.100%, 12/01/18               1,700           1,700
   Macon-Bibb County, Hospital
     Authority, Medical Center
     of Central Georgia Project,
     RB(A)(B)(C)
        2.100%, 08/01/18               2,150           2,150
   Marietta, Multi-Family
     Housing Authority, Falls
     at Bells Ferry Project,
     RB(A)(B)(C)
        4.150%, 01/15/09               6,700           6,700
   Monroe County, Industrial
     Development Authority,
     Baptist Village Project,
     RB(A)(B)(C)
        2.100%, 08/01/18               2,200           2,200
   Roswell, Multi-Family
     Housing Authority,
     Belcourt Project, Ser A,
     RB(A)(B)(C)
        2.300%, 09/01/07               9,000           9,000
   Southern Georgia, Hospital
     Authority, Alliance
     Community Hospitals Project,
     Ser A, RB, AMBAC(A)(B)
        2.150%, 04/01/29               2,100           2,100
                                                   ----------
                                                      92,080
                                                   ----------
HAWAII -- 1.5%
   Hawaii State, Department
     of Budget & Finance,
     Queens Health System
     Project, Ser A, RB(A)(B)
        2.450%, 07/01/26              19,176          19,176
                                                   ----------

IDAHO -- 0.9%
   Ammon, Urban Renewal Agency,
     Tax Increment Project,
     Ser A, TA(A)(B)(C)
        2.210%, 08/01/24               1,635           1,635
   Boise, State University
     Foundation, Engineering
     Technology Project,
     RB(A)(B)(C)
        2.050%, 08/01/08               2,600           2,600
   Twin Falls, Urban Renewal
     Agency, Tax Allocation
     Project, Ser A,
     RB(A)(B)(C)
        2.210%, 08/01/22               7,575           7,575
                                                   ----------
                                                      11,810
                                                   ----------



---------------------------------------------------------------
26       SEI Tax Exempt Trust / Annual Report / August 31, 2001

----------------------------------------------------------------
                                 Face Amount           Value
Description                    ($ Thousands)   ($ Thousands)
----------------------------------------------------------------
ILLINOIS -- 6.8%
   Belleville, Industrial
     Development Authority,
     Wetterau Project,
     RB(A)(B)(C)
        2.150%, 12/01/08             $ 1,250       $   1,250
   Illinois State, Development
     Finance Authority, Chicago
     Commons Project,
     RB(A)(B)(C)
        2.100%, 01/01/29               4,000           4,000
   Illinois State, Development
     Finance Authority,
     American Academy Project,
     RB(A)(B)(C)
        2.200%, 04/01/21               2,100           2,100
   Illinois State, Development
     Finance Authority,
     Clearbrook Project,
     RB(A)(B)(C)
        2.200%, 06/01/20               3,600           3,600
   Illinois State, Development
     Finance Authority, Loyola
     Academy Project,
     Ser A, RB(A)(B)(C)
        2.100%, 10/01/27               3,000           3,000
   Illinois State, Development
     Finance Authority, Oak
     Park Residence Project,
     RB(A)(B)(C)
        2.050%, 07/01/41               8,500           8,500
   Illinois State, Development
     Finance Authority,
     Pollution Control
     Refunding, The Uno-Ven
     Project, RB(A)(B)(C)
        2.100%, 09/01/08               2,000           2,000
   Illinois State, Educational
     Facilities Authority, Art
     Institute of Chicago
     Project, RB(A)(B)
        2.100%, 03/01/27               4,850           4,850
   Illinois State, Educational
     Facilities Authority, Art
     Institute of Chicago
     Project, RB(A)(B)
        2.100%, 03/01/27               6,450           6,450
   Illinois State, GO
        6.000%, 10/01/01               1,000           1,001
   Illinois State, Healthcare
     Facilities Authority,
     Glenkirk Project,
     RB(A)(B)(C)
        2.100%, 02/15/21               1,125           1,125
   Illinois State, Healthcare
     Facilities Authority,
     Ingalls Memorial Hospital
     Project, Ser C,
     RB(A)(B)(C)
        2.100%, 01/01/16                 100             100
   Illinois State, Healthcare
     Facilities Authority,
     Riverside Health Systems
     Project, Ser B,
     RB(A)(B)(C)
        2.150%, 11/15/16               6,445           6,445

----------------------------------------------------------------
                                 Face Amount           Value
Description                    ($ Thousands)   ($ Thousands)
----------------------------------------------------------------
   Illinois State, Pollution
     Control, Development
     Finance Authority,
     Iowa-Illinois Gas &
     Electric Project,
     RB(A)(B)
        2.200%, 01/01/16             $ 4,200       $   4,200
   Kane County, Community Unit
     School District, TAW
        4.720%, 10/30/01               4,500           4,506
   Macon County, Industrial
     Development Authority,
     Decatur Family YMCA
     Project, RB(A)(B)(C)
        2.250%, 05/01/35               4,300           4,300
   Macon County, Millikin
     University Project,
     RB, AMBAC(A)(B)
        2.050%, 10/01/28               1,000           1,000
   Melrose Park, Ser C, TAW
        5.750%, 11/15/01               2,475           2,481
   Paxton, Industrial
     Development Authority,
     Merck & Aircoil Project,
     RB(A)(B)
        2.500%, 03/01/03                 900             900
   Streamwood, Industrial
     Development Authority,
     Poplar Creek Project,
     RB(A)(B)(C)
        4.500%, 10/01/09               4,000           4,000
   Winnebago & Boone Counties,
     School District No. 205,
     Educational Purpose, TAW
        5.160%, 10/30/01              20,000          20,000
                                                   ----------
                                                      85,808
                                                   ----------
INDIANA -- 5.5%
   Crawfordsville, Multi-Family
     Housing Authority, Autumn
     Woods Phase II, Ser A,
     RB (A) (B) (C)
        2.120%, 01/01/33               4,200           4,200
   Greensburg, Community
     Schools, TAW
        4.750%, 12/31/01               2,000           2,001
   Hobart, City Schools
     Authority, TAW
        4.650%, 12/31/01               2,233           2,234
   Indiana State, Bond Bank
     Authority,
     Advanced Funding Program
     Notes, Ser A-2, AN
        4.000%, 01/22/02              14,000          14,036
   Indiana State, Health
     Facilities Financing
     Authority, Capital Access,
     RB(A)(B)(C)
        2.100%, 04/01/13               5,800           5,800
   Indiana State, Health
     Facilities Financing
     Authority, Hartsfield
     Village Project, Ser B,
     RB(A)(B)(C)
        2.100%, 08/15/27              10,000          10,000



----------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2001        27

STATEMENT OF NET ASSETS

----------------------------------------------------------------
                                 Face Amount           Value
Description                    ($ Thousands)   ($ Thousands)
----------------------------------------------------------------
   Indiana State, Health
     Facilities Financing
     Authority, Sherman
     Hospital Project,
     RB(A)(B)(C)
        2.100%, 05/01/19             $ 4,440       $   4,440
   Indiana University, Student
     Residents Systems Project,
     RB(A)(B)
        2.050%, 11/01/18               6,400           6,400
   Indianapolis, Local Public
     Improvements Board, Ser B,
     AN
        3.250%, 01/08/02               7,125           7,139
   Indianapolis, Local Public
     Improvements Board, Ser C,
     AN
        3.250%, 01/08/02               2,850           2,855
   Kankakee Valley, School
     Building Authority, TAW
        3.750%, 12/31/01               2,815           2,816
   Valparaiso, Community
     Schools, TAW (C)
        4.500%, 12/31/01               3,500           3,506
   West Clark, School Building
     Authority, BAN
        4.750%, 12/15/01               4,000           4,002
                                                   ----------
                                                      69,429
                                                   ----------
IOWA -- 2.4%
   Algona, Industrial
     Development Authority,
     George A. Hormel Project,
     RB(A)(B)(C)
        2.400%, 05/01/05               2,600           2,600
   Cedar Rapids, Pollution
     Control Authority,
     Electric Light & Power
     Project, RB(A)(B)
        2.200%, 11/01/03               2,400           2,400
   Chillicothe, Pollution
     Control Authority, Southern
     Utilities Project, Ser A,
     RB(A)(B)
        2.200%, 03/01/10               1,000           1,000
   Council Bluffs, Pollution
     Control Authority,
     Gas & Electric Project,
     RB(A)(B)(C)
        2.200%, 01/01/25               4,500           4,500
   Iowa State, Higher Education
     Loan Authority, Ser K, RAN
        3.750%, 05/23/02               1,500           1,507
   Iowa State, Higher Education
     Loan Authority, Grand View
     Project, RB(A)(B)(C)
        2.650%, 10/01/25               2,000           2,000
   Iowa State, Higher Education
     Loan Authority, Saint
     Ambrose University Project,
     RB(A)(B)(C)
        2.150%, 02/01/07               1,075           1,075

----------------------------------------------------------------
                                 Face Amount           Value
Description                    ($ Thousands)   ($ Thousands)
----------------------------------------------------------------
   Iowa State, Higher Education
     Loan Authority, Ser J, RAN
        3.750%, 05/23/02             $ 1,500       $   1,507
   Iowa State, Higher Education
     Loan Authority, Ser M, RAN
        3.750%, 05/23/02               1,300           1,307
   Iowa State, Private College
     Finance Authority, Drake
     University Project,
     RB(A)(B)(C)
        2.650%, 07/01/31                 900             900
   Iowa State, Private College
     Finance Authority,
     Morningside College Project,
     RB(A)(B)(C)
        2.650%, 07/01/26               4,500           4,500
   Iowa State, School Cash
     Anticipation Program, AN
        3.750%, 06/21/02               6,500           6,556
                                                   ----------
                                                      29,852
                                                   ----------
KANSAS -- 0.7%
   Merriam, Multi-Family
     Housing Authority,
     Pinegate Apartments
     Project, RB(A)(B)(C)
        2.110%, 12/01/26               6,590           6,590
   Olathe, Recreational
     Facilities Authority,
     YMCA Greater Kansas City
     Project, Ser B, RB(A)(B)(C)
        2.700%, 11/01/16                 800             800
   Wichita, Pollution Control
     Authority, CIC Industries
     Project, RB(A)(B)(C)
        2.380%, 12/01/11               1,590           1,590
                                                   ----------
                                                       8,980
                                                   ----------
KENTUCKY -- 1.0%
   Covington, Industrial
     Building Authority,
     Atkins & Pearce Project,
     RB(A)(B)(C)
        2.180%, 04/01/05               1,820           1,820
   Henderson County, Hospital
     Association Health
     Facilities, Ser A,
     RB(A)(B)
        2.150%, 12/01/30               5,100           5,100
   Kentucky, Area Development
     Districts Financing Trust,
     Calloway County Fire
     No. 6 Project, Ser A,
     RB(A)(B)(C)
        2.250%, 12/01/32                 668             668
   Kentucky, Area Development
     Districts Financing Trust,
     Garrison Volunteer Fire
     Project, Ser A,
     RB(A)(B)(C)
        2.250%, 12/01/32                 190             190
   Kentucky State, Governmental
     Agencies, TRAN
        3.100%, 06/28/02               3,130           3,141



----------------------------------------------------------------
28        SEI Tax Exempt Trust / Annual Report / August 31, 2001

----------------------------------------------------------------
                                 Face Amount           Value
Description                    ($ Thousands)   ($ Thousands)
----------------------------------------------------------------
   Newport City, Multi-Family
     Housing Authority,
     Hannaford Limited Project,
     RB(A)(B)
        5.000%, 12/01/05             $ 1,575       $   1,575
                                                   ----------
                                                      12,494
                                                   ----------
LOUISIANA -- 0.6%
   Louisiana State, Local
     Government Environmental
     Facilities Authority,
     Ser A, RB(A)(B)
        2.150%, 06/01/31               5,000           5,000
   Louisiana State, Public
     Facilities Authority,
     St. Martins Episcopal
     School Project,
     RB(A)(B)(C)
        2.200%, 09/01/19               2,400           2,400
                                                   ----------
                                                       7,400
                                                   ----------
MAINE -- 0.1%
   Portland, Industrial
     Development Authority,
     W.W. Grainger Project,
     RB(A)(B)
        2.300%, 12/01/10               1,315           1,315

MARYLAND -- 3.1%
   Annapolis, Forest Gemini
     Facility Project,
     RB(A)(B)(C)
        2.750%, 07/01/13               2,050           2,050
   Anne Arundel County,
     Pollution Control
     Authority, Baltimore Gas &
     Electric Project, Ser 84,
     RB(A)(B)
        2.650%, 07/01/14               6,260           6,260
   Baltimore, Industrial
     Development Authority,
     Capital Acquistion Project,
     RB(A)(B)(C)
        1.950%, 08/01/16               3,000           3,000
   Frederick, GO (A) (B) (C)
        2.100%, 08/01/11               5,000           5,000
   Maryland State, Health &
     Higher Educational
     Facilities Authority,
     Barnesville School Issue,
     RB(A)(B)(C)
        2.100%, 09/01/24               2,870           2,870
   Maryland State, Health &
     Higher Educational
     Facilities Authority,
     Collington Episcopal
     Project, Ser C,
     RB(A)(B)(C)
        2.080%, 04/01/20               3,500           3,500
   Maryland State, Health &
     Higher Educational
     Facilities Authority,
     RB(A)(B)(C)
        2.100%, 07/01/21              11,660          11,660
   Prince Georges County,
     Equipment Acquisition
     Program, COP
        4.000%, 06/15/02               3,755           3,792

----------------------------------------------------------------
                                 Face Amount           Value
Description                    ($ Thousands)   ($ Thousands)
----------------------------------------------------------------
   Prince Georges County,
     Housing Authority, Largo-
     Oxford Project, RB,
     Pre-Refunded @ 100 (D)
        4.500%, 12/01/01             $   500       $     500
                                                   ----------
                                                      38,632
                                                   ----------
MASSACHUSETTS -- 2.2%
   Glynn County, TAN
        3.400%, 12/28/01               2,400           2,405
   Massachusetts State,
     Development Finance
     Authority, Scandinavian
     Living Center Project,
     RB(A)(B)(C)
        2.110%, 11/01/28                 200             200
   Massachusetts State, Finance
     Development Agency,
     Fessenden School Project,
     RB(A)(B)(C)
        1.950%, 08/01/31               6,000           6,000
   Massachusetts State, Health &
     Educational Facilities
     Authority, Berklee College
     of Music Project, Ser D,
     RB, MBIA(A)(B)
        1.700%, 10/01/27               1,000           1,000
   Massachusetts State, Health &
     Educational Facilities
     Authority, Boston
     University Project,
     Ser H, RB(A)(B)(C)
        1.600%, 12/01/29               3,000           3,000
   Massachusetts State, Health &
     Educational Facilities
     Authority, Institute of
     Technology Project,
     Ser J-1, RB(A)(B)
        1.750%, 07/01/31               2,000           2,000
   Massachusetts State, Health &
     Educational Facilities
     Authority, Partners
     Healthcare Systems Project,
     Ser P-1, RB, FSA(A)(B)
        1.800%, 07/01/27               2,090           2,090
   Massachusetts State,
     Industrial Finance Agency,
     Assumption College Issue,
     RB (A)(B)(C)
        1.950%, 08/01/27               2,610           2,610
   Massachusetts State,
     Industrial Finance Agency,
     Governor Dummer Academy,
     RB(A)(B)(C)
        1.900%, 07/01/26                 250             250
   Massachusetts State, Ser C,
     RB(A)(B)
        1.950%, 01/01/21               4,620           4,620
   Massachusetts State, Water
     Reserve Authority, Ser B,
     RB, AMBAC(A)(B)
        1.800%, 04/01/28               3,000           3,000
                                                   ----------
                                                      27,175
                                                   ----------



----------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2001        29

STATEMENT OF NET ASSETS

----------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
----------------------------------------------------------------
MICHIGAN -- 2.5%
   Birmingham, Economic
     Development Authority,
     Brown Street Project,
     RB(A)(B)(C)
        2.380%, 12/01/18             $ 1,095       $   1,095
   Durand, Area School
     District, GO
        3.200%, 08/29/02               3,000           3,009
   Farmington Hills, Economic
     Development Authority,
     Brookfield Building
     Association Project,
     RB(A)(B)
        2.250%, 11/01/10               1,930           1,930
   Michigan State, Housing
     Development Authority,
     Harbortown Project,
     RB(A)(B)(C)
        2.130%, 06/01/04               1,900           1,900
   Michigan State, Job
     Development Authority,
     Kentwood Residence Project,
     RB(A)(B)(C)
        2.700%, 11/01/14               2,400           2,400
   Michigan State, Strategic
     Fund, Pilgrim Manor
     Project, RB(A)(B)(C)
        2.200%, 05/01/20               4,000           4,000
   Michigan State, Strategic
     Fund, Van Andel Research
     Institute Project,
     RB(A)(B)(C)
        2.050%, 11/01/27               5,000           5,000
   Michigan State, Strategic
     Fund, Village at Muskegon
     Project, RB(A)(B)
        2.000%, 08/15/34              10,000          10,000
   Northville Township,
     Economic Development
     Authority, Thrifty
     Northville Project,
     RB(A)(B)(C)
        2.125%, 05/01/14               1,500           1,500
                                                   ----------
                                                      30,834
                                                   ----------
MINNESOTA -- 0.9%
   Bloomington, Commercial
     Development Authority,
     ATS II Project,
     RB(A)(B)(C)
        2.990%, 03/01/12               3,080           3,080
   Brooklyn, Center Development
     Authority, Brookdale
     Office Park Project,
     RB(A)(B)(C)
        2.150%, 12/01/14               2,860           2,860
   Mankato, Pollution Control
     Authority, Northern States
     Power Project,
     RB(A)(B)
        2.250%, 03/01/11               3,400           3,400
   Roseville, Multi-Family
     Housing Authority,
     Rosepointe II Project,
     RB(A)(B)(C)
        2.150%, 09/01/27               1,465           1,465
                                                   ----------
                                                      10,805
                                                   ----------

----------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
----------------------------------------------------------------
MISSISSIPPI -- 0.3%
   Desoto County, Industrial
     Development Authority,
     American Soap Project,
     RB(A)(B)(C)
        3.840%, 12/01/08             $   900       $     900
   Prentiss County, Industrial
     Development Authority,
     Heidelberg Eastern Project,
     Ser A, RB(A)(B)(C)
        2.900%, 10/01/17               2,500           2,500
                                                   ----------
                                                       3,400
                                                   ----------
MISSOURI -- 3.1%
   Clayton, Industrial
     Development Authority,
     Bailey Court Project,
     RB(A)(B)(C)
        2.160%, 01/01/09               2,900           2,900
   Hannibal, Industrial
     Development Authority,
     Hannibal Regional
     Healthcare Systems
     Project, RB
     Pre-Refunded @ 105 (D)
        9.500%, 09/01/01               2,250           2,362
   Jackson County, Industrial
     Development Authority,
     YMCA Greater Kansas City
     Project, Ser A,
     RB(A)(B)(C)
        2.700%, 11/01/15                 100             100
   Kansas City, Industrial
     Development Authority,
     Springs Apartment Project,
     RB(A)(B)(C)
        2.200%, 09/01/25               2,350           2,350
   Missouri State, Health &
     Educational Facilities
     Authority, Lutheran Senior
     Services Project,
     RB(A)(B)(C)
        2.100%, 02/01/31               5,000           5,000
   Missouri State, Health &
     Educational Facilities
     Authority, Pembroke Hill
     School Project,
     RB(A)(B)(C)
        2.050%, 07/01/26               6,200           6,200
   Missouri State, Health &
     Educational Facilities
     Authority, Pooled Hospital
     Loan Program, Ser A,
     RB(A)(B)
        2.150%, 08/01/29               4,700           4,700
   St. Charles County,
     Industrial Development
     Authority, Sun River
     Village Project,
     RB(A)(B)(C)
        2.110%, 12/01/27              11,300          11,300
   St. Louis County, Industrial
     Development Authority,
     Schnuck Markets Kirkwood
     Project, RB(A)(B)(C)
        2.130%, 12/01/15               4,350           4,350
                                                   ----------
                                                      39,262
                                                   ----------



---------------------------------------------------------------
30       SEI Tax Exempt Trust / Annual Report / August 31, 2001

----------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
----------------------------------------------------------------
NEBRASKA -- 0.8%
   Buffalo County, Industrial
     Development Authority,
     Agrex Project, RB(A)(B)
        2.250%, 02/01/15             $ 1,000       $   1,000
   Lancaster County, Hospital
     Authority, Bryan Memorial
     Hospital Project,
     RB, MBIA(A)(B)
        2.050%, 06/01/12               5,670           5,670
   Nebraska State, Public Power
     District, Nuclear Facility
     Project, RB
        5.500%, 07/01/02               3,650           3,722
                                                   ----------
                                                      10,392
                                                   ----------
NEW JERSEY -- 1.0%
   New Jersey State, Economic
     Development Authority, Urban
     Renewal Project,
     RB(A)(B)(C)
        2.700%, 04/01/19               2,000           2,000
   North Hudson, Sewer
     Authority, RB
        3.700%, 09/28/01              10,000          10,000
                                                   ----------
                                                      12,000
                                                   ----------
NEW MEXICO-- 0.9%
   Albuquerque, Health
     Authority, Lovelace
     Respiratory Project, Ser A,
     RB(A)(B)(C)
        2.050%, 09/01/25               8,775           8,775
   Albuquerque, Metropolitan
     Redevelopment Authority,
     Springer Square Project,
     RB(A)(B)(C)
        2.500%, 11/01/17               3,000           3,000
                                                   ----------
                                                      11,775
                                                   ----------
NEW YORK -- 1.1%
   Indian River, Central School
     District, BAN
        3.375%, 06/07/02              14,000          14,057

NORTH CAROLINA -- 0.6%
   North Carolina, Medical Care
     Healthcare Facilities,
     Cleveland Regional Medical
     Center Project, RB(A)(B)
        2.100%, 01/01/18               7,800           7,800

OHIO -- 2.9%
   American Municipal Power,
     Wadsworth Project, AN
        3.600%, 03/15/02               3,525           3,525
   Athens County, Port
     Authority, Housing for
     Ohio Project, RB(A)(B)(C)
        2.050%, 06/01/32              11,085          11,085

----------------------------------------------------------------
                                 Face Amount           Value
Description                    ($ Thousands)   ($ Thousands)
----------------------------------------------------------------
   Highland County, Industrial
     Development Authority,
     Lancaster Colony Project,
     RB(A)(B)(C)
        3.600%, 09/01/05             $ 1,100       $   1,100
   London, City School District,
     BAN
        3.500%, 12/12/01               5,000           5,012
   Ohio State, American
     Municipal Power Authority,
     Galion Project, BAN
        4.700%, 11/15/01               2,000           2,000
   Pickerington, Local School
     District, BAN
        3.200%, 12/14/01               7,000           7,005
   Stark County, Healthcare
     Facilities Authority,
     Canton Christian Home
     Project, RB(A)(B)(C)
        3.600%, 09/01/15               1,170           1,170
   Stark County, Healthcare
     Facilities Authority,
     Canton Christian Home
     Project, RB (A) (B) (C)
        3.500%, 09/15/16               1,410           1,410
   Stark County, Industrial
     Development Authority,
     RB (A) (B) (C)
        2.700%, 09/01/01               3,500           3,500
   Trumbull County, Industrial
     Development Authority,
     Howland Association Project,
     RB(A)(B)(C)
        2.180%, 10/01/01                  75              75
                                                   ----------
                                                      35,882
                                                   ----------
OKLAHOMA -- 4.5%
   Oklahoma County, Finance
     Authority,  Housing
     Preservation Project,
     RB(A)(B)
        2.150%, 01/01/33               5,000           5,000
   Oklahoma State, Development
     Finance Authority,
     Oklahoma Hospital
     Association Project,
     Ser A, RB(A)(B)
        2.150%, 01/01/30               5,700           5,700
   Oklahoma State, Rural
     Enterprises Authority,
     Governmental Financing
     Project, Ser A, RB(A)(B)
        2.150%, 10/01/30               6,000           6,000
   Tulsa County, Industrial
     Healthcare Authority,
     Laureate Psychiatric
     Project, RB(A)(B)
        2.800%, 12/15/08               8,500           8,500
   Tulsa, Industrial
     Development Authority,
     Tulsa County Housing Fund
     Project, RB(A)(B)(C)
        2.150%, 10/01/32              31,400          31,400
                                                   ----------
                                                      56,600
                                                   ----------



----------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2001        31

STATEMENT OF NET ASSETS

-------------------------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------
OREGON -- 1.9%
   Clackamas County, Hospital
     Facility Authority,
     Senior Living Facility,
     Mary Woods Project, Ser C,
     RB (A) (B) (C)
        2.100%, 05/15/29             $ 5,200      $    5,200
   Hillsboro, Graduate Center
     Project, RB (A) (B) (C)
        2.150%, 06/01/09               2,550           2,550
   Hillsboro, Graduate Institute
     Project, RB (A) (B) (C)
        2.150%, 08/01/11               3,450           3,450
   Medford, Hospital Facilities
     Authority, Continued Care
     Retirement Project,
     RB (A) (B) (C)
        2.180%, 05/15/27               4,000           4,000
   Oregon State, Health, Housing,
     Educational & Cultural
     Authority, Saint Vincent
     De Paul Project,
     Ser A, RB (A) (B) (C)
        2.180%, 03/01/19               1,225           1,225
   Oregon State, Housing &
     Community Services Department,
     Single-Family Mortgage Project,
     Ser H, RB
        2.750%, 02/12/02               6,775           6,775
                                                  ----------
                                                      23,200
                                                  ----------
PENNSYLVANIA -- 6.4%
   Allegheny County, Industrial
     Development Authority,
     Jewish Home & Hospital Project,
     Ser B, RB (A) (B) (C)
        2.150%, 10/01/26               1,475           1,475
   Allegheny County, Ser C-50,
     GO (A) (B)
        3.150%, 05/01/27              16,600          16,600
   Chartiers Valley, Industrial
     & Commercial Development
     Authority, Asbury Place Project,
     Ser A, RB (A) (B) (C)
        2.100%, 12/01/26               2,000           2,000
   Dallastown, Area School District
     Authority, GO, FGIC (A) (B)
        2.090%, 05/01/20               1,500           1,500
   Dauphin County, General Authority,
     Allhealth Pooled Financing
     Program, Ser B, RB, FSA (A) (B)
        2.050%, 10/01/27               6,100           6,100
   Dauphin County, General Authority,
     RB, AMBAC (A) (B)
        4.450%, 09/01/32               2,600           2,615
   Dauphin County, Sub-Ser RRR3,
      RB, AMBAC
        3.875%, 06/01/26               1,000           1,002

--------------------------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   East Hempfield Township,
     Industrial Development
     Authority, The Mennonite Home
     Project, RB (A) (B) (C)
        2.200%, 08/15/17             $ 1,575      $    1,575
   Hazleton, Industrial Development
     Authority, MMI Preparatory
     School Project, RB (A) (B) (C)
        2.150%, 10/01/24               1,700           1,700
   Lancaster County, Hospital
     Authority, Quarryville
     Presbyterian Project,
     RB (A) (B) (C)
        2.100%, 05/15/30               5,265           5,265
   Lancaster, Higher Education
     Authority, Franklin & Marshall
     College Project, RB (A) (B)
        2.110%, 04/15/27               4,120           4,120
   Lebanon County, Health Facilities
     Authority, United Church of
     Christ Project, RB (A) (B) (C)
        2.110%, 04/01/24               1,500           1,500
   Montgomery County, Higher
     Education & Health Authority,
     William Penn Charter School
     Project, RB (A) (B) (C)
        2.150%, 07/01/17               2,400           2,400
   Pennsylvania State, Economic
     Development Financing Authority,
     Philadelphia Project, Ser J4,
     RB (A) (B) (C)
        2.150%, 11/01/30               6,000           6,000
   Philadelphia, Hospital & Higher
     Education Facility Authority,
     Philadelphia School Project,
     Ser A-3, RB (A) (B) (C)
        2.100%, 03/01/19               1,500           1,500
   Philadelphia, Industrial
     Development Authority,
     Germantown Home Project,
     RB (A) (B) (C)
        2.150%, 01/01/30               9,665           9,665
   Philadelphia, Industrial
     Development Authority,
     Inglis House Project,
     RB (A) (B) (C)
        2.900%, 05/01/17               9,000           9,000
   Philadelphia, TRAN
        4.000%, 06/28/02               4,000           4,043
   South Fork, Municipal Hospital
     Authority, Lee Hospital
     Project, Ser B, RB (A) (B) (C)
        2.090%, 07/01/23               1,880           1,880
                                                  ----------
                                                      79,940
                                                  ----------

--------------------------------------------------------------------------------
32                       SEI Tax Exempt Trust / Annual Report / August 31, 2001

--------------------------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
SOUTH CAROLINA -- 0.6%
   Georgetown County, School
     District Authority, GO, MBIA
        6.500%, 03/01/02             $ 1,295       $   1,315
   South Carolina State, Public
     Service Authority, Santee
     Cooper Project, Ser D, RB,
     AMBAC Pre-Refunded @ 102 (D)
        6.500%, 07/01/02               1,525           1,602
   Sumter County, Industrial
     Development Authority, Bendix
     Project, RB (A) (B) (C)
        2.150%, 12/01/02               4,000           4,000
                                                  ----------
                                                       6,917
                                                  ----------
SOUTH DAKOTA -- 0.1%
   South Dakota State, Health &
     Education Facilities
     Authority, RB, MBIA
        4.100%, 07/01/02               1,425           1,439
                                                  ----------
TENNESSEE -- 4.2%
   Blount County, Public Building
     Authority, Tennessee Library
     Project, RB (A) (B) (C)
        2.100%, 12/01/15               4,100           4,100
   Cleveland, Industrial Development
     Board, YMCA MET Chattanooga
     Project, RB (A) (B) (C)
        2.100%, 07/01/19                 400             400
   Knox County, Health & Education
     Housing Facilities Authority,
     Child & Family Services Project,
     RB (A) (B) (C)
        2.100%, 07/01/14               2,600           2,600
   Knox County, Health & Education
     Housing Facilities Authority,
     THA Solutions Group Project,
     RB (A) (B) (C)
        2.150%, 05/01/29              14,700          14,700
   Knox County, Health & Education
     Housing Facilities Authority,
     Webb School Project, RB (A) (B)
        2.100%, 03/01/19               1,000           1,000
   Memphis, Health & Education
     Housing Facilities Authority,
     Not-For-Profit Multi-Family
     Housing Program, RB (A) (B)
        2.150%, 08/01/32               7,400           7,400
   Memphis-Shelby County, Industrial
     Development Board Authority,
     UT Medical Group Project,
     RB (A) (B) (C)
        2.110%, 03/01/24              10,000          10,000

-------------------------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------
   Merrillville, Community School
     Authority, TRAN (C)
        3.750%, 12/31/01             $ 2,900       $   2,902
   Metropolitan Nashville &
     Davidson County, Toys `R' Us
     Project, RB (A) (B) (C)
        2.250%, 09/01/14               1,030           1,030
   Metropolitan Nashville &
     Davidson County, West Meade
     Place Project, RB (A) (B) (C)
        2.100%, 10/01/15               2,910           2,910
   Shelby County, Health & Education
     Housing Facilities Authority,
     Saint Peter Villa Project,
     RB (A) (B) (C)
        2.350%, 11/01/22               2,920           2,920
   Williamson County, Hospital
     Project, GO Pre-Refunded
     @ 100 (D)
        6.000%, 05/01/02               1,225           1,250
   Williamson County, Hospital
     Project, GO Pre-Refunded
     @ 100 (D)
        6.000%, 05/01/02               1,115           1,138
                                                  ----------
                                                      52,350
                                                  ----------
TEXAS -- 3.9%
   Alief, Independent School District
     Authority, GO
        7.000%, 02/15/02               1,000           1,017
   Austin County, Industrial
     Development Authority, Crabar
     Business Systems Project,
     RB (A) (B) (C)
        2.150%, 11/01/02               1,980           1,980
   Braxos, Industrial Development
     Authority, BASF Project,
     RB (A) (B)
        2.250%, 07/01/22              10,000          10,000
   Brazos River, Harbor Navigation
     District, La Roche Project,
     RB (A) (B)
        2.125%, 04/01/02               1,000           1,000
   Corpus Christi, Industrial
     Development Authority, Texas-Air
     Investment Project,
     RB (A) (B) (C)
        2.800%, 08/01/11               3,910           3,910
   Gulf Coast, Waste Disposal
     Authority, Armco Project,
     RB (A) (B) (C)
        2.150%, 12/01/08               4,750           4,750
   Harris County, Multi-Family
     Housing Authority, Greenhouse
     Development Project,
     RB (A) (B) (C)
        2.375%, 04/01/07               1,985           1,985

--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2001                       33

STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Harris County, Multi-Family
     Housing Authority, Greenhouse
     Development Project,
     RB (A) (B) (C)
        2.375%, 04/01/07             $ 1,600      $    1,600
   North Central, Health Facilities
     Development Authority,
     Northwest Senior Housing
     Project, Ser C, RB (A) (B) (C)
        1.950%, 11/15/29              14,400          14,400
   Tarrant County, Multi-Family
     Housing Finance Authority,
     Amherst Association
     Project, RB (A) (B) (C)
        2.150%, 12/01/07               2,250           2,250
   Tarrant County, Multi-Family
     Housing Finance Authority,
     Sierra Project, RB (A) (B) (C)
        2.000%, 02/15/27               2,000           2,000
   Trinity River, Industrial
     Development Authority,
     Toys `R' Us Nytex Project,
     RB (A) (B) (C)
        2.125%, 11/01/14               2,000           2,000
   Waxahachie, Industrial
     Development Authority,
     Dart Container Project,
     RB (A) (B)
        2.300%, 04/01/06               1,800           1,800
                                                  ----------
                                                      48,692
                                                  ----------
UTAH -- 0.1%
   Utah State, Building Ownership
     Authority, Master Lease Program,
     Ser A, RB
        5.500%, 05/15/02               1,225           1,247
                                                  ----------
VERMONT -- 0.8%
   Vermont State, Educational & Health
     Buildings Financing Authority,
     Capital Asset Financing Project,
     Ser 1, RB (A) (B) (C)
        2.150%, 06/01/22               2,000           2,000
   Vermont State, Educational & Health
     Buildings Financing Authority,
     Northeastern Vermont Regional
     Hospital Project, Ser A,
     RB (A) (B) (C)
        2.100%, 10/01/25               6,000           6,000
   Vermont State, Student Assistance
     Authority, Student Loan Bonds,
     Ser 85, RB (A) (B) (C)
        2.650%, 01/01/04               2,140           2,140
                                                  ----------
                                                      10,140
                                                  ----------

-------------------------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------
VIRGINIA -- 0.5%
   Norfolk, Industrial Development
     Authority, Toys `R' Us Project,
     RB (A) (B) (C)
        2.130%, 03/01/16             $ 1,425      $    1,425
   Virginia State, Water & Sewer
     Resource Authority, Henrico
     County Project, RB (A) (B)
        2.400%, 10/01/28               5,000           5,000
                                                  ----------
                                                       6,425
                                                  ----------
WASHINGTON -- 0.2%
   Grant County, Public Utilities
     District No. 002, RB
     Pre-Refunded @ 102 (D)
        6.375%, 01/01/02               1,750           1,804
   Washington State, Housing Finance
     Commission, Pioneer Human
     Services Project, Ser 91,
     RB (A) (B) (C)
        2.050%, 07/01/11               1,295           1,295
                                                  ----------
                                                       3,099
                                                  ----------
WEST VIRGINIA -- 1.5%
   Charleston, Building Commission
     Parking Facility Authority,
     Charleston Town Center Project,
     Ser A, RB (A) (B) (C)
        2.130%, 12/01/16              11,635          11,635
   Parkersburg, Industrial
     Development Authority,
     B-H Associates Project,
     RB (A) (B) (C)
        2.375%, 10/01/14               3,500           3,500
   Putnam County, Industrial
     Development Authority, FMC
     Project, RB (A) (B) (C)
        2.650%, 10/01/11               3,400           3,400
                                                  ----------
                                                      18,535
                                                  ----------
WISCONSIN -- 7.7%
   Bonduel, School District, TRAN
        2.800%, 08/21/02               2,400           2,401
   Greenfield, School District
     Authority, TRAN
        4.610%, 09/28/01               4,600           4,600
   Hortonville, School District
     Authority, TRAN
        4.610%, 10/30/01               3,250           3,250
   Kaukauna, School District
     Authority, TRAN
        2.800%, 08/22/02               3,500           3,503
   Lake Mills, School District
     Authority, TRAN
        4.660%, 09/05/01               2,000           2,000
   Menomonee Falls, Industrial
     Development Authority,
     Maysteel Project,
     RB (A) (B) (C)
        2.300%, 11/01/14               3,000           3,000

--------------------------------------------------------------------------------
34                       SEI Tax Exempt Trust / Annual Report / August 31, 2001

STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Northland Pines, School District
     Authority, TRAN
        4.625%, 09/07/01             $ 5,000      $    5,000
   Pewaukee, BAN
        3.125%, 05/30/02               2,000           2,002
   Pleasant Prairie, Ser A, BAN
        4.750%, 12/01/01               3,500           3,512
   Pulaski, Community School
     District, TRAN
        2.800%, 09/27/02               2,000           2,001
   Racine, BAN
        3.500%, 02/04/02               1,565           1,565
   Stoughton, School District
     Authority, TRAN
        4.600%, 10/30/01               4,900           4,900
   West Allis, State Fair Park
     Exposition,
     RB (A) (B) (C)
        2.100%, 08/01/28               6,895           6,895
   West Salem, TRAN
        2.820%, 08/28/02               3,000           3,000
   Wisconsin State, Health &
     Educational
     Facilities Authority, Madison
     Family Medicine Project,
     RB (A) (B) (C)
        2.200%, 05/01/21               5,435           5,435
   Wisconsin State, Health &
     Educational Facilities
     Authority, Ministry Healthcare
     Project,  Ser A, RB (A) (B)
        2.150%, 08/01/29              19,125          19,125
   Wisconsin State, Health &
     Educational Facilities
     Authority, Ministry Healthcare
     Project, Ser B,  RB (A) (B)
        2.150%, 08/01/29              17,175          17,175
   Wisconsin State, Health &
     Educational Facilities
     Authority, Riverview Hospital
     Association, RB (A) (B) (C)
        2.650%, 10/01/30               1,000           1,000
   Wisconsin State, Transportation
     Authority, Ser A, RB
        5.200%, 07/01/02               2,000           2,040
   Wisconsin, Rural Water
     Construction Authority,
     Ser B, TRAN
        5.250%, 02/15/02               4,000           4,035
                                                  ----------
                                                      96,439
                                                  ----------
WYOMING -- 0.1%
   Cheyenne County, Economic
     Development Authority,
     Holiday Inn Project,
     RB (A) (B) (C)
        3.450%, 10/01/10               1,650           1,650
                                                  ----------
--------------------------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
MULTI-STATE -- 4.5%
   GAF Tax Exempt Bond Grantor
     Trust, RB (A) (B) (C)
        3.600%, 10/01/12             $ 7,000      $    7,000
   Greystone, Tax Exempt
     Certificate Trust Authority,
     Senior  Certificate of
     Beneficial Ownership Project,
     Ser A, COP (A) (B) (C)
        2.180%, 07/01/05               5,615           5,615
   Greystone, Tax Exempt
     Certificate Trust Authority,
     Senior Certificate of
     Beneficial Ownership Project,
     RB (A) (B) (C)
        2.220%, 05/01/28              17,205          17,205
   Greystone, Tax Exempt
     Certificate Trust Authority,
     Senior Certificate of
     Beneficial Ownership Project,
     Ser 98-2, RB (A) (B) (C)
        2.220%, 12/10/14              25,135          25,135
   McDonald Tax-Exempt Mortgage
     Trust, No. 1, RB (A) (B) (C)
        3.300%, 01/15/09               1,765           1,765
   Northwestern Mutual Life
     Insurance, RB (A) (B) (C)
        5.330%, 02/01/09                 298             300
                                                  ----------
                                                      57,020
                                                  ----------
Total Municipal Bonds
   (Cost $1,260,215)                               1,260,215
                                                  ----------
Total Investments -- 100.4%
   (Cost $1,260,215)                               1,260,215
                                                  ----------
Other Assets & Liabilities -- (0.4)%                  (5,518)
                                                  ----------

NET ASSETS:
Fund Shares of Class A
   (unlimited authorization -- no par value)
   based on 1,014,486,975 outstanding shares of
   beneficial interest                             1,014,311
Fund Shares of Class B
   (unlimited authorization -- no par value)
   based on 208,617,115 outstanding shares of
   beneficial interest                               208,617
Fund Shares of Class C
   (unlimited authorization -- no par value)
   based on 31,926,884 outstanding shares of
   beneficial interest                                31,927
Distributions in excess of net investment income        (109)
Accumulated net realized loss on investments             (49)
                                                  ----------
Total Net Assets -- 100.0%                        $1,254,697
                                                  ==========

--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2001                       35

STATEMENT OF NET ASSETS

Institutional Tax Free Fund (Concluded)

-------------------------------------------------------------------------------

Description                                            Value
-------------------------------------------------------------------------------
Net asset value, offering and redemption
   price per share -- Class A                          $1.00
                                                   =========
Net asset value, offering and redemption
   price per share -- Class B                          $1.00
                                                   =========
Net asset value, offering and redemption
   price per share -- Class C                          $1.00
                                                   =========

(A) Floating Rate Security -- the rate reflected on the Statement of Net Assets is the rate in effect on August 31, 2001.
(B) Put and Demand Feature -- the date reported on the Statement of Net Assets is the final maturity, not the next reset or put date.
(C) Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(D) Pre-Refunded Security -- the maturity date shown is the pre-refunded date.
(E) Securities are collateralized under an agreement from FHLB/FNMA/FHLMC
AIG -- American Insurance Guaranty
AMBAC -- American Municipal Bond Assurance Company
AN -- Anticipation Note
BAN -- Bond Anticipation Note
COP -- Certficate of Participation
FGIC -- Financial Guaranty Insurance Company
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Company
FNMA -- Federal National Mortgage Association
FSA -- Financial Security Assistance
GO -- General Obligation
MBIA -- Municipal Bond Insurance Association
RAN -- Revenue Anticaption Note
RB -- Revenue Bond Ser -- Series
TA -- Tax Allocation
TAN -- Tax Anticipation Note
TAW -- Tax Anticipation Warrant
TRAN -- Tax & Revenue Anticipation Note
The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
36                       SEI Tax Exempt Trust / Annual Report / August 31, 2001

STATEMENT OF NET ASSETS

Massachusetts Tax Free Fund

--------------------------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 101.0%
MASSACHUSETTS -- 100.0%
   Amherst, AN
        3.000%, 10/11/01             $ 3,000        $  3,001
   Belchertown, BAN
        3.000%, 01/25/02               1,500           1,502
   Boston, Ser A,  BAN
        4.000%, 05/01/02                 600             605
   Franklin, BAN
        3.100%, 05/01/02               1,495           1,498
   Massachusetts Bay,
     Transportation Authority,
     General Transportation
     Systems Project, GO (A) (B)
        1.800%, 03/01/14               1,000           1,000
   Massachusetts Bay,
     Transportation Authority,
     General Transportation
     Systems Project, GO (A) (B)
        1.900%, 03/01/30               1,300           1,300
   Massachusetts Bay,
     Transportation Authority,
     Transportation Systems Project,
     Ser C, RB (A) (B) (C)
        6.100%, 03/01/23               1,650           1,708
   Massachusetts Bay,
     Transportation Authority,
     Ser SG 156, RB (A) (B)
        2.600%, 07/01/30               1,460           1,460
   Massachusetts State, Development
     Finance Agency, Marino
     Foundation Project,
     RB (A) (B) (C)
        1.950%, 07/01/21               2,300           2,300
   Massachusetts State, Development
     Finance Agency, Meadowbrook
     School Issue, RB (A) (B) (C)
        1.900%, 08/01/30                 800             800
   Massachusetts State, Development
     Finance Agency, Scandinavian
     Living Center Project,
     RB (A) (B) (C)
        2.110%, 11/01/28               3,700           3,700
   Massachusetts State, Development
     Finance Agency, Wentworth
     Institute Project, RB,
     AMBAC (A) (B)
        1.950%, 10/01/30               1,100           1,100
   Massachusetts State, Electric
     Power Supply System, Ser C,
     RB, MBIA (A) (B)
        1.800%, 07/01/19               1,400           1,400
   Massachusetts State, Health &
     Educational Facilities
     Authority, Amherst College,
     Ser E, RB Pre-Refunded
     @ 102 (D)
        6.800%, 11/01/01               1,500           1,540

-------------------------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------
   Massachusetts State, Health &
     Educational Facilities
     Authority, Berklee College
     of Music Project,
     Ser D, RB, MBIA (A) (B)
        1.700%, 10/01/27             $ 2,500        $  2,500
   Massachusetts State, Health &
     Educational Facilities
     Authority, Boston University
     Project, Ser H, RB(A)(B) (C)
        1.600%, 12/01/29               3,000           3,000
   Massachusetts State, Health &
     Educational Facilities
     Authority, Capital Assets
     Program, Ser D, RB,
     MBIA (A) (B)
        2.400%, 01/01/35               2,300           2,300
   Massachusetts State, Health &
     Educational Facilities
     Authority, Capital Assets
     Program, Ser E, RB (A) (B) (C)
        2.500%, 01/01/35               4,115           4,115
   Massachusetts State, Health &
     Educational Facilities
     Authority, Falmouth Assisted
     Living Project, Ser A,
     RB (A) (B) (C)
        1.850%, 11/01/26               1,900           1,900
   Massachusetts State, Health &
     Educational Facilities
     Authority, Harvard University
     Issue Project, Ser Y,
     RB (A) (B)
        1.800%, 07/01/35               3,500           3,500
   Massachusetts State, Health &
     Educational Facilities
     Authority, Massachusetts
     Institute of  Technology
     Ser J-1, RB (A) (B)
        1.750%, 07/01/31               4,000           4,000
   Massachusetts State, Health &
     Educational Facilities
     Authority, Partners Healthcare
     System Project, Ser P-1,
     RB, FSA (A) (B)
        1.800%, 07/01/27               3,500           3,500
   Massachusetts State, Health &
     Educational Facilities
     Authority, Wellesley College
     Issue Project, Ser E,
     RB (A) (B)
        1.900%, 07/01/22               3,200           3,200
   Massachusetts State, Housing
     Finance Authority, Multi-Family
     Housing Project, Ser A,
     RB (A) (B)
        1.900%, 01/15/10               1,900           1,900
   Massachusetts State, Industrial
     Finance Agency, Showa Womens
     Institute Project,
     RB (A) (B) (C)
        2.500%, 03/15/04               5,000           5,000

--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2001                       37

STATEMENT OF NET ASSETS

Massachusetts Tax Free Fund (Concluded)

--------------------------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Massachusetts State, Industrial
     Finance Agency, Assumption
     College Issue, RB (A) (B) (C)
        1.950%, 08/01/27             $ 4,000        $  4,000
   Massachusetts State, Industrial
     Finance Agency, Milton Academy
     Issue, RB, MBIA (A) (B)
        1.900%, 03/01/27               2,100           2,100
   Massachusetts State, Industrial
     Finance Authority, Goddard
     House Project, Ser 1995,
     RB (A) (B) (C)
        1.850%, 11/01/25               2,115           2,115
   Massachusetts State,
     Ser B, GO (A) (B)
        2.000%, 09/01/16               2,700           2,700
   Massachusetts State, Special
     Obligation Revenue, Ser A, RB,
     AMBAC Pre-Refunded @ 100 (D)
        6.000%, 06/01/02               3,000           3,070
   Massachusetts State,
     Transportation Financing
     Agency Authority, Belmont Day
     School Project, RB (A) (B) (C)
        1.900%, 07/01/31               2,000           2,000
   Massachusetts State, Water
     Resources Authority, Ser A,
     RB, AMBAC (A) (B)
        1.800%, 04/01/28               2,800           2,800
   Massachusetts State, Water
     Resources Authority, Ser D,
     RB (A) (B) (C)
        1.800%, 11/01/26                 700             700
   Massachusetts, GO
        2.600%, 09/07/01               1,500           1,500
   Massachusetts, GO
        2.400%, 10/05/01               1,500           1,500
   Westford, BAN
        3.000%, 05/16/02               2,500           2,506
                                                    --------
                                                      82,820
                                                    --------
VIRGIN ISLANDS -- 1.0%
   Virgin Islands Territory,
     Special Tax, GO
     Pre-Refunded @ 102 (D)
        7.750%, 10/01/01                 770             788
                                                    --------
Total Municipal Bonds
   (Cost $83,608)                                     83,608
                                                    --------
Total Investments -- 101.0%
   (Cost $83,608)                                     83,608
                                                    --------
Other Assets & Liabilities -- (1.0)%                    (827)
                                                    --------

--------------------------------------------------------------------------------
                                                       Value
Description                                    ($ Thousands)
--------------------------------------------------------------------------------

NET ASSETS:
Portfolio Shares of Class B
   (unlimited authorization -- no par value)
   based on 82,783,057 outstanding shares of
   beneficial interest                              $ 82,783
Distribution in excess of net investment income           (1)
Accumulated net realized loss on investments              (1)
                                                    --------
Total Net Assets -- 100.0%                          $ 82,781
                                                    ========

Net asset value, offering and redemption
   price per share -- Class B                          $1.00
                                                    ========

(A) Floating Rate Security -- the rate reflected on the Statement of Net Assets is the rate in effect on August 31, 2001.
(B) Put and Demand Feature -- the date reported on the Statement of Net Assets is the final maturity, not the next reset or put date.
(C) Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(D) Pre-Refunded Security -- the maturity date shown is the pre-refunded date. AMBAC -- American Municipal Bond Assurance Company
AN -- Anticipation Note
BAN -- Bond Anticipation Note
FSA -- Financial Security Assistance
GO -- General Obligation
MBIA -- Municipal Bond Insurance Association
RB -- Revenue Bond
Ser -- Series
The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
38                       SEI Tax Exempt Trust / Annual Report / August 31, 2001

SCHEDULE OF INVESTMENTS

Pennsylvania Tax Free Fund

-------------------------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------
MUNICIPAL BONDS -- 95.1%
PENNSYLVANIA -- 95.1%
   Allegheny County, Hospital
     Development Authority,
     Presbyterian University
     Hospital Project, Ser B2,
     RB (A) (B) (C)
        2.100%, 03/01/18             $   585        $    585
   Allegheny County, Industrial
     Development Authority,
     Environmental Improvement
     Project, RB (A) (B) (C)
        2.100%, 12/01/32               1,350           1,350
   Allegheny County, Industrial
     Development Authority,
     Longwood at Oakmont Project,
     RB (A) (B) (C)
        2.550%, 07/01/27                 200             200
   Allegheny County,
     Ser C-50, GO (A) (B)
        3.150%, 05/01/27               1,000           1,000
   Allentown, Industrial Development
     Authority, Diocese of Allentown
     Project, RB (A) (B) (C)
        2.500%, 12/01/29               1,300           1,300
   Berks County, Industrial
     Development Authority,
     Rilsan Industrial Project,
     RB (A) (B) (C)
        2.125%, 12/01/04               1,600           1,600
   Bucks County, Industrial
     Development Authority,
     Edgcomb Metals Project,
     RB (A) (B) (C)
        2.050%, 10/01/09               1,400           1,400
   Butler County, Industrial
     Development Authority,
     Pennzoil Project,
     RB (A) (B) (C)
        2.850%, 12/01/12                 600             600
   Chartiers Valley, Industrial &
     Commercial Development
     Authority,  Asbury Place
     Project, Ser A,  RB (A) (B) (C)
        2.100%, 12/01/26               1,570           1,570
   Chartiers Valley, Industrial &
     Commercial Development
     Authority, Parkay Center West
     Project, Ser A, RB (A) (B) (C)
        2.150%, 12/01/01               1,255           1,255
   Chester County, Health &
     Education Facilities Authority,
     Barclay Friends Project, Ser A,
     RB (A) (B) (C)
        2.050%, 08/01/25               1,485           1,485
   Chester County, Industrial
     Development Authority,
     Archdiocese of Philadelphia,
     RB (A) (B) (C)
        2.500%, 07/01/31               1,000           1,000

--------------------------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Dauphin County, General
     Authority, Allhealth Pooled
     Finance Program, Ser B,
     RB, FSA (A) (B)
        2.050%, 10/01/27             $   200        $    200
   Dauphin County, General
     Authority, RB, AMBAC (A) (B)
        3.875%, 06/01/26                 100             100
   Dauphin County, GO
        4.500%, 03/15/02                 760             766
   Delaware County, Industrial
     Development Authority,
     BP Oil Project, RB (A) (B)
        2.500%, 12/01/09               2,000           2,000
   East Hempfield Township,
     Industrial Development
     Authority, Menomite Home
     Project, RB (A) (B) (C)
        2.090%, 06/01/25               1,500           1,500
   Ephrata, Area School District,
     Ser B, GO, FGIC
        4.000%, 04/15/02                 500             503
   Lancaster County, Higher
     Education Authority,
     Franklin & Marshall College
     Project, RB (A) (B)
        2.110%, 04/15/27               1,400           1,400
   Lebanon County, Health Facilities
     Authority, United Church of
     Christ Homes Project,
     RB (A) (B) (C)
        2.200%, 12/01/22               1,500           1,500
   Lebanon County, Industrial
     Development Authority,
     Aluminum Company of America
     Project, RB (A) (B)
        2.000%, 09/01/11               1,000           1,000
   Lehigh County, General Purpose
     Authority, Wiley House Project,
     RB Pre-Refunded @ 102 (D)
        9.500%, 11/01/01               1,000           1,029
   Lehigh County, Industrial
     Development Authority,
     Allegheny Electric Project,
     RB (A) (B) (C)
        2.600%, 06/01/14                 100             100
   Lower Merion Township, GO
        3.050%, 07/15/02                 335             335
   Moon Township, Industrial
     Development
     Authority, Executive Office
     Association Project,
     RB (A) (B) (C)
        2.150%, 11/01/10                 850             850
   Pennsylvania State, Economic
     Development Financing Authority,
     Philadelphia Project, Ser J4,
     RB (A) (B) (C)
        2.150%, 11/01/30               1,000           1,000

--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2001                       39

SCHEDULE OF INVESTMENTS

Pennsylvania Tax Free Fund (Concluded)

--------------------------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Pennsylvania State, Higher
     Education Facility,
     University of Pennsylvania,
     Ser B, RB
        7.000%, 09/01/01             $ 1,500        $  1,500
   Pennsylvania State,
     Ser 2-A, GO (A) (B)
        6.500%, 11/01/04               1,000           1,018
   Philadelphia, Authority for
     Industrial Development, Inglis
     House Project, RB (A) (B)
        2.900%, 05/01/17               1,500           1,500
   Philadelphia, Hospital &
     Higher Education Facility
     Authority, Albert Einstein
     Medical Center Project, RB
     Pre-Refunded @ 102 (D)
        7.000%, 10/01/01               1,000           1,024
   Philadelphia, Hospital & Higher
     Education Facility Authority,
     Temple East Project, Ser B,
     RB (A) (B) (C)
        2.100%, 06/01/14               1,350           1,350
   Philadelphia, Industrial
     Development Authority,
     City Line Holiday Inn
     Project, Ser 96,
     RB (A) (B) (C)
        2.100%, 12/01/08               1,500           1,500
   Philadelphia, Industrial
     Development Authority,
     National Board of Medical
     Examiners Project, RB
     Pre-Refunded @ 102 (D)
        6.750%, 05/01/02               1,000           1,045
   Philadelphia, Redevelopment
     Authority, Rivers Edge Project,
     RB (A) (B) (C)
        2.200%, 12/01/09               1,400           1,400
   Pittsburgh, School District,
     GO, FGIC
        4.500%, 03/01/02                 500             504
   Pittsburgh, Water & Sewer
     Authority, Ser A, RB, FGIC
        6.500%, 09/01/01               2,000           2,000
   Schuylkill County, Industrial
     Development Authority,
     Gilberton Power Project,
     RB (A) (B) (C)
        2.050%, 12/01/02                 800             800
   Union County, Hospital Authority,
     United Methodist Continuing Care
     Services Project, Ser B,
     RB (A) (B) (C)
        2.300%, 04/01/27               1,075           1,075
   York, General Pooled Finance
     Authority, RB, AMBAC (A) (B)
        2.100%, 09/01/26                 600             600
                                                    --------
Total Municipal Bonds
   (Cost $40,944)                                     40,944
                                                    --------

--------------------------------------------------------------------------------
                                                      Value
Description                                    ($ Thousands)
--------------------------------------------------------------------------------
Total Investments -- 95.1%
   (Cost $40,944)                                   $ 40,944
                                                    ========

(A) Floating Rate Security -- the rate reflected on the Statement of Net Assets is the rate in effect on August 31, 2001.
(B) Put and Demand Feature -- the date reported on the Statement of Net Assets is the final maturity, not the next reset or put date.
(C) Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(D) Pre-Refunded Security -- the maturity date shown is the pre-refunded date. AMBAC -- American Municipal Bond Assurance Company
Cl -- Class
FGIC -- Financial Guaranty Insurance Company
FSA -- Financial Security Assistance
GO -- General Obligation
RB -- Revenue Bond
Ser -- Series
The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
40                       SEI Tax Exempt Trust / Annual Report / August 31, 2001

Intermediate-Term Municipal Fund

--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------

MUNICIPAL BONDS -- 99.0%
ALABAMA -- 0.6%
   Alabama State, Docks Facility
     Department, RB, MBIA
        6.000%, 10/01/08             $ 1,000        $  1,137
   Alabama State, Private Colleges
     & Universities, Tuskegee
     University Project, Ser A, RB
     Callable 09/01/06 @ 102
        5.700%, 09/01/10                 825             890
   Alabama State, Private Colleges
     & Universities, Tuskegee
     University Project, Ser A, RB
     Callable 09/01/06 @ 102
        5.700%, 09/01/11                 870             940
   Alabama State, Special Care
     Facilities Financing Authority,
     Charity Obligation Group
     Project, Ser A, RB (D)
        5.000%, 11/01/06               2,700           2,913
                                                    --------
                                                       5,880
                                                    --------
ALASKA -- 1.4%
   Alaska State, Energy Power
     Authority, Bradley Lake Project,
     Ser 3, RB, FSA
        6.000%, 07/01/12               3,980           4,597
   Alaska State, Energy Power
     Authority, Bradley Lake Project,
     Ser 4, RB, FSA
        6.000%, 07/01/14               2,920           3,384
   Anchorage, Electric Utility
     Authority, Senior Lien,
     RB, MBIA
        8.000%, 12/01/06               1,775           2,154
   Anchorage, Electric Utility
     Authority, Senior Lien,
     RB, MBIA
        8.000%, 12/01/07               1,310           1,618
   Anchorage, Ser A, GO, FGIC
        5.500%, 06/01/09               2,000           2,207
                                                    --------
                                                      13,960
                                                    --------
ARIZONA -- 4.6%
   Apache County, Industrial
     Development Authority, Tucson
     Electric Power, Ser 83-A,
     RB (A) (B) (E)
        1.950%, 12/15/18                 300             300
   Arizona State, Highway
     Transportation Board
     Authority, RB
        5.500%, 07/01/10               2,350           2,611
   Arizona State, Highway
     Transportation Board
     Authority, RB
        5.500%, 07/01/11               4,000           4,450

-------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------
   Glendale, Water & Sewer
     Authority, RB, FGIC
        5.750%, 07/01/10             $ 4,005       $   4,536
   Maricopa County, Community
     College District, GO
        5.000%, 07/01/07               5,500           5,919
   Maricopa County, Unified School
     District, GO
        7.400%, 07/01/10               1,750           2,190
   Maricopa County, Union High
     School District 210, GO
        5.000%, 07/01/08               2,745           2,951
   Mesa, Utility Systems Authority,
     RB, FGIC
        7.125%, 07/01/11               7,000           8,724
   Phoenix, Civic Plaza Building
     Authority, Senior Lien, RB
     Callable 07/01/05 @ 101
        5.900%, 07/01/10               3,215           3,464
   Salt River, Agriculture
     Improvement Authority, Salt
     River Project,  Ser B, RB
        7.000%, 01/01/05               5,000           5,594
   Salt River, Agriculture
     Improvement Authority, Salt
     River Project, Ser B, RB
        5.800%, 01/01/05               5,000           5,419
                                                    --------
                                                      46,158
                                                    --------
ARKANSAS -- 0.7%
   Arkansas State, Development
     Finance Authority, Mortgage
     Backed Securities Program,
     Ser A, RB Callable 01/01/11
     @ 100
        4.700%, 07/01/16               3,500           3,574
   Arkansas State, Federal Highway
     Grant, GO
        5.500%, 08/01/08               2,800           3,094
                                                    --------
                                                       6,668
                                                    --------
CALIFORNIA -- 7.0%
   Anaheim, Public Lease Financing
     Authority, Public Improvements
     Project, Ser C, RB, FSA
        6.000%, 09/01/13               2,325           2,749
   California State, Department of
     Water Resources, Central Valley
     Water Systems Project, Ser Q, RB
        6.000%, 12/01/10               5,150           6,013
   California State, GO
        6.600%, 02/01/09               1,000           1,177
   California State, GO
     Callable 10/01/02 @ 102
        6.250%, 10/01/19               9,000           9,556

--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2001                       41

STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   California State, GO Partially
     Pre-Refunded @ 101 (C)
        5.250%, 06/01/06             $   840        $    894
   California State, GO
     Pre-Refunded @ 101 (C)
        5.250%, 06/01/06               1,805           2,010
   California State, GO, AMBAC
        6.300%, 09/01/10               2,000           2,387
   California State, GO, FGIC
        7.000%, 08/01/06               1,525           1,798
   California State, GO, FGIC
        7.000%, 10/01/10               3,500           4,340
   California State, GO, FGIC
        5.250%, 10/01/09               2,000           2,230
   California State, GO, MBIA
        5.750%, 10/01/10               3,000           3,461
   California State, Health
     Facilities Finance Authority,
     Sisters of Providence
     Project, RB
        5.500%, 10/01/05               1,100           1,183
   California State, Housing Finance
     Agency, Home Mortgage Project,
     Ser A, RB, MBIA
     Callable 08/01/06 @ 102
        5.300%, 08/01/14                  85              85
   California State, Housing Finance
     Agency, Single-Family Mortgage
     Project, Ser C-4-Cl I, RB, FHA
     Callable 08/01/07 @ 101.5
        5.050%, 02/01/17               1,660           1,695
   California Statewide, Communities
     Development Authority, Health
     Facilities, San Gabriel Valley,
     Ser A, COP (D)
        6.000%, 09/01/06               1,000           1,140
   California Statewide, Communities
     Development Authority, Housing
     Authority, Equity Residential
     Project, Ser C, RB
        5.200%, 12/01/29               2,750           2,846
   California Statewide,
     Communities Development
     Authority, St. Josephs Health
     System Obligation Group, COP
     Callable 07/01/08 @ 101
        5.250%, 07/01/09               5,170           5,532
   California Statewide,
     Communities Development
     Authority, St. Josephs Health
     System, COP, FSA
        5.000%, 07/01/05               2,765           2,976
   Elk Grove, Unified School
     District, Community Facilities
     District 1, Special Tax, AMBAC
        6.500%, 12/01/07               1,000           1,180
   Intercommunity Hospital Financing
     Authority, COP, ACA Insured
        5.000%, 11/01/04               2,000           2,105

--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Los Angeles County, Capital
     Asset Leasing, RB, AMBAC
        6.000%, 12/01/06             $ 1,000        $  1,143
   Los Angeles, Department of
     Water & Power, Electric Plant
     Project, Second Issue, RB (D)
        9.000%, 10/15/02                 160             172
   Los Angeles, Department of
     Water & Power, Electric Plant
     Project, Second Issue, RB (D)
        9.000%, 10/15/02               1,840           1,973
   Los Angeles, Unified School
     District, Ser A, GO, FGIC
        6.000%, 07/01/12               1,880           2,221
   Mojave, Water Agency, Improvement
     District, Morongo Basin Project,
     GO, FGIC Callable 09/01/06 @ 102
        5.600%, 09/01/12               1,000           1,103
   Orange County, Ser A, COP, MBIA
     Callable 07/01/06 @ 102
        5.800%, 07/01/16               1,000           1,105
   Oroville, Hospital Project, Ser A,
     RB Callable 12/01/05 @ 102 (E)
        5.500%, 12/01/06               1,000           1,101
   St. Tammany Parish of Los Angeles,
     St. Tammany Parish Hospital
     Project, Service District 1,
     RB, ACA Insured
        5.000%, 07/01/08                 750             777
   Torrance, Redevelopment Agency,
     Senior Lien, Ser C, TA, MBIA
        5.000%, 09/01/08               2,590           2,849
   University of California,
     Board of Regents, Ser B, RB
        6.500%, 09/01/02               1,995           2,072
                                                    --------
                                                      69,873
                                                    --------
COLORADO -- 3.5%
   Colorado State, Department of
     Transportation, TRAN, AMBAC
        6.000%, 06/15/08               4,500           5,119
   Colorado State, Health Facilities
     Authority, Catholic Health
     Initiatives Project,
     Ser A, RB
        5.500%, 12/01/06               1,000           1,073
   Colorado State, Health Facilities
     Authority, Catholic Health
     Initiatives Project, Ser A, RB
        5.500%, 12/01/07               1,000           1,076
   Colorado State, Housing Finance
     Authority, Single-Family Housing
     Project, Ser A-3, RB Callable
     05/01/07 @ 105
        7.000%, 11/01/16               1,260           1,370

--------------------------------------------------------------------------------
42                        SEI Tax Exempt Trust / Annual Report / August 31, 2001

--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Colorado State, Housing Finance
     Authority, Single-Family Housing
     Project, Ser A-3, RB
     Callable 05/01/08 @ 105
        6.500%, 05/01/16             $ 2,820        $  3,014
   Colorado State, Housing Finance
     Authority, Single-Family Housing
     Project, Ser A-3, RB
     Callable 05/01/08 @ 105
        6.500%, 11/01/29                 960           1,067
   Colorado State, Housing Finance
     Authority, Single-Family Housing
     Project, Ser B-3, RB
     Callable 05/01/08 @ 105
        6.550%, 05/01/25               1,750           1,905
   Colorado State, Housing Finance
     Authority, Single-Family Housing
     Project, Ser C-3, RB Callable
     11/01/07 @ 105
        6.750%, 05/01/17                 840             920
   Colorado State, Housing Finance
     Authority, Single-Family Housing
     Project, Ser C-3, RB, FHA
     Callable 10/01/09 @ 102
        6.750%, 10/01/21               2,500           2,847
   Colorado State, Housing Finance
     Authority, Single-Family Housing
     Project, Ser D-3, RB
     Callable 11/01/08 @ 105
        6.125%, 11/01/23                 955           1,043
   Colorado State, Student Obligation
     Bond Authority, Student Loan
     Project, Ser L, RB (D) (E)
        6.100%, 09/01/02               1,760           1,822
   Colorado, Health Facilities
     Authority, RB
        6.250%, 02/01/04                 900             948
   Denver (City & County), Airport
     Authority, Ser A, RB
     Pre-Refunded @ 102 (C)
        7.250%, 11/15/02               3,590           3,859
   Douglas County, School District
     Authority, GO, MBIA
        7.000%, 12/15/12               4,100           5,156
   Highlands Ranch, Metropolitan
     District 3, Ser A,
     GO, ACA Insured
        5.000%, 12/01/06                 630             654
   Highlands Ranch, Metropolitan
     District 3, Ser B,
     GO, ACA Insured
        5.000%, 12/01/06               1,345           1,395
   Larimar County, School District,
     Ser R-1, GO
        5.500%, 12/15/06               1,285           1,415
                                                    --------
                                                      34,683
                                                    --------

-------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------
CONNECTICUT -- 0.7%
   Connecticut State, Housing
     Finance Authority, Housing
     Mortgage Finance Program,
     Ser B, RB Callable 11/15/02
     @ 102
        6.150%, 11/15/04             $ 3,500        $  3,675
   Connecticut State, Housing
     Finance Authority, Housing
     Mortgage Finance Program,
     Sub-Ser B-1, RB
     Callable 05/15/05 @ 102
        6.000%, 05/15/11               2,045           2,188
   Connecticut State, Pollution
     Control Development Authority,
     Frito-Lay/Pepsico Project,
     RB Callable 10/01/01 @ 100
        6.375%, 07/01/04                 560             565
   Mashantucket, Western Pequot
     Tribe  Project, Ser A, RB (D)
        6.250%, 09/01/03                 490             525
                                                    --------
                                                       6,953
                                                    --------
DISTRICT OF COLUMBIA -- 1.1%
   District of Columbia,
     GO, MBIA (D)
        6.500%, 06/01/09                 915           1,076
   District of Columbia, Hospital
     Authority, Washington Hospital
     Center Project, Ser A, RB,
     MBIA Pre-Refunded @ 102 (C)
        7.000%, 08/15/02                 885             921
   District of Columbia,
     Ser A-1, GO, MBIA
        6.500%, 06/01/09               1,085           1,263
   District of Columbia,
     Ser B, GO (D)
        6.000%, 06/01/11               2,330           2,694
   District of Columbia,
     Ser B, GO (D)
        6.000%, 06/01/11               4,420           5,044
                                                    --------
                                                      10,998
                                                    --------
FLORIDA -- 6.5%
   Broward County, Resource Recovery
     Authority, Ser B, RB
        5.000%, 12/01/07               3,000           3,195
   Dade County, Ser CC, GO, AMBAC
        7.125%, 10/01/08               1,470           1,786
   Dade County, Ser CC, GO, AMBAC
        6.900%, 10/01/04               1,125           1,251
   Dade County, Ser CC, GO, AMBAC
        6.900%, 10/01/05               1,025           1,167
   Dade County, Ser DD, GO, AMBAC
        7.600%, 10/01/05               1,070           1,248

--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2001                        43

STATEMENT OF NET ASSETS

-------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------
   Florida State, Board of
     Education Capital Outlay
     Authority, Ser A, GO
     Callable 06/01/11 @ 101
        5.500%, 06/01/12             $ 4,455        $  4,956
   Florida State, Board of
     Education, Lottery Revenue,
     Ser B, RB, FGIC
        5.750%, 07/01/09               4,000           4,495
   Florida State, Department of
     Environmental Services,
     Ser A, RB, FGIC
        5.750%, 07/01/10               2,500           2,822
   Florida State, General Bond
     Division Finance Authority,
     Department of Environmental
     Protection, Ser B, RB, AMBAC
        6.000%, 07/01/08               5,500           6,222
   Florida State, General Bond
     Division Finance Authority,
     Environmental Preservation
     Project, Ser 2000-A, RB, FSA
        6.000%, 07/01/11               2,935           3,379
   Florida State, General Bond
     Division Finance Authority,
     Environmental Preservation
     Project, Ser 2000-B, RB, FSA
        5.500%, 07/01/08               3,000           3,319
   Florida State, Housing Finance
     Authority, Homeowner Mortgage
     Project, Ser 1, RB, FSA
     Callable 07/01/10 @ 100
        5.750%, 01/01/17               1,670           1,712
   Hillsborough County, Aviation
     Authority, Tampa International
     Airport Project, Ser A, RB, FSA
        5.500%, 10/01/09               4,820           5,344
   Hillsborough County, Educational
     Facilities Authority, University
     of Tampa Project, RB Callable
     04/01/08 @ 102 (E)
        5.750%, 04/01/18               2,440           2,599
   Hillsborough County, Utility
     Authority, RB, MBIA Callable
     10/19/01 @ 100 (D)
        9.750%, 12/01/03               1,120           1,218
   Key West, Electric Utility Board
     Authority, RB, AMBAC
        6.000%, 10/01/11               5,990           6,911
   Orlando, Water & Electric
     Utilities Commission, RB
        5.900%, 10/01/08               1,000           1,135
   Palm Beach County, Health
     Facilites Authority, Good
     Samaritan Health Systems
     Project, RB, MBIA
     Pre-Refunded @ 102 (C)
        6.300%, 10/01/05               4,000           4,330

------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
------------------------------------------------------------------------------
   Palm Beach County, Health
     Facilities Authority, Good
     Samaritan Health Systems
     Project, RB Callable 10/01/01
     @ 100 (E)
        6.300%, 10/01/22             $ 3,750        $  4,059
   Palm Beach County, Solid Waste
     Authority, Ser A, RB, AMBAC
        6.000%, 10/01/08               3,300           3,737
                                                    --------
                                                      64,885
                                                    --------
GEORGIA -- 3.7%
   Atlanta, Water & Wastewater
     Authority, Ser A, RB, FGIC
        5.500%, 11/01/18               2,150           2,386
   College Park, Business &
     Industrial Development
     Authority, Civic Center
     Project, Ser A, RB, FSA (D)
        5.800%, 09/01/05               1,165           1,283
   Georgia State, Electric Power
     Municipal Authority, Ser DD,
     RB, AMBAC
        7.000%, 01/01/08               4,500           5,338
   Georgia State, Ser C, GO
        6.500%, 04/01/09               3,300           3,865
   Georgia State, Ser C, GO
        6.250%, 08/01/13               4,000           4,767
   Georgia State, Ser D, GO
        6.700%, 08/01/10               3,500           4,224
   Georgia State, Ser D, GO
        6.300%, 11/01/09               4,100           4,792
   Georgia State, Ser D, GO
        6.000%, 10/01/10               2,000           2,310
   Metropolitan Atlanta, Rapid
     Transit Authority,
     Ser E, RB (D)
        7.000%, 07/01/11               4,000           4,875
   Savannah, Hospital Authority,
     St. Joseph's/Candler Health
     Systems  Project, Ser B,
     RB, FSA Callable
     01/01/09 @ 101
        5.250%, 07/01/09               2,625           2,845
                                                    --------
                                                      36,685
                                                    --------
HAWAII -- 1.5%
   Hawaii State, Housing Finance
     & Development Authority,
     Single-Family Housing Project,
     Ser B, RB Callable 10/01/01
     @ 102 (F)
        6.900%, 07/01/16               1,895           1,942
   Hawaii State, Ser CA, GO, MBIA
        5.500%, 01/01/12               2,700           2,980
   Hawaii State, Ser CH, GO, FSA
        6.000%, 11/01/08               7,000           7,954
   Hawaii State, Ser CV, GO, FGIC
        5.500%, 08/01/10               2,000           2,212
                                                    --------
                                                      15,088
                                                    --------

-------------------------------------------------------------------------------
44                       SEI Tax Exempt Trust / Annual Report / August 31, 2001

-------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------
ILLINOIS -- 5.6%
   Chicago, Board of Education,
     School Reform Project, GO,
     MBIA
     Pre-Refunded @ 102 (C)
        6.000%, 12/01/06             $ 1,550        $  1,773
   Chicago, Metropolitan Water
     Reclamation District,
     Greater Chicago Capital
     Improvements Project, GO
        7.000%, 12/01/07               3,150           3,725
   Chicago, Metropolitan Water
     Reclamation District, Greater
     Chicago Capital Improvements
     Project, GO
        6.900%, 01/01/07               3,500           3,999
   Chicago, Tax Increment
     Allocation, Ser A, Zero
     Coupon, TA, AMBAC
        0.000%, 12/01/07               6,970           5,463
   Cook County, Community College
     District, Ser C, RB, MBIA
        7.700%, 12/01/05               3,970           4,645
   Cook County, GO, MBIA
        7.250%, 11/01/07               2,000           2,338
   Illinois State, Development
     Finance Authority, Community
     Rehabilitation Providers,
     Ser A, RB
        5.600%, 07/01/05               2,235           2,263
   Illinois State, First Ser, GO
        5.500%, 08/01/10               7,500           8,306
   Illinois State, Health Facilities
     Authority, Centegra Health
     Systems Project, RB
        5.500%, 09/01/06               2,375           2,491
   Illinois State, Health Facilities
     Authority, Condell Medical
     Center Project, RB
        6.000%, 05/15/10               1,250           1,353
   Illinois State, Health Facilities
     Authority, Decatur Memorial
     Hospital Project, RB
        5.500%, 10/01/10               1,050           1,110
   Illinois State, Health Facilities
     Authority, Decatur Memorial
     Hospital Project, RB
        5.500%, 10/01/11               1,150           1,213
   Illinois State, Health Facilities
     Authority, Edgewater Medical
     Center Project, Ser A, RB (E)
        4.700%, 07/01/31               3,850           3,850
   Illinois State, Health Facilities
     Authority, Galesburg Cottage
     Hospital Project, RB Callable
     05/01/02 @ 102 (E)
        6.250%, 05/01/11               2,590           2,695
   Illinois State, Health Facilities
     Authority, RB, MBIA Callable
     10/01/01 @ 100
        7.900%, 08/15/03                 196             197

-------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------
   Illinois State, Highway Toll
     Authority, Ser A, RB
        6.300%, 01/01/11             $ 1,500        $  1,736
   Illinois State, Housing
     Development Authority,
     Homeowner Mortgage Project,
     Ser A, Sub-Ser A-1, RB
     Callable 02/01/06 @ 102
        5.650%, 02/01/16                 105             105
   Illinois State, Metropolitan Pier
     & State Exposition Authority,
     McCormick Plaza Convention
     Project, RB Pre-Refunded
     @ 102 (C)
        6.250%, 07/01/06                 450             516
   Kane & DeKalb Counties,
     Unified School District 301,
     GO, AMBAC
        6.300%, 12/01/04               2,640           2,904
   University of Illinois, Auxiliary
     FacilitiesSystem, Ser A, RB,
     AMBAC
        5.500%, 04/01/14               2,000           2,205
   University of Illinois, Auxiliary
     Facilities System, Ser B, RB,
     FGIC
        5.500%, 04/01/15               1,635           1,796
   University of Illinois, Auxiliary
     Facilities System, Ser B, RB,
     FGIC
        5.500%, 04/01/16               1,000           1,096
                                                    --------
                                                      55,779
                                                    --------
INDIANA -- 1.4%
   Hammond, Multi-School Building
     Authority, First Mortgage
     Project, RB, MBIA (D)
        6.000%, 01/15/06               3,285           3,531
   Indiana State, Housing Finance
     Authority, Ser A, RB, FHA
     Callable 07/01/02 @ 102
        6.600%, 07/01/05               1,000           1,036
   Indiana State, Office Building
     Commission, State Office
     Building II Facilities Project,
     Ser D, RB
        6.900%, 07/01/11               5,650           6,709
   Indianapolis, Thermal Energy
     Systems Project, Ser A, RB,
     MBIA Callable 10/01/11 @ 101
        5.500%, 10/01/12               2,860           3,143
                                                    --------
                                                      14,419
                                                    --------
IOWA -- 0.1%
   Eddyville, Pollution Control
   Authority, Cargill Project, RB
        5.400%, 10/01/06               1,000           1,071
                                                    --------

--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2001                        45

STATEMENT OF NET ASSETS

-------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------
KANSAS -- 2.1%
   Burlington, Pollution Control
     Authority, Kansas Gas &
     Electric Project, RB, MBIA
     Callable 10/01/01 @ 102
        7.000%, 06/01/31             $ 2,000        $  2,058
   Kansas State,  Development
     Finance Authority, Water
     Pollution Control Project, RB
        5.500%, 11/01/11               1,000           1,114
   Kansas State, Department of
     Transportation Highway
     Authority, RB
        7.250%, 03/01/06               4,000           4,625
   Kansas State, Department of
     Transportation Highway
     Authority, RB (A) (B)
        7.250%, 03/01/05               2,000           2,268
   Kansas State, Department of
     Transportation Highway
     Authority, RB, AMBAC
        5.500%, 09/01/10               7,000           7,814
   Kansas State, Department of
     Transportation Highway
     Authority, Ser A, RB
        7.250%, 09/01/08               2,410           2,919
                                                    --------
                                                      20,798
                                                    --------
KENTUCKY -- 1.9%
   Jefferson County, Ser A, GO
        5.500%, 08/15/10               2,635           2,931
   Kentucky State, Property &
     Buildings Commission Authority,
     Project No. 55, RB, MBIA
        6.250%, 09/01/07               1,700           1,940
   Kentucky State, Property &
     Buildings Commission, Project
     No. 69, Ser A, RB, FSA
        5.500%, 08/01/12              10,000          11,063
   Kentucky State, Property &
     Buildings Commission, Project
     No. 69, Ser C, RB, FSA
        5.500%, 08/01/07               2,500           2,744
                                                    --------
                                                      18,678
                                                    --------
LOUISIANA -- 1.1%
   Jefferson Parish, Hospital Service
     Authority, District 2, RB, FGIC
     Callable 12/01/05 @ 100
        5.250%, 12/01/15               5,450           5,845
   Louisiana State, Energy & Power
     Authority, RB, FSA
        5.500%, 01/01/10               1,000           1,106

--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Louisiana State, Housing Finance
     Authority, Single-Family
     Mortgage Housing Project, RB
     Callable 12/01/07 @ 104 (F)
        6.650%, 06/01/15             $ 1,000        $  1,091
   Louisiana State, Office Facility
     Lease, Ser B, RB, MBIA
     Callable 03/01/02 @ 100
        5.000%, 03/01/09               1,510           1,520
   Louisiana State, Office Facility
     Lease, Ser B, RB, MBIA
     Callable 03/01/02 @ 100
        5.000%, 03/01/10               1,330           1,338
                                                    --------
                                                      10,900
                                                    --------
MAINE -- 0.2%
   Maine State, Health & Higher
     Educational Facilities
     Authority, Ser B, RB, MBIA
        5.250%, 07/01/07               2,270           2,446
                                                    --------
MARYLAND -- 0.2%
   Maryland State, Health & Higher
     Education Facilities Authority,
     RB Pre-Refunded @ 100 (C)
        4.600%, 11/01/03               1,900           1,978
                                                    --------
MASSACHUSETTS -- 3.0%
   Massachusetts Bay, Transportation
     Authority, General
     Transportation System, Ser A,
     RB (E)
        7.000%, 03/01/07               3,000           3,506
   Massachusetts Bay, Transportation
     Authority, General
     Transportation System, Ser A,
     RB (E)
        5.500%, 03/01/12               3,300           3,667
   Massachusetts State, Development
     Finance Agency, Biomedical
     Research Project, Ser C, RB
     Callable 08/01/10 @ 101
        6.000%, 08/01/11               1,000           1,099
   Massachusetts State, Health &
     Educational Facilities
     Authority, Harvard University
     Project, Ser R, RB (A) (B)
        1.950%, 11/01/49                 200             200
   Massachusetts State, Health &
     Educational Facilities
     Authority, Harvard University
     Project, Ser Z, RB (A) (B)
        5.750%, 01/15/12               5,775           6,591

--------------------------------------------------------------------------------
46                        SEI Tax Exempt Trust / Annual Report / August 31, 2001

-------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------
   Massachusetts State, Health &
     Educational Facilities
     Authority, Lowell General
     Hospital Project, Ser B, RB,
     FSA Callable
     06/01/07 @ 102
        5.250%, 06/01/11             $ 1,585        $  1,698
   Massachusetts State, Health &
     Educational Facilities
     Authority, Partners Healthcare
     System, Ser C, RB
        5.500%, 07/01/10               1,945           2,115
   Massachusetts State, Housing
     Finance Agency, Residential
     Development Project, Ser C,
     RB Callable 05/15/02 @ 102 (F)
        6.875%, 11/15/11               1,935           2,006
   Massachusetts State, Housing
     Finance Agency, Single-Family
     Housing Project, Ser 44, RB
     Callable 06/01/05 @ 102
        5.900%, 12/01/13                 870             905
   Massachusetts State, Industrial
     Financing Agency, First
     Mortgage Orchard Cove Project,
     Ser B, RB (A) (B) (E)
        5.000%, 05/01/26               1,350           1,366
   Massachusetts State, Ser A, GO
     Callable 02/01/03 @ 102
        5.250%, 02/01/08               3,000           3,127
   Massachusetts State, Water
     Resources Authority, Ser A,
     RB, FGIC
        6.125%, 08/01/11               2,500           2,916
   Massachusetts State, Water
     Resources Authority, Ser B, RB
     Callable 03/01/03 @ 102 (E)
        5.250%, 03/01/13               1,000           1,040
                                                    --------
                                                      30,236
                                                    --------
MICHIGAN -- 5.3%
   Battle Creek, Downtown
     Development Authority, TA
     Pre-Refunded @ 102 (C)
        7.300%, 05/01/04               1,195           1,349
   Grand Rapids, Water Supply
     Authority, RB, FGIC
        5.750%, 01/01/11               1,000           1,122
   Greater Detroit, Resource
     Recovery Authority, Ser A, RB,
     AMBAC
        6.250%, 12/13/08               3,255           3,719
   Greater Detroit, Resource
     Recovery Authority, Ser B,
     RB, AMBAC
        6.250%, 12/13/07               5,000           5,712
   Kent, Hospital Finance Authority,
     Spectrum Health Project,
     Ser A, RB
        5.250%, 01/15/07               1,975           2,091

-------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------
   Michigan State, Building
     Authority, Facilities Program
     Project, Ser I, RB, AMBAC
        6.500%, 10/01/07             $ 1,000        $  1,155
   Michigan State, Building
     Authority, Facilities Program
     Project, Ser I, RB, AMBAC
        6.000%, 10/01/04               2,745           2,985
   Michigan State, Environmental
     Protection Program, GO
        6.250%, 11/01/12               3,000           3,555
   Michigan State, GO
        5.500%, 12/01/06               3,500           3,859
   Michigan State, Hospital Finance
     Authority, Ascension Health
     Credit, Ser B, RB
        5.200%, 11/15/33               7,500           7,809
   Michigan State, Hospital Finance
     Authority, Hospital Charity
     Obligation Project, Ser D, RB
     Pre-Refunded @ 100 (C)
        4.800%, 11/01/17               3,810           3,962
   Michigan State, Housing
     Development Authority, RB,
     AMBAC
        5.000%, 04/01/04               1,000           1,023
   Michigan State, Housing
     Development Authority, Ser A,
     RB Callable 06/01/02 @ 102 (E)
        6.800%, 12/01/12                 555             571
   Michigan State, Trunk Line,
     Ser A, RB, FSA
        5.500%, 11/01/11               5,000           5,550
   Michigan State, Underground
     Storage Project, Ser I, RB,
     AMBAC Callable 05/01/06 @ 101
        6.000%, 05/01/07               3,600           4,010
   Rochester, Community School
     District Authority, GO, FGIC
        5.625%, 05/01/10               1,885           2,102
   Western Townships, Utilities
     Authority, GO, FSA Callable
     01/01/02 @ 100
        6.750%, 01/01/15               2,750           2,784
                                                    --------
                                                      53,358
                                                    --------
MISSISSIPPI -- 0.5%
   Mississippi State, Capital
     Improvements Project,
     Ser I, GO
        6.000%, 11/01/08               1,500           1,712
   Mississippi State, Hospital
     Equipment & Facilities
     Authority, Rush Medical
     Foundation Project, Ser A,
     RB (E)
        5.400%, 01/01/07               1,175           1,228

-------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2001                       47

STATEMENT OF NET ASSETS

-------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------
   Mississippi State, Single-Family
     Housing Authority, Ser A, RB
     Callable 06/01/08 @ 102 (F)
        5.125%, 12/01/17             $   200        $    201
   Mississippi State, Single-Family
     Housing Authority, Ser C, RB
     Callable 06/01/07 @ 101 (F)
        5.450%, 06/01/17                 795             811
   Mississippi State, Single-Family
     Housing Authority, Ser D, RB
     Callable 07/01/07 @ 105 (F)
        6.650%, 07/01/12               1,270           1,414
                                                    --------
                                                       5,366
                                                    --------
MISSOURI -- 0.7%
   Missouri State, Environmental
     Improvement & Energy Revenue
     Authority, Ser B, RB
        5.500%, 07/01/13               1,555           1,736
   Saint Louis, Airport Development
     Program, Ser A, RB, MBIA
        5.500%, 07/01/09               5,000           5,525
                                                    --------
                                                       7,261
                                                    --------
NEVADA -- 0.5%
   Clark County, School District,
     Ser A, GO
     Pre-Refunded @ 101 (C)
        5.800%, 06/15/05               1,850           2,039
   Truckee Meadows, Water Authority,
     Ser A, RB, FSA
        5.500%, 07/01/09               3,000           3,304
                                                    --------
                                                       5,343
                                                    --------
NEW HAMPSHIRE -- 0.7%
   New Hampshire State, Higher
     Educational & Health Facilities
     Authority, 1st Mortgage River
     Woods Exeter Project, RB
     Pre-Refunded @ 103 (C)
        9.000%, 03/01/23               6,085           6,815
                                                    --------
NEW JERSEY -- 4.7%
   Camden County, Improvement
     Authority, Cooper Healthcare
     Redevelopment Project, RB
        5.500%, 02/15/02               1,000             971
   Camden County, Municipal
     Utilities Authority, RB, FGIC
     Callable 07/15/06 @ 102
        6.000%, 07/15/07               2,500           2,822

------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
------------------------------------------------------------------------------
   Gloucester County, Solid Waste
     Improvement Authority, Waste
     Management Project, Ser A, RB
        6.850%, 12/01/29             $ 2,000        $  2,235
   New Jersey State, Educational
     Facilities Authority, Higher
     Education Capital Improvements
     Project, Ser B, RB
        5.750%, 09/01/10               4,220           4,800
   New Jersey State, Housing &
     Mortgage Finance Authority,
     Section 8, Ser One, RB
        6.000%, 11/01/02               1,295           1,324
   New Jersey State, Transportation
     Authority, Federal
     Transportation Administration
     Grants, Ser B, COP, AMBAC
        5.500%, 09/15/12               4,000           4,485
   New Jersey State, Transportation
     Trust Funding Authority,
     Transportation Systems Project,
     Ser A, RB
        5.750%, 06/15/16               4,000           4,573
   New Jersey State, Transportation
     Trust Funding Authority,
     Transportation Systems Project,
     Ser A, RB
        5.500%, 06/15/09               2,725           3,032
   New Jersey State, Turnpike
     Authority, Ser A, RB, MBIA
        6.000%, 01/01/11               2,750           3,183
   New Jersey State, Turnpike
     Authority, Ser A, RB, MBIA
        5.750%, 01/01/10               1,450           1,640
   New Jersey State, Turnpike
     Authority, Ser C, RB, AMBAC
        6.500%, 01/01/08               3,500           4,051
   New Jersey, Economic Development
     Authority, School Facilities
     Construction Project, Ser A, RB
        5.500%, 06/15/08               6,500           7,207
   New Jersey, Economic Development
     Authority, Senior Lien, Ser A,
     RB, MBIA
        7.000%, 07/01/04               5,000           5,550
   New Jersey, Economic Development
     Authority, The Evergreens
     Project, RB Pre-Refunded
     @ 102 (C)
        9.250%, 10/01/02                 900             975
                                                    --------
                                                      46,848
                                                    --------
NEW MEXICO -- 1.3%
   New Mexico State, Highway
     Commission Tax, Senior Sub
     Lien, RB
        5.750%, 06/15/09               5,000           5,606
   New Mexico State, Highway
     Commission Tax, Senior Sub
     Lien, RB
        5.500%, 06/15/08               5,000           5,506

--------------------------------------------------------------------------------
48                       SEI Tax Exempt Trust / Annual Report / August 31, 2001

--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   New Mexico State, Hospital
     Equipment Loan Council,
     Memorial Medical Center
     Project, RB
        4.850%, 06/01/08             $ 1,530        $  1,435
                                                    --------
                                                      12,547
                                                    --------
NEW YORK -- 8.0%
   Long Island, Power Authority,
     New York Electric Systems
     Project, Ser A, RB, AMBAC
        6.000%, 12/01/07               7,000           7,989
   Long Island, Power Authority,
     New York Electric Systems
     Project, Sub-Ser 8F, RB, MBIA
        5.000%, 04/01/11               2,500           2,681
   Metropolitan Transportation
     Authority, Commuter Facilities
     Project, Ser A, RB
        5.000%, 07/01/06               2,000           2,147
   Metropolitan Transportation
     Authority, Commuter Facilities
     Project, Ser O, RB
        5.750%, 07/01/06               4,150           4,596
   Nassau County, Tobacco Authority
     Asset Backed Project, Ser A,
     RB Callable 07/15/09 @ 101
        5.600%, 07/15/14               2,835           2,966
   Nassau County, Tobacco Authority
     Asset Backed Project, Ser A,
     RB Callable 07/15/09 @ 101
        5.500%, 07/15/13               2,535           2,633
   New York & New Jersey Port
     Authority, Seventy-Second Ser,
     RB Callable 10/01/02 @ 101 (E)
        7.350%, 10/01/27               4,000           4,227
   New York City, Municipal
     Assistance Authority,
     Ser H, RB (E)
        6.250%, 07/01/07               2,300           2,642
   New York City, Municipal
     Assistance Authority, Ser I,
     RB Callable 07/01/07 @ 102 (E)
        6.250%, 07/01/08               2,000           2,310
   New York City, Ser D, GO, MBIA
        5.500%, 08/01/09               5,000           5,594
   New York City, Ser I, GO, AMBAC
     Callable 03/15/06 @ 101.5
        5.750%, 03/15/07               1,000           1,113
   New York City, Ser I, GO, MBIA
        6.250%, 05/15/06               1,000           1,131
   New York City, Sub-Ser A-10,
     GO (A) (B) (E)
        2.350%, 08/01/17                 220             220

--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   New York City, Sub-Ser B-2,
     GO (A) (B) (E)
        2.350%, 08/15/19             $   135        $    135
   New York City, Transitional
     Financing Authority, Secured
     Future Tax Project, Ser B, RB
        5.500%, 02/01/09               2,000           2,225
   New York State, Dormitory
     Authority, Beth Israel Medical
     Center Project, Ser A, RB, MBIA
        5.000%, 11/01/07               1,065           1,156
   New York State, Dormitory
     Authority, Mental Health
     Facilities Project, Ser E,
     RB, AMBAC
        6.000%, 08/15/05               2,000           2,218
   New York State, Dormitory
     Authority, Mental Health
     Services Facilities Project,
     Ser C, RB Callable 07/01/08
     @ 101
        5.375%, 08/15/08               1,150           1,264
   New York State, Dormitory
     Authority, North Shore
     University Hospital Project,
     RB, MBIA
        5.000%, 11/01/08               1,150           1,243
   New York State, Dormitory
     Authority, Presbyterian
     Hospital Project, RB, AMBAC
        5.500%, 08/01/08               1,510           1,674
   New York State, Dormitory
     Authority, Presbyterian
     Hospital Project, RB, AMBAC
     Callable 02/01/08 @ 101
        4.400%, 08/01/13                 720             735
   New York State, Dormitory
     Authority, Sound Shore
     Project, RB, MBIA
        4.350%, 02/01/08               2,990           3,039
   New York State, Dormitory
     Authority, State University
     Educational Facilities,
     Ser A, RB
        5.500%, 05/15/09               4,400           4,862
   New York State, Environmental
     Facilities, Pollution Control
     Authority, Municipal Water
     Systems Project, RB (E)
        5.750%, 06/15/12               2,000           2,295
   New York State, Medical Care
     Facilities Finance Agency,
     Ser C, RB, FHA
        5.200%, 08/15/05                  80              84
   New York State, Medical Care
     Facilities Finance Agency,
     St. Luke's Hospital
     Project, Ser A, RB, FHA
     Callable 08/15/03 @ 102
        5.600%, 08/15/13               1,855           1,932

-------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2001                       49

STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   New York State, Mortgage Agency
     Authority, Homeowner Mortgage
     Project, Ser 87, RB
     Callable 09/01/09 @ 100
        5.150%, 04/01/17             $ 3,480        $  3,580
   New York State, Urban Development
     Authority, Capital Correctional
     Facilities, Ser A, RB
        6.500%, 01/01/10               4,135           4,905
   New York State, Urban Development
     Authority, Center for Individual
     Innovation Project, RB
        6.250%, 01/01/09               1,325           1,522
   Tsasc, Inc., New York Tfabs,
     Ser 1, RB
        5.750%, 07/15/15               2,520           2,715
   Tsasc, Inc., New York Tfabs,
     Ser 1, RB
     Callable 07/15/09 @ 101
        6.000%, 07/15/19               1,000           1,071
   Tsasc, Inc., New York Tfabs,
     Ser 1, RB
     Callable 07/15/09 @ 101
        5.900%, 07/15/17               2,650           2,842
                                                    --------
                                                      79,746
                                                    --------
NORTH CAROLINA -- 3.6%
   Mecklenburg County, GO
        6.000%, 04/01/10               2,625           3,024
   Mecklenburg County, GO
        6.000%, 04/01/11               5,000           5,806
   North Carolina State, Municipal
     Power Agency, Ser A, RB
        5.750%, 01/01/09               6,850           7,586
   North Carolina State, Municipal
     Power Agency, Ser A, RB
        5.750%, 01/01/10               4,950           5,513
   North Carolina, Municipal Power
     Agency Authority, RB, MBIA
        7.250%, 01/01/07               2,000           2,338
   North Carolina, Municipal Power
     Agency Authority, Ser A, RB,
     MBIA
        6.000%, 01/01/07               3,425           3,806
   Raleigh Durham, Airport
     Authority, Ser A, RB, FGIC
        5.500%, 11/01/06               2,000           2,203
   Raleigh Durham, Airport
     Authority, Ser A, RB, FGIC
        5.500%, 11/01/07               2,000           2,215
   Winston-Salem, Water & Sewer
     System Authority, RB
        5.500%, 06/01/09               3,305           3,652
                                                    --------
                                                      36,143
                                                    --------

-------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------
NORTH DAKOTA -- 0.0%
   Grand Forks, Hospital Facilities
     Revenue Authority, United
     Hospital Obligation Group
     Project, RB (A) (B)
        2.500%, 12/01/16             $   445        $    445
                                                    --------
OHIO -- 5.1%
   Cleveland, Public Power Systems
     Authority, First Mortgage,
     Ser A, RB, MBIA Pre-Refunded
     @ 102 (C)
        7.000%, 11/15/16               3,155           3,605
   Cleveland, Public Power Systems
     Authority, First Mortgage,
     Ser A, RB, MBIA Pre-Refunded
     @ 102 (C)
        7.000%, 11/15/24               4,400           5,027
   Erie County, Hospital
     Improvements Authority,
     Firelands Community
     Hospital Project, RB
     Callable 01/01/02 @ 102
        6.750%, 01/01/15               1,110           1,138
   Lucas County, GO
        5.300%, 12/01/05               2,100           2,271
   Ohio State, Air Quality
     Development Authority,
     Pollution Control, Cleveland
     Project, RB, FGIC Callable
     06/01/02 @ 103
        8.000%, 12/01/13               7,275           7,759
   Ohio State, Building Authority,
     Administration Building
     Project, Ser A, RB
        5.500%, 10/01/07               1,700           1,874
   Ohio State, GO
        6.100%, 08/01/12               2,000           2,337
   Ohio State, GO
        6.000%, 08/01/10               4,885           5,624
   Ohio State, Higher Education
     Facilities Authority,
     Ser ll-A, RB
        5.500%, 12/01/07               6,150           6,803
   Ohio State, Turnpike Commission
     Authority, Ser A, RB, FGIC
        5.500%, 02/15/14               2,200           2,453
   Ohio State, University of
     Cincinnati, General Receipts,
     Ser A, RB, FGIC
        5.500%, 06/01/07               3,220           3,538
   Ohio State, University of
     Cincinnati, General Receipts,
     Ser A, RB, FGIC
        5.500%, 06/01/08               5,415           5,970
   Ohio State, Water Development
     Authority, Fresh Water Project,
     Ser B, RB, FSA
        5.500%, 06/01/12               1,000           1,113

--------------------------------------------------------------------------------
50                        SEI Tax Exempt Trust / Annual Report / August 31, 2001

-------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------
   Strongsville, City School
     District, GO, MBIA
        5.300%, 12/01/10             $ 1,050        $  1,154
                                                    --------
                                                      50,666
                                                    --------
OKLAHOMA -- 0.4%
   Central Oklahoma, Transportation
     & Parking Authority, Ser 1973,
     RB Callable 10/22/01 @ 100 (D)
        6.000%, 07/01/03                  65              67
   McAlester, Public Works
     Authority, RB, FSA (D)
        8.100%, 12/01/08                 875           1,115
   Oklahoma State, Industrial
     Development Authority,
     Integris Baptist Health Systems
     Project, RB, AMBAC
        5.250%, 08/15/06               1,255           1,340
   Tulsa's Port Catoosa, Industrial
     Development Facilities
     Authority, Cargill Project, RB
        5.350%, 09/01/06               1,000           1,067
   Tulsa, Industrial Development
     Authority, St. Johns Medical
     Center Project, RB Callable
     01/01/02 @ 100 (D)
        6.875%, 01/01/02                  50              51
                                                    --------
                                                       3,640
                                                    --------
OREGON -- 1.6%
   Cow Creek, Band Umpqua Tribe of
     Indians, Ser B, RB, AMBAC
     Callable 07/01/03 @ 103
        5.100%, 07/01/12               2,000           2,078
   Jackson County, School District,
     GO (E)
        6.000%, 06/15/08               1,000           1,131
   Jackson County, School District,
     GO (E)
        6.000%, 06/15/09               1,090           1,240
   Lincoln County, School District,
     GO, FGIC
        6.000%, 06/15/09               3,465           3,950
   Washington & Clackamas Counties,
     GO
        5.500%, 06/01/07               1,650           1,811
   Washington County, United Sewer
     Systems Authority, Senior Lien,
     Ser A, RB, FGIC
        5.750%, 10/01/11               4,735           5,368
                                                    --------
                                                      15,578
                                                    --------
PENNSYLVANIA -- 2.3%
   Delaware County, Health Systems
     Authority, Catholic Health
     East Project,
     Ser A, RB, AMBAC
        5.500%, 11/15/07               1,635           1,790
   Easton, Joint School Authority,
     RB (D)
        5.350%, 04/15/02                  15              15

-------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------
   Lehigh County, General Purpose
     Authority, Lehigh Valley
     Health Project, Ser B, RB,
     MBIA (A) (B)
        2.500%, 07/01/29             $   370        $    370
   Montgomery County, Higher
     Education & Health Authority,
     Abington Memorial Hospital
     Project, Ser A, RB, AMBAC
        5.000%, 06/01/08               1,000           1,063
   New Castle Area, Hospital
     Authority, Jameson Memorial
     Hospital, RB, MBIA
        5.500%, 07/01/08               1,605           1,753
   Pennsylvania State, First Series,
     GO Callable 03/15/02 @ 101.5
        6.375%, 09/15/10               3,450           3,564
   Pennsylvania State, Higher
     Educational Facilities
     Authority, Allegheny/Delaware
     Valley Obligation Project,
     Ser A, RB, MBIA
        5.500%, 11/15/08               1,000           1,081
   Pennsylvania State, Housing
     Finance Authority, Single-
     Family Mortgage Project,
     Ser 34A, RB, FHA
     Callable 04/01/02 @ 102
        6.850%, 04/01/16               1,000           1,013
   Pennsylvania State, Industrial
     Development Authority, RB,
     AMBAC
        7.000%, 07/01/07               1,000           1,168
   Philadelphia, Airport Authority,
     Airport Systems Project,
     Ser A, RB, FGIC
        6.000%, 06/15/04               3,000           3,236
   Scranton-Lackawanna, Health &
     Welfare Authority, Community
     Medical Center Project, RB,
     MBIA
        5.500%, 07/01/07               2,585           2,818
   Swarthmore Borough, College
     Revenue Authority, RB
        5.500%, 09/15/11               4,000           4,460
   Westmoreland County, Municipal
     Authority, Special Obligation,
     GO (D)
        9.125%, 07/01/10                 245             284
                                                    --------
                                                      22,615
                                                    --------
RHODE ISLAND -- 0.3%
   Rhode Island State, Housing &
     Mortgage Finance Authority,
     Homeownership Opportunity
     Project, Ser 25A, RB
     Callable 10/01/07 @ 101.5
        4.950%, 10/01/16               1,510           1,535

--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2001                        51

STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Rhode Island State, Housing &
     Mortgage Finance Authority,
     Rental Housing Project, Ser A,
     RB (E)
        5.050%, 10/01/01             $ 1,500        $  1,502
                                                    --------
                                                       3,037
                                                    --------
SOUTH CAROLINA -- 0.8%
   Piedmont, Municipal Power
     Agency, Ser A, RB, FGIC
        6.500%, 01/01/16               1,570           1,892
   South Carolina State, Hospital
     Facilities Authority, Medical
     University Project, RB
     Callable  07/01/09 @ 101
        5.625%, 07/01/11               2,885           3,004
   South Carolina State, Housing
     Authority, Homeownership
     Mortgage Project, Ser A, RB
     Callable 07/01/04 @ 102
        6.375%, 07/01/16                 815             866
   South Carolina State, Public
     Service Authority, Ser B, RB
     Callable 10/19/01 @ 102
        6.700%, 07/01/02               1,220           1,260
   Spartanburg County, School
     District No. 5, COP, MBIA
     Callable 07/01/05 @ 102
        5.400%, 07/01/08               1,000           1,071
                                                    --------
                                                       8,093
                                                    --------
SOUTH DAKOTA -- 0.4%
   South Dakota State, Health &
     Educational Facilities
     Authority, McKennan Hospital
     Project, RB, MBIA
        6.000%, 07/01/08               1,025           1,143
   South Dakota State, Health &
     Educational Facilities
     Authority, Prairie Healthcare
     Project, RB, ACA Insured
        5.200%, 04/01/08               1,105           1,145
   South Dakota State, Housing
     Development Authority,
     Homeownership Mortgage
     Project, Ser A, RB
        5.500%, 05/01/06               1,350           1,428
   South Dakota State, Housing
     Development Authority,
     Homeownership Mortgage
     Project, Ser A, RB Callable
     05/01/06 @ 102
        5.500%, 05/01/10                 240             240
                                                    --------
                                                       3,956
                                                    --------

--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
TENNESSEE -- 0.9%
   Hendersonville, Industrial
     Development Authority,
     Ashford 83 Association
     Project, RB Callable 12/15/06
     @ 102
        5.950%, 12/15/08             $ 1,185        $  1,213
   Metropolitan Government
     Nashville & Davidson County,
     Health & Education Facilities
     Board, Vanderbilt University
     Project, Ser A, RB
        6.000%, 05/01/07               1,200           1,347
   Metropolitan Nashville, Airport
     Authority, Improvements
     Project, Ser A, RB
        6.600%, 07/01/08               3,000           3,487
   Sullivan County, Industrial
     Development Authority,
     Mead Project, RB (A) (B)
        2.450%, 10/01/16                 985             985
   Tennessee State, Housing
     Development Agency, Mortgage
     Finance, Ser A, RB
     Callable 07/01/03 @ 102
        5.650%, 01/01/07               1,590           1,654
                                                    --------
                                                       8,686
                                                    --------
TEXAS -- 6.1%
   Austin, Utility Systems
     Authority, Ser B,
     RB Callable 11/15/01 @ 100
        7.250%, 11/15/03                  80              88
   Brazos, River Authority,
     Reliant Energy Project,
     Ser B, RB
     Callable 12/01/02 @ 100
        5.200%, 12/01/18               5,000           5,094
   Burleson, Independent School
     District, GO Pre-Refunded
     @ 100 (C) (E)
        6.750%, 08/01/06               2,000           2,307
   Carrollton, Farmers Branch
     Independent School District,
     GO Callable 02/15/09 @ 100 (E)
        5.750%, 02/15/10               2,605           2,895
   Cypress-Fairbanks, Independent
     School District, GO (E)
        6.750%, 02/15/08               1,000           1,167
   Deer Park, Independent School
     District, GO (E)
        6.000%, 02/15/06               1,500           1,657
   Deer Park, Independent School
     District, GO (E)
        6.000%, 02/15/08               2,000           2,250
   Deer Park, Independent School
     District, GO (E)
        5.875%, 02/15/08               1,500           1,676

-------------------------------------------------------------------------------
52                       SEI Tax Exempt Trust / Annual Report / August 31, 2001

-------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------
   Donna, Independent School
     District, GO (E)
        5.500%, 02/15/06             $ 1,180        $  1,279
   Fort Worth, Water & Sewer
     Authority, RB
        5.500%, 02/15/06               1,080           1,170
   Harris County, Health Facilities
     Authority, Saint Luke Episcopal
     Hospital, RB (A) (B)
        2.500%, 02/15/06                 500             500
   Harris County, Health Facilities
     Development Authority,
     Christus Health Project,
     Ser A, RB, MBIA
        5.375%, 07/01/08               3,845           4,066
   Harris County, Health Facilities
     Development Authority,
     Memorial Hospital Systems
     Project, Ser A, RB, MBIA
        6.000%, 06/01/09               1,825           2,049
   Harris County, Road Toll
     Authority, Sub Lien, RB, FGIC
        6.000%, 08/01/12               6,000           6,915
   Houston, Hotel Occupancy Tax &
     Special Revenue, Convention &
     Entertainment Project,
     Ser B, RB, AMBAC
        5.500%, 09/01/09               2,500           2,738
   Houston, Hotel Occupancy Tax &
     Special Revenue, Convention &
     Entertainment Project, Ser B,
     Zero Coupon, RB, AMBAC
        0.000%, 09/01/15               5,500           2,791
   Houston, Ser C, GO
        7.000%, 03/01/08               4,000           4,635
   Lone Star, Airport Improvement
     Authority, RB (A) (B)
        2.500%, 12/01/14                 285             285
   Matagorda County, Pollution
     Control Authority, Central
     Power & Lighting Project,
     Ser A, RB
        4.900%, 05/01/30               5,100           5,116
   San Antonio, Electric &
     Gas Authority, RB
        5.000%, 02/01/12               3,500           3,728
   San Antonio, Electric &
     Gas Authority,
     Ser 2000, RB
        5.750%, 02/01/11               4,960           5,059
   San Antonio, Electric &
     Gas Authority,
     Ser 2000, RB (D)
        5.750%, 02/01/11               1,540           1,744
   Texas State, Department of
     Housing & Community Affairs,
     Single-Family Housing Mortgage
     Project, Ser E, RB, MBIA
     Callable 09/01/07 @ 102
        5.000%, 03/01/16                 265             268

--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Texas State, Public Finance
     Authority, Ser C, GO
        6.000%, 10/01/08             $ 1,000        $  1,135
                                                    --------
                                                      60,612
                                                    --------
UTAH -- 1.0%
   Salt Lake County, Hospital
     Revenue Authority, IHC Health
     Services Project, RB, AMBAC
        5.500%, 05/15/09               1,000           1,090
   Utah State, Associated Municipal
     Power Systems Authority,
     San Juan Project, RB, MBIA
     Pre-Refunded @ 102 (C)
        6.375%, 06/01/04               2,000           2,217
   Utah State, Housing Finance
     Authority, Single-Family
     Housing Mortgage Project,
     Ser B, RB, FHA Callable
     07/01/03 @ 102
        5.125%, 07/01/24                 245             252
   Utah State, Intermountain Power
     Agency Power Supply, Ser A,
     RB, MBIA
        6.000%, 07/01/08               6,000           6,743
                                                    --------
                                                      10,302
                                                    --------
VIRGINIA -- 3.0%
   Kanawha County, Industrial
     Development Authority,
     Topvalco/Kroger Project, RB
     Callable 11/01/03 @ 102 (E)
        7.125%, 11/01/12               1,160           1,243
   Loudoun County, Industrial
     Development Authority,
     Residential Care Facility,
     Falcons Landing Project,
     Ser A, RB Pre-Refunded
     @ 103 (C)
        8.750%, 11/01/24               6,000           7,200
   Richmond, Ser A, GO
     Pre-Refunded @ 102 (C)
        6.500%, 07/15/02               2,000           2,108
   Virginia State, College Building
     Authority, Public Higher
     Education Project, Ser A, RB
        5.500%, 09/01/08               2,965           3,284
   Virginia State, College Building
     Authority, Public Higher
     Education Project, Ser A, RB
        5.500%, 09/01/09               3,665           4,073
   Virginia State, Commonwealth
     Housing Development Authority,
     Ser A, RB Callable 01/01/02
     @ 102
        7.100%, 01/01/22               1,250           1,281
   Virginia State, Commonwealth
     Housing Development Authority,
     Ser C, Sub-Ser C6, RB
     Callable 01/01/02 @ 102
        5.950%, 01/01/07               1,805           1,850

-------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2001                       53

STATEMENT OF NET ASSETS

Intermediate-Term Municipal Fund (Concluded)

-------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------
   Virginia State, Commonwealth
     Housing Development Authority,
     Ser C, Sub-Ser C6, RB
     Callable 01/01/02 @ 102
        5.850%, 01/01/06             $ 1,920        $  1,968
   Virginia State, Commonwealth
     Housing Development Authority,
     Ser C, Sub-Ser C6, RB
     Callable 01/01/02 @ 102
        5.750%, 01/01/05               1,425           1,460
   Virginia State, Housing
     Development Authority,
     Multi-Family Housing Project,
     Zero Coupon, RB Callable
     11/01/01 @ 21.916
        0.000%, 11/01/17                 450              98
   Virginia State, Public Building
     Authority, Ser A, RB
        6.000%, 08/01/10               4,880           5,612
                                                    --------
                                                      30,177
                                                    --------
WASHINGTON -- 3.8%
   Clark County, Public Utility
     District Authority, RB, FGIC (D)
        6.000%, 01/01/04               2,525           2,699
   Clark County, Public Utility
     District Authority, RB, FGIC (D)
        6.000%, 01/01/07               5,000           5,594
   Clark County, Public Utility
     District Authority, RB, FSA
        5.625%, 01/01/11               1,500           1,663
   Grant County, Public Utility
     District Authority, RB
        5.625%, 01/01/07               2,470           2,701
   Washington State, Convention
     Center Project, Senior Lien,
     RB, AMBAC
        5.250%, 10/01/12               3,000           3,206
   Washington State, Public Power
     Supply Systems Authority,
     Nuclear Project No. 1,
     Ser A, RB, MBIA
     Callable 07/01/03 @ 102
        5.700%, 07/01/17               1,000           1,044
   Washington State, Public Power
     Supply Systems Authority,
     Nuclear Project No. 2,
     Ser A, RB
        6.000%, 07/01/07               1,450           1,611
   Washington State, Public Power
     Supply Systems Authority,
     Ser B, RB
        7.250%, 07/01/09               2,500           2,903
   Washington State, Ser B &
     Ser AT-7, GO
        6.250%, 06/01/10               4,550           5,284

--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Washington State, Ser B, GO
        5.750%, 05/01/10             $ 3,550        $  3,754
   Washington State, Ser B, GO
     Callable 01/01/09 @ 100
        5.000%, 01/01/12               2,170           2,265
   Washington State, Ser B, GO,
     Pre-Refunded @ 100 (C)
        5.750%, 05/01/04                  60              64
   Washington State, Suburban
     Sanitation District,
     GO Callable 06/01/02 @ 102
        6.200%, 06/01/10               4,960           5,177
                                                    --------
                                                      37,965
                                                    --------
WISCONSIN -- 0.5%
   Wisconsin State, Center District
     Tax Authority, Junior Dedicated
     Project, Ser B, RB Pre-Refunded
     @ 101 (C)
        5.700%, 12/15/06               3,000           3,371
   Wisconsin State, Housing &
     Economic Development Authority,
     Ser 1, RB, FHA Callable
     07/01/02 @ 102
        6.600%, 09/01/07               1,300           1,348
                                                    --------
                                                       4,719
                                                    --------
WYOMING -- 0.3%
   Lincoln County, Pollution
     Control Authority, Exxon
     Project, Ser B, RB (A) (B)
        2.450%, 11/01/14                 595             595
   Teton County, Hospital Authority,
     RB, ACA Insured Callable
     12/01/08 @ 101
        5.800%, 12/01/17               1,950           1,970
                                                    --------
                                                       2,565
                                                    --------
VIRGIN ISLANDS -- 0.3%
   Virgin Islands, Public Finance
     Authority, Senior Lien Fund
     Loan Project, RB, ACA Insured
        5.500%, 10/01/06               2,375           2,621
                                                    --------
Total Municipal Bonds
   (Cost $946,132)                                   987,240
                                                    --------
Total Investments -- 99.0%
   (Cost $946,132)                                   987,240
                                                    --------
Other Assets & Liabilities -- 1.0%                     9,629
                                                    --------

-------------------------------------------------------------------------------
54                        SEI Tax Exempt Trust / Annual Report / August 31, 2001

--------------------------------------------------------------------------------
                                                Market Value
Description                                    ($ Thousands)
--------------------------------------------------------------------------------

NET ASSETS:
Fund Shares of Class A
   (unlimited authorization -- no par value)
   based on 88,270,597 outstanding shares of
   beneficial interest                              $952,734
Undistributed net investment income                       62
Accumulated net realized gain on investments           2,965
Net unrealized appreciation on investments            41,108
                                                    --------
Total Net Assets -- 100.0%                          $996,869
                                                    ========

Net asset value, offering and redemption
   price per share -- Class A                         $11.29
                                                    ========

(A) Floating Rate Security -- the rate reflected on the Statement of Net Assets is the rate in effect on August 31, 2001.
(B) Put and Demand Feature -- the date reported on the Statement of Net Assets is the final maturity date, not the next reset or put date.
(C) Pre-Refunded Security -- the maturity date shown is the pre-refunded date.
(D) Security is escrowed to maturity.
(E) Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(F) Securities are collateralized under an agreeemnt from FNMA/GNMA.
ACA -- American Capital Access
AMBAC -- American Municipal Bond Assurance Company
Cl -- Class
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FHA -- Federal Housing Authority
FNMA -- Federal National Mortgage Association
FSA -- Financial Security Assistance
GNMA -- Government National Mortgage Association
GO -- General Obligation
MBIA -- Municipal Bond Insurance Association
RB -- Revenue Bond
Ser -- Series
TA -- Tax Allocation
TRAN -- Tax and Revenue Anticipation Note
The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2001                        55

STATEMENT OF NET ASSETS

-------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------

MUNICIPAL BONDS -- 97.3%
PENNSYLVANIA -- 97.3%
   Allegheny County, GO (C)
        6.000%, 09/01/07             $    85        $     96
   Allegheny County, Higher
     Education Building Authority,
     Chathan College Project,
     Ser A, RB, Asset Guaranty
        5.125%, 09/01/13               2,160           2,214
   Allegheny County, Higher
     Education Building Authority,
     Thiel College Project,
     Ser A, RB, ACA Insured
        5.400%, 11/15/14                 390             409
   Allegheny County, Higher
     Education Building Authority,
     Thiel College Project,
     Ser A, RB, ACA Insured
        5.350%, 11/15/13                 370             390
   Allegheny County, Higher
     Education Building Authority,
     Thiel College Project,
     Ser A, RB, ACA Insured
        5.300%, 11/15/12                 350             370
   Allegheny County, Higher
     Education Building Authority,
     Thiel College Project,
     Ser A, RB, ACA Insured
        5.200%, 11/15/11                 335             355
   Allegheny County, Higher
     Education Building Authority,
     Thiel College Project,
     Ser A, RB, ACA Insured
        5.000%, 11/15/09                 300             317
   Allegheny County, Higher
     Education Building Authority,
     Thiel College Project,
     Ser A, RB, ACA Insured
        4.850%, 11/15/07                 225             237
   Allegheny County, Higher
     Education Building Authority,
     Thiel College Project,
     Ser A, RB, ACA Insured
        4.750%, 11/15/06                 215             226
   Allegheny County, Higher
     Education Building Authority,
     Thiel College Project,
     Ser A, RB, ACA Insured
        4.650%, 11/15/05                 125             130
   Allegheny County, Higher
     Education Building Authority,
     Thiel College Project,
     Ser A, RB, ACA Insured
        4.550%, 11/15/04                 190             197
   Allegheny County, Hospital
     Development Authority,
     Allegheny General Hospital,
     RB (C)
        6.750%, 05/01/04                 125             129
   Allegheny County, Hospital
     Development Authority,
     Harmarville Rehabilitation
     Center, RB (C)*
        6.000%, 10/01/08                 430             460

--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Allegheny County, Hospital
     Development Authority,
     Health Center Project,
     Ser B, RB, MBIA
        5.000%, 07/01/09             $   735        $    780
   Allegheny County, Hospital
     Development Authority,
     Magee Woman's Hospital
     Project, Ser O, RB (C)
        10.125%, 10/01/02                 50              52
   Allegheny County, Hospital
     Development Authority,
     Montefiore Hospital, RB (C)*
        6.875%, 07/01/09                 685             759
   Allegheny County, Hospital
     Development Authority,
     North Hills Passavant, RB (C)
        6.750%, 07/01/05                  90              95
   Allegheny County, Hospital
     Development Authority,
     Ohio Valley General, RB, MBIA
        5.875%, 04/01/11                 355             369
   Allegheny County, Hospital
     Development Authority, RB (C)
        7.250%, 07/01/03                  25              25
   Allegheny County, Hospital
     Development Authority,
     St. Margaret Memorial, RB (C)*
        6.750%, 07/01/10               1,230           1,379
   Allegheny County, Housing
     Finance Agency, Single-Family
     Mortgage, Ser CC-1, RB (D)
        5.200%, 05/01/17               1,880           1,911
   Allegheny County, Industrial
     Development Authority,
     RB, AMT (B)
        6.000%, 10/01/04                 140             140
   Allegheny County, Sanitation
     Authority, RB (C)
        6.800%, 07/01/03                 145             150
   Allentown, Area Hospital
     Authority, Sacred Heart
     Hospital Project, RB (C)
        8.000%, 03/01/09                 285             332
   Altoona, Area School District
     Authority, Blair County,
     Ser 78, RB Pre-Refunded
     @ 100 (A)*
        6.500%, 01/01/08                 700             799
   Altoona, Area School District
     Authority, GO (C)
        6.500%, 07/01/04                 165             181
   Armstrong, School District,
     GO, MBIA Pre-Refunded @ 100 (A)
        7.750%, 12/01/04                  65              71
   Baldwin, Whitehall School
     Building, RB (C)
        6.625%, 11/15/02                  20              20

--------------------------------------------------------------------------------
56                        SEI Tax Exempt Trust / Annual Report / August 31, 2001

-------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------
   Baldwin, Whitehall School
     District, RB, Partially
     Pre-Refunded @ @ 100 (A) (C)
        6.700%, 11/05/03             $   215        $    236
   Bensalem Township, Water & Sewer
     Authority, RB (C)
        6.750%, 12/01/14                 285             322
   Berks County, Industrial
     Development Authority,
     Construction Fasteners Project,
     RB, AMT
        5.400%, 12/01/03                  25              25
   Berks County, Redevelopment
     Multi-Family Housing Authority,
     Woodgate Associates Project,
     Ser A, RB (D)
        4.700%, 01/01/09                 180             185
   Blair County, Hospital Authority,
     RB (C)*
        6.900%, 07/01/08               1,605           1,778
   Blairsville-Saltsburg, School
     District, GO, AMBAC (C)
        9.000%, 05/15/03                  45              48
   Borough of Tarentum, Electric
     Authority, Ser A, RB, Asset
     Guaranty Pre-Refunded @ 100 (A)
        5.500%, 09/01/03                 645             680
   Bucks County, Industrial
     Development Authority, RB (C)
        8.750%, 09/01/04                 190             202
   Bucks County, Industrial
     Development Authority, RB,
     AMBAC
        5.500%, 09/15/17                 690             743
   Bucks County, Redevelopment
     Authority, Warminster Heights,
     Section 8-A, RB, FHA
        6.250%, 08/01/02                  70              71
   Bucks County, Water & Sewer
     Authority, RB (C)
        6.375%, 12/01/08                  90              99
   Butler Area, Sewer Authority,
     RB Pre-Refunded @ 100 (A)*
        7.250%, 01/01/04                 480             521
   Cambria County, Hospital
     Authority, Conemaugh Valley
     Memorial Hospital, RB (C)
        7.625%, 09/01/11                 294             346
   Chartiers Valley, Joint School
     District, RB (C)
        6.150%, 03/01/07                  45              50
   Chester County, Health &
     Educational Facilities
     Authority, Immaculata
     College Project, RB
        5.250%, 10/15/10                 345             346

-------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------
   Chester County, Hospital
     Authority, Paoli Memorial
     Hospital, RB (C)
        5.500%, 02/01/03             $   100        $    102
   College Township, Water
     Authority, RB, Asset Guaranty
        5.800%, 01/01/15                 695             734
   Creswell Heights, Joint Water
     Authority, RB (C)
        7.375%, 03/01/07                  65              72
   Cumberland Valley, Joint School
     District, RB, MBIA (C)
        6.500%, 11/15/07                  50              58
   Cumberland Valley, Joint School
     District, RB, MBIA (C)
        6.400%, 11/15/01                  10              10
   Dauphin County, General
     Authority, Dunwoody Village
     Project, RB
        6.200%, 04/01/17                 100             101
   Dauphin County, General
     Authority, Phoenixville
     Hospital Project, Ser A,
     RB, FGIC (C)*
        5.900%, 07/01/05                 845             928
   Dauphin County, General
     Authority, RB Mandatory Put
     06/03/02 @ 100 (F)
        6.600%, 06/01/26                  50              53
   Dauphin County, General
     Authority, Sub-Ser PPP-15,
     RB, AMBAC Mandatory
     Put 06/03/13 @ 100 (F)
        5.375%, 06/01/26                 100             104
   Dauphin County, General School
     Authority, Penncrest School
     Project, RB Mandatory
     Put 06/02/03 @ 100 (F)
        6.600%, 06/01/26                 915             941
   Dauphin County, General School
     Authority, RB Mandatory Put
     06/01/04 @ 100 (F)
        6.700%, 06/01/26               1,220           1,254
   Dauphin County, General School
     Authority, RB, AMBAC Mandatory
     Put 06/01/10 @ 100 (F)
        5.375%, 06/01/26                 460             460
   Dauphin County, General School
     Authority, RB, AMBAC Mandatory
     Put 06/01/12 @ 100 (F)
        6.600%, 06/01/26                 330             330
   Delaware County, Elwyn Project,
     RB (B)
        6.000%, 06/01/11               3,250           3,652
   Delaware County, Hospital
     Authority, Crozer-Chester
     Medical Center Project, RB,
     ACA Insured
        4.900%, 12/01/08                 550             561
   Delaware County, Hospital
     Authority, Crozer-Chester
     Medical Center Project, RB,
     ACA Insured
        4.850%, 12/01/07                 645             660

--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2001                       57

STATEMENT OF NET ASSETS

-------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------
   Delaware River, Port Authority
     of Pennsylvania & New Jersey,
     Delaware Bridges, RB (C)
        6.500%, 01/15/11             $   150        $    169
   Delaware River, Port Authority
     of Pennsylvania & New Jersey,
     Delaware Bridges, RB (C)
        6.000%, 01/15/10                 145             159
   Derry Township, Sanitation Sewer
     Authority, RB (C)
        6.250%, 08/01/12                  45              50
   Dover Township, Sewer Authority,
     RB (C)
        6.250%, 05/01/12                  35              39
   Easton, Area School Authority,
     GO (C)
        6.250%, 04/15/02                  25              26
   Erie County, Higher Education
     Authority, Mercyhurst College
     Project, RB
        5.700%, 03/15/11                  85              88
   Erie County, Hospital Authority,
     Erie County Geriatric, RB (C)
        6.250%, 07/01/11                 175             194
   Erie County, Hospital Authority,
     Erie County Geriatric, RB (C)*
        6.750%, 07/01/11               1,330           1,498
   Erie County, Hospital Authority,
     Gannon University Project,
     RB, AMBAC (C)
        7.375%, 06/01/08                  40              49
   Erie County, Hospital Authority,
     Hamot Medical Center Project,
     RB (C)*
        6.900%, 01/01/05                 340             356
   Erie, Higher Education Building
     Authority, Mercyhurst College
     Project, RB
        5.750%, 03/15/13               3,000           3,064
   Erie, Higher Education Building
     Authority, Mercyhurst College
     Project, RB
        5.650%, 03/15/10                 180             187
   Fayette County, Hospital
     Authority, Uniontown Hospital,
     RB, AMBAC
        5.750%, 06/15/15               1,000           1,079
   Fayette County, Hospital
     Authority, Uniontown Hospital,
     RB, AMBAC
        5.450%, 06/15/07                 740             804
   Fayette County, Hospital
     Authority,
     Uniontown Hospital, RB, AMBAC
        5.100%, 06/15/03                  65              68
   Franklin Hospital, Special
     Obligation, RB (C)
        7.125%, 10/01/08                 315             353

------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
------------------------------------------------------------------------------
   Greenwood, School District
     Authority, GO, MBIA (C)
        6.750%, 09/01/08             $    65        $     72
   Hampton Township, Sanitation
     Sewer Authority, RB (C)
        6.500%, 09/01/10                 205             243
   Hampton Township, Sanitation
     Sewer Authority, RB (C)
        6.400%, 09/01/10                 695             818
   Harrisburg, GO (C)
        7.400%, 06/15/04                 195             212
   Harrisburg, Ser A, GO, MBIA (C)
        9.750%, 04/15/04                  85              94
   Hickory Township, Municipal
     Authority, RB (C)
        6.250%, 02/01/14                 445             498
   Horsham Township, Sewer
     Authority, RB, MBIA (C)
        6.700%, 01/01/11                  15              15
   Hummelstown, Municipal Authority,
     RB Pre-Refunded @ 100 (A)
        5.700%, 01/01/08                  35              35
   Jefferson County, Municipal
     Authority, RB, MBIA (C)
        7.000%, 12/01/02                  55              57
   Jersey Shore, Area School
     District, GO, MBIA (C)
        9.375%, 03/01/03                 175             188
   Lancaster County, Solid Waste
     Management Authority,
     RB, AMBAC
        5.375%, 12/15/15               1,600           1,692
   Lancaster, Area Sewer Authority,
     RB (C)
        6.750%, 04/01/12                  10              12
   Lancaster, Area Sewer Authority,
     RB (C)
        6.000%, 04/01/12                 275             305
   Lancaster, Parking Authority,
     RB (C)
        5.750%, 01/01/12                  40              45
   Lehigh County, General Purpose
     Authority, Kidspeace
     Obligation Group Project,
     RB, ACA Insured
        5.800%, 11/01/12               1,265           1,344
   Lehigh County, General Purpose
     Authority, Kidspeace
     Obligation Group Project,
     RB, ACA Insured
        5.700%, 11/01/09               2,485           2,653
   Lehigh County, General Purpose
     Authority, Muhlenberg Medical
     Center Project, RB (C)
        7.000%, 07/01/04                 100             105
   Lower Pottsgrove Township, Sewer
     Authority, RB (C)
        6.250%, 05/01/12                 130             146

-------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------
   Manheim Township, School
     District Authority, Ser 1978,
     RB Pre-Refunded @ 100 (A)
        6.625%, 12/01/05             $   135        $    147
   McCandless Township, Sanitation
     Authority, RB (C)
        6.500%, 09/01/05                 115             122
   McCandless Township, Sanitation
     Authority, RB (C)*
        6.750%, 11/15/05                 460             508
   McKeesport, Area School District,
     Ser C, GO
        5.000%, 04/01/13                 555             555
   Mifflin County, Hospital
     Authority, RB, Asset Guaranty
        5.500%, 07/01/12               1,000           1,062
   Monroeville, Water Authority,
     RB (C)
        7.250%, 12/01/08                 130             147
   Montgomery County, GO (C)
        9.000%, 08/15/04                  55              59
   Montgomery County, Industrial
     Development Authority,
     Commercial Development,
     BMHR Associates
     Project, RB (B)
        7.125%, 11/15/07                  50              52
   Montgomery County, Industrial
     Development Authority, Health
     Facilities, Ecri Project, RB
        6.850%, 06/01/13               2,115           2,184
   Montgomery County, Industrial
     Development Authority, Ser B,
     RB, MBIA
        6.700%, 12/01/21                  30              31
   Mount Lebanon, Hospital
     Authority, RB (C)*
        7.000%, 07/01/06                 711             769
   Neshaminy, Water Reserve
     Authority, RB (C)
        5.750%, 03/01/11                  20              22
   New Brighton, Area School
     Authority,
     RB, MBIA (C)
        5.850%, 11/15/02                   5               5
   New Castle, Area School District,
     GO, Asset Guaranty
        5.250%, 09/01/02                  45              46
   New Castle, Hospital Authority,
     Jameson Memorial Hospital
     Project, RB, MBIA
        6.000%, 07/01/10                 315             356
   New Castle, Hospital Authority,
     Jameson Memorial Hospital
     Project, RB, MBIA
        5.500%, 07/01/09                 800             877
   North Penn, School District
     Authority, RB
        6.200%, 03/01/07                  55              61

-------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------
   Northampton County, Industrial
     Development Authority,
     Citizens Utility Project, RB
        6.950%, 08/01/15             $ 1,880        $  1,909
   Northampton County, Industrial
     Development Authority,
     Moravian Hall Square Project,
     Ser B, RB, Asset Guaranty
        5.350%, 07/01/10               1,370           1,435
   Northampton County, Industrial
     Development Authority,
     Moravian Hall Square Project,
     Ser B, RB, Asset Guaranty
        5.350%, 07/01/10                 100             105
   Northampton, Bucks County,
     Municipal Water Authority,
     RB (C)
        6.750%, 11/01/13                  45              52
   Northeastern, Hospital Authority,
     RB (C)
        6.375%, 09/01/07                 235             255
   Northeastern, Hospital Authority,
     RB (C)*
        7.000%, 06/01/06                 325             351
   Northgate, School Building
     Authority, RB, MBIA (C)
        6.375%, 02/15/07                 105             120
   Pennsylvania State, Economic
     Development Financing
     Authority, Dr. Gertrude A
     Barber Center Project, RB,
     Asset Guaranty
        5.625%, 12/01/15                 885             929
   Pennsylvania State, Economic
     Development Financing
     Authority, Dr. Gertrude A
     Barber Center Project,
     RB, Asset Guaranty
        5.200%, 12/01/08                 200             212
   Pennsylvania State, Higher
     Education & Health Facilities
     Authority, Allegheny Delaware
     Valley Obligation Project,
     Ser C, RB, MBIA
        5.875%, 11/15/18               3,200           3,388
   Pennsylvania State, Higher
     Education Facilities Authority,
     Allegheny Delaware Valley,
     Ser A, RB, MBIA
        5.875%, 11/15/16                  25              27
   Pennsylvania State, Higher
     Education Facilities Authority,
     Allegheny Delaware Valley,
     Ser A, RB, MBIA
        5.500%, 11/15/08                  90              97
   Pennsylvania State, Higher
     Education Facilities Authority,
     Allegheny Delaware Valley,
     Ser A, RB, MBIA
        5.400%, 11/15/07                 150             161

--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2001                        59

STATEMENT OF NET ASSETS

------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
------------------------------------------------------------------------------
   Pennsylvania State, Higher
     Education Facilities Authority,
     Allegheny General Hospital
     Project, Ser A, RB, MBIA
     Pre-Refunded @ 100 (A)
        7.000%, 09/01/14             $    65        $     70
   Pennsylvania State, Higher
     Education Facilities Authority,
     College & University, Ser 10,
     RB (C)
        6.900%, 07/01/07                 105             115
   Pennsylvania State, Higher
     Education Facilities Authority,
     Drexel University Project,
     RB, MBIA (C)
       10.250%, 05/01/03                 110             120
   Pennsylvania State, Higher
     Education Facilities Authority,
     Health Services, Allegheny
     Delaware Valley Obligation,
     Ser A, RB, MBIA
        5.600%, 11/15/09                 250             271
   Pennsylvania State, Higher
     Education Facilities Authority,
     Health Services, Allegheny
     Delaware Valley Obligation,
     Ser A, RB, MBIA
        5.600%, 11/15/10               3,595           3,842
   Pennsylvania State, Higher
     Education Facilities Authority,
     Independant Colleges &
     Universities, Ser H-8,
     RB (B)
        5.000%, 05/01/11               1,675           1,700
   Pennsylvania State, Higher
     Education Facilities Authority,
     Philadelphia College of
     Textiles & Science, RB
        5.450%, 02/01/07                 200             210
   Pennsylvania State, Higher
     Education Facilities Authority,
     Philadelphia College of
     Textiles & Science,
     Ser 1996, RB
        6.600%, 04/01/09                 340             367
   Pennsylvania State, Higher
     Education Facilities Authority,
     Philadelphia College of
     Textiles & Science,
     Ser 1996, RB
        6.550%, 04/01/08                 320             346
   Pennsylvania State, Higher
     Education Facilities Authority,
     Philadelphia College of
     Textiles & Science,
     Ser 1996, RB
        6.450%, 04/01/07                 295             321
   Pennsylvania State, Higher
     Education Facilities Authority,
     Philadelphia College of
     Textiles & Science,
     Ser 1996, RB
        6.350%, 04/01/06                 285             311
   Pennsylvania State, Higher
     Education Facilities Authority,
     Philadelphia College of
     Textiles & Science,
     Ser 1996, RB
        6.250%, 04/01/05                 265             286

------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
------------------------------------------------------------------------------
   Pennsylvania State, Higher
     Education Facilities Authority,
     Philadelphia University
     Project, RB, Asset Guaranty
        5.750%, 06/01/15             $   660        $    711
   Pennsylvania State, Higher
     Education Facilities Authority,
     RB
        4.900%, 05/01/08                 455             456
   Pennsylvania State, Higher
     Education Facilities Authority,
     State System of Higher
     Education, Ser P, RB, AMBAC
        5.250%, 12/15/14               1,600           1,676
   Pennsylvania State, Higher
     Education Facilities Authority,
     Temple University Project,
     First Ser, RB, MBIA
        5.250%, 04/01/16               1,500           1,566
   Pennsylvania State, Higher
     Education Facilities Authority,
     University of the Arts, RB,
     Asset Guaranty
        5.500%, 03/15/13               1,025           1,083
   Pennsylvania State, Higher
     Education Facilities Authority,
     University of the Arts, RB,
     Asset Guaranty
        5.150%, 09/15/06                 345             364
   Pennsylvania State, Higher
     Education Facilities Authority,
     University of the Arts, RB,
     Asset Guaranty
        4.850%, 09/15/03                 250             259
   Pennsylvania State, Higher
     Education Facilities Authority,
     University of the Arts,
     Ser 1997, RB, Asset Guaranty
        5.300%, 03/15/12                 265             267
   Pennsylvania State, Higher
     Education Facilities Authority,
     University of the Arts,
     Ser 1997, RB, Asset Guaranty
        5.250%, 03/15/11                 265             267
   Pennsylvania State, Higher
     Education Facilities Authority,
     University of the Arts,
     Ser 1997, RB, Asset Guaranty
        5.200%, 03/15/10                 245             247
   Pennsylvania State, Higher
     Education Facilities Authority,
     University Pennsylvania Health
     Project, Ser A, RB, MBIA
        5.375%, 01/01/14               2,000           2,095
   Pennsylvania State, Higher
     Education Facilities Authority,
     UPMC Health System Project,
     Ser A, RB
        5.125%, 01/15/11                 500             516
   Pennsylvania State, Higher
     Education Facilities Authority,
     Ursinus College Project, RB
        5.850%, 01/01/17               1,480           1,521

--------------------------------------------------------------------------------
60                        SEI Tax Exempt Trust / Annual Report / August 31, 2001

-------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------
   Pennsylvania State, Higher
     Education, Philadelphia
     College of Textiles & Science,
     Ser 1996, RB
        6.150%, 04/01/04             $   250        $    265
   Pennsylvania State, Higher
     Education, Philadelphia
     College of Textiles & Science,
     Ser 1996, RB
        6.050%, 04/01/03                 240             250
   Pennsylvania State, Housing
     Finance Agency, RB (C)
        7.750%, 12/01/07                 150             169
   Pennsylvania State, Housing
     Finance Agency, RB, FHA
        7.750%, 07/01/03                 250             253
   Pennsylvania State, Housing
     Finance Agency, Rental Housing,
     Ser 91, RB, FHA (D)*
        5.450%, 07/01/06               2,000           2,087
   Pennsylvania State, Housing
     Finance Agency, Ser 5, RB
        5.350%, 10/01/08                 510             537
   Pennsylvania State, Housing
     Finance Agency, Ser 1991-31A,
     RB, AMT
        6.800%, 10/01/17                  50              51
   Pennsylvania State, Housing
     Finance Agency, Single-Family
     Mortgage, Ser 49, RB, AMT
        5.800%, 10/01/07                 205             218
   Pennsylvania State,
     Intergovernmental Authority,
     Philadelphia Funding Project,
     Special Tax, FGIC
        5.250%, 06/15/15               3,400           3,557
   Pennsylvania State, Pennsylvania
     Infrastructure Investment
     Authority, Pennvest Loan Pool
    Program, RB, MBIA
        5.625%, 09/01/13               1,000           1,077
   Pennsylvania State, Ser A, COP,
     AMBAC
        5.000%, 07/01/15                 600             607
   Pennsylvania State, Turnpike
     Commission, Ser T, RB, FGIC
        5.500%, 12/01/12               2,000           2,235
   Perkiomen Valley, School
     District Authority, RB,
     MBIA (C)
        6.500%, 12/01/07                 140             163
   Peters Township, School
     District Authority,
     Zero Coupon, GO, MBIA (C)
        0.000%, 11/15/07                 100              79
   Philadelphia, Gas Works
     Authority, 14th Ser, RB,
     ACA Insured
        6.375%, 07/01/14               1,140           1,191
   Philadelphia, Gas Works
     Authority, 3rd Ser, RB, FSA
        5.000%, 08/01/10               1,000           1,069

-------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------
   Philadelphia, Graduate Hospital
     Project, RB (C)*
        7.000%, 07/01/10             $ 1,290        $  1,477
   Philadelphia, Hospital & Higher
     Education Authority,
     Presbyterian Medical Center,
     RB (C)*
        6.100%, 12/01/03                 410             441
   Philadelphia, Hospital Authority,
     Thomas Jefferson University
     Project, RB (C)
        7.000%, 07/01/08                 165             184
   Philadelphia, Hospitals & Higher
     Educational Facilities
     Authority, Medical Research
     Project, RB
        6.200%, 08/01/11                  50              51
   Philadelphia, Redevelopment
     Authority, Home Improvement
     Loan, Ser 1995A, RB, FHA, AMT
        5.650%, 12/01/05                  40              42
   Philadelphia, Redevelopment
     Authority, Home Improvement
     Loan, Ser 1995A, RB, FHA, AMT
        5.550%, 06/01/04                  40              41
   Philadelphia, Redevelopment
     Authority, Home Improvement
     Loan, Ser 1995A, RB, FHA, AMT
        5.400%, 06/01/03                  95              97
   Philadelphia, Redevelopment
     Authority, Home Improvement
     Loan, Ser 1995A, RB, FHA, AMT
        5.400%, 12/01/03                 110             113
   Philadelphia, Redevelopment
     Authority, Home Improvement
     Loan, Ser 1995A, RB, FHA, AMT
        5.250%, 06/01/02                 120             122
   Philadelphia, Redevelopment
     Authority, Home Improvement
     Loan, Ser 1995A, RB, FHA, AMT
        5.250%, 12/01/02                 130             132
   Philadelphia, Redevelopment
     Authority, Home Improvement
     Loan, Ser 1995A, RB, FHA, AMT*
        5.100%, 12/01/01                  65              65
   Philadelphia, Redevelopment
     Authority, Home Improvement
     Loan, Ser 1995A, RB, FHA, AMT
        6.100%, 12/01/10                 545             574
   Philadelphia, Redevelopment
     Authority, West Philadelphia
     Project, RB (D)*
        6.750%, 05/15/04                 345             353
   Philadelphia, Water & Sewer
     Authority, Ser 10, RB (C)*
        7.350%, 09/01/04                 385             418

--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2001                       61

STATEMENT OF NET ASSETS

-------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------
   Pittsburgh, GO (C)
        9.125%, 03/01/04             $    75        $     86
   Pittsburgh, Public Parking
     Authority, Saint Francis
     General Hospital Project,
     RB (C)
        6.625%, 10/01/12                  15              17
   Pittsburgh, Ser A, GO, AMBAC
        5.500%, 09/01/14               1,000           1,112
   Pittsburgh, Stadium Lease
     Authority, RB (C)
        6.500%, 04/01/11               1,425           1,603
   Pittsburgh, Urban Redevelopment
     Authority Center, Triangle Tax
     Increment, Ser A, RB (B)
        6.250%, 03/15/15               1,895           2,032
   Pittsburgh, Urban Redevelopment
     Authority, Home Improvement
     Loan Project, RB, FHA
        7.125%, 08/01/04                   5               5
   Pittsburgh, Urban Redevelopment
     Authority, Home Improvement
     Loan Project, Ser B, RB
        5.150%, 02/01/17                 175             176
   Pittsburgh, Urban Redevelopment
     Authority, Home Improvement
     Loan Project, Ser B, RB (D)
        4.700%, 10/01/10                 100             104
   Pittsburgh, Urban Redevelopment
     Authority, Multi-Family
     Housing Hazlewood Project,
     Ser A, RB, MBIA, FHA
        5.400%, 01/01/22               1,970           1,980
   Pittsburgh, Urban Redevelopment
     Authority, Ser 1996C, RB, AMT
        5.700%, 10/01/05                 240             252
   Pittsburgh, Urban Redevelopment
     Authority, Ser 1996D, RB
        6.100%, 10/01/10                 330             351
   Pittsburgh, Urban Redevelopment
     Authority, Ser 1996D, RB
        6.000%, 10/01/09                 310             332
   Pittsburgh, Urban Redevelopment
     Authority, Ser 1996D, RB
        5.900%, 04/01/08                 285             305
   Pittsburgh, Urban Redevelopment
     Authority, Ser 1996D, RB
        5.900%, 10/01/08                 290             310
   Pittsburgh, Urban Redevelopment
     Authority, Ser A, RB, AMT
        5.750%, 10/01/10                  50              53
   Pittsburgh, Urban Redevelopment
     Authority, Ser B, RB
        5.700%, 10/01/11                 105             110

--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Pittsburgh, Urban Redevelopment
     Authority, Ser B, RB, FHA  (D)
        6.700%, 04/01/10             $     5        $      5
   Pittsburgh, Urban Redevelopment
     Authority, Triangle Tax
     Increment Center Project,
     Ser A, TA (B)
        6.000%, 12/01/11               3,740           4,067
   Pittsburgh, Urban Redevelopment
     Center, Triangle Tax Increment,
     Ser A, RB (B)
        5.750%, 12/01/06               1,730           1,834
   Pittsburgh, Urban Redevelopment
     Center, Triangle Tax Increment,
     Ser B, RB (B)
        5.750%, 03/15/06                 865             911
   Pittsburgh, Water & Sewer
     Authority, RB, FGIC (C)
        7.625%, 09/01/04                 370             402
   Potter County, Hospital Authority,
     Charles Cole Memorial Hospital,
     RB, Asset Guaranty
        5.500%, 08/01/06                 160             172
   Potter County, Hospital Authority,
     Charles Cole Memorial Hospital,
     RB, Asset Guaranty
        5.400%, 08/01/05                 320             341
   Potter County, Hospital Authority,
     Charles Cole Memorial Hospital,
     RB, Asset Guaranty
        5.300%, 08/01/04                 325             343
   Potter County, Hospital Authority,
     Charles Cole Memorial Hospital,
     RB, Asset Guaranty
        5.200%, 08/01/03                 245             255
   Pottsville, Hospital Authority,
     Daughters of Charity Project,
     RB (C)
        5.000%, 08/15/12               1,260           1,309
   Pottsville, Hospital Authority,
     Hospital & Warner Clinic,
     RB (C)
        6.400%, 07/01/03                 500             533
   Quakertown, Hospital Authority,
     Community Hospital, RB (C)
        7.125%, 01/01/11                 130             148
   Radnor Township, School Authority,
     Ser A, RB (C)
        9.000%, 10/15/03                  25              27
   Ridley Park, Hospital Authority,
     Taylor Hospital Project,
     Ser A, RB (C)
        6.000%, 12/01/05                  75              81
   Robinson Township, Water
     Authority, RB (C)
        5.625%, 05/01/06                  28              31

--------------------------------------------------------------------------------
62                        SEI Tax Exempt Trust / Annual Report / August 31, 2001

-------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------
   Scranton-Lackawanna, Health &
     Welfare Authority, Moses
     Taylo Hospital, RB (C)
        6.625%, 07/01/09             $   805        $    889
   Shaler, School District
     Authority, RB (C)
        6.250%, 04/15/08                 115             126
   Somerset County, Hospital
     Authority, Somerset Community
     Hospital Project, Ser B, RB,
     Asset Guaranty
        5.300%, 03/01/11                 500             528
   South Fayette Township,
     Sanitation Authority, RB (C)
        6.375%, 11/01/12                 165             189
   Southeastern, Greene School
     District, GO (C)
        9.375%, 07/01/03                  70              76
   Southeastern, Transportation
     Authority, RB
        5.750%, 12/01/04                  50              50
   Steel Valley, School District,
     GO (C)
        6.250%, 11/01/06                 140             153
   Susquehanna Township, Sewer
     Authority, RB (C)
        6.000%, 11/15/13                  75              76
   Swissvale, Area School District,
     GO (C)
        6.300%, 12/01/03                  55              59
   Trinity, Area School Building
     Authority, RB (C)
        5.950%, 07/01/03                  20              21
   Uniontown Area, School Authority,
     School Building Revenue,
     RB (C)
        6.300%, 10/01/07                 200             221
   Upper Allen Township, Sewer
     Authority, RB (C)
        5.750%, 04/01/13                 310             350
   Upper Gwynedd-Towamencin,
     Sewer Authority, RB, MBIA (C)
        5.850%, 10/15/06                 115             123
   Upper Perkiomen, School District
     Authority, GO (C)
        6.000%, 05/01/04                  15              16
   Upper St. Clair Township,
     School Building Authority, RB
     Pre-Refunded @ 100 (A)
        6.625%, 08/01/05                 215             245
   Warwick School District,
     GO, FGIC
        5.375%, 02/15/17               2,000           2,117

-------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------
   West Manheim Township,
     Water Authority, RB
        6.000%, 12/01/11             $   140        $    141
   Westmoreland County, Municipal
     Authority, Special Obligation, GO (C)
        9.125%, 07/01/10                 225             261
   Willistown Township, Municipal
     Authority, RB (C)
        6.000%, 01/01/15                  15              17
   Windber, Area Hospital Authority,
     Windber Hospital Project, RB,
     FHA Pre-Refunded @ 102 (A)
        5.900%, 08/01/05                 115             129
   Wyoming County, Hospital
     Authority, Tyler Memorial
     Hospital, RB (C)
        7.400%, 01/01/05                  65              70
   Wyoming Valley, Sanitation
     Authority, RB (C)
        5.125%, 07/01/07                 175             183
   York County, Hospital Authority,
     Lutheran Social Services, RB
        5.800%, 04/01/06                 500             514
   York County, Hospital Authority,
     Lutheran Social Services, RB
        5.600%, 04/01/05                 500             511
   York County, Hospital Authority,
     Lutheran Social Services, RB
        5.400%, 04/01/04                 500             508
   York County, Industrial
     Development Authority, York
     Water Project, RB Mandatory
     Put 06/01/05 @ 100
        6.000%, 06/01/10               1,255           1,316
   York Township, Water & Sewer
     Authority, RB (C)
        5.900%, 08/01/13                  80              92
                                                    --------
Total Municipal Bonds
   (Cost $120,607)                                   126,199
                                                    --------

CASH EQUIVALENTS -- 3.1%
   Provident Pennsylvania Tax Free
     Money Market                    4,006,054         4,006
                                                    --------
Total Cash Equivalents
   (Cost $4,006)                                       4,006
                                                    --------
Total Investments -- 100.4%
   (Cost $124,613)                                   130,205
                                                    --------
Other Assets & Liabilities-- (0.4)%                     (483)
                                                    --------

--------------------------------------------------------------------------------
63                        SEI Tax Exempt Trust / Annual Report / August 31, 2001

STATEMENT OF NET ASSETS

Pennsylvania Municipal Bond Fund (Concluded)

--------------------------------------------------------------------------------
                                               Market Value
Description                                    ($ Thousands)
--------------------------------------------------------------------------------

NET ASSETS:
Fund Shares of Class A
   (unlimited authorization -- no par value)
   based on 5,484,332 outstanding shares of
   beneficial interest                              $ 57,044
Fund Shares of Class B
   (unlimited authorization -- no par value)
   based on 6,604,816 outstanding shares of
   beneficial interest                                68,151
Undistributed net investment income                       11
Accumulated net realized loss on investments          (1,076)
Net unrealized appreciation on investments             5,592
                                                    --------
Total Net Assets -- 100.0%                          $129,722
                                                    ========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                         $10.73
                                                    ========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class B                         $10.73
                                                    ========

* Denotes securities segregated by custodian for when-issued security.
(A) Pre-Refunded Security -- the maturity date shown is the pre-funded date.
(B) Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(C) Security is escrowed to maturity.
(D) Securities are collateralized under an agreement from FNMA/GNMA.
(E) Floating Rate Security -- the rate on the Statement of Net Assets is the rate in effect on August 31, 2001.
(F) Put and Demand Feature -- the date reported on the Statement of Net Assets is the final maturity date, not the next reset of put date.
ACA -- American Capital Access
AMBAC -- American Municipal Bond Assurance Company
AMT -- Alternative Minimum Tax
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FHA -- Federal Housing Agency
FNMA -- Federal National Mortgage Association
FSA -- Financial Security Assistance
GNMA -- Government National Mortgage Association
GO -- General Obligation
MBIA -- Municipal Bond Insurance Association
RB -- Revenue Bond Ser -- Series
TA -- Tax Allocation
The accompanying notes are an integral part of the financial statements.

-------------------------------------------------------------------------------
64                        SEI Tax Exempt Trust / Annual Report / August 31, 2001

Massachusetts Municipal Bond Fund

--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 98.1%
MASSACHUSETTS -- 95.1%
   Amherst-Pelham, Regional School
     District, GO, AMBAC
     Callable 05/15/08 @ 101
        5.125%, 05/15/18             $ 1,000         $ 1,030
   Attleboro, GO, AMBAC
        5.250%, 07/01/13                 250             274
   Barnstable, GO Callable
        02/15/10 @ 101
        5.750%, 02/15/17                 250             272
   Boston, Ser A, GO, FGIC
     Callable 01/01/08 @100
        4.500%, 01/01/18                 500             485
   Holden, Municipal Purpose Loan,
     GO, FGIC
        7.500%, 03/01/02                 400             410
   Holden, Municipal Purpose Loan,
     GO, FGIC
        7.500%, 03/01/03                 330             353
   Hopkington, GO
        5.500%, 09/01/06                 735             808
   Lowell, GO, AMBAC
        6.000%, 12/15/05                 150             167
   Lynn, Water & Sewer Commission,
     Ser A, RB, FSA
        5.875%, 12/01/06                  40              45
   Marlborough, GO, FGIC
        6.750%, 06/15/07                 250             292
   Mashpee, GO, MBIA
        6.250%, 02/01/07                 155             176
   Massachusetts Bay,
     Transportation Authority,
     General Transportation System
     Project, Ser A, RB, MBIA
        7.000%, 03/01/11               1,100           1,351
   Massachusetts Bay,
     Transportation Authority,
     General Transportation
     System Project, Ser A, RB
        6.250%, 03/01/04                  70              76
   Massachusetts Bay,
     Transportation Authority,
     General Transportation
     System Project, Ser A, RB
        5.875%, 03/01/15                 185             212
   Massachusetts Bay,
     Transportation Authority,
     General Transportation
     System Project, Ser A, RB
        5.500%, 03/01/12                 500             556
   Massachusetts Bay,
     Transportation Authority,
     General Transportation
     System Project, Ser A, RB
        5.400%, 03/01/07                  45              49

------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
------------------------------------------------------------------------------
   Massachusetts Bay,
     Transportation Authority,
     General Transportation System
     Project, Ser A, RB, FGIC
        7.000%, 03/01/21             $   500         $   633
   Massachusetts Bay,
     Transportation Authority,
     General Transportation
     System Project, Ser C, RB,
     FGIC
        5.750%, 03/01/10                 655             739
   Massachusetts State, College
     Building Authority Project,
     Senior Ser A, RB
        7.500%, 05/01/06                 175             205
   Massachusetts State,
     Consolidated Loan, Ser A, RB
        5.375%, 06/01/11                 400             443
   Massachusetts State,
     Consolidated Loan, Ser C, GO
        5.750%, 10/01/07               1,485           1,661
   Massachusetts State,
     Consolidated Loan, Ser C, GO
        5.500%, 12/01/11                 500             560
   Massachusetts State,
     Consolidated Loan, Ser D, GO
        6.000%, 05/01/08                 500             566
   Massachusetts State, Development
     Finance Agency, Biomedical
     Research Project, Ser C, RB
     Callable 08/01/10 @ 101
        6.000%, 08/01/11                 210             231
   Massachusetts State, Development
     Finance Agency, College
     of Pharmacy Project, Ser B, RB
        5.875%, 07/01/07                 295             315
   Massachusetts State, Development
     Finance Agency, May
     Institute Issue, RB
        5.500%, 09/01/08                 300             328
   Massachusetts State, Development
     Finance Agency, Northern
     Berkshire Community Project,
     Ser A, RB, ACA Insured
        5.750%, 08/15/08                 200             214
   Massachusetts State, Development
     Finance Agency, Visual
     & Performing Arts Project, RB
        5.750%, 08/01/14                 500             564
   Massachusetts State, Development
     Finance Agency, Williston
     Northampton School Project,
     RB Callable 10/01/08 @ 102
        6.000%, 10/01/13                 200             197
   Massachusetts State,
     Ser B, GO, FGIC
        7.000%, 07/01/09                 600             725

-------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2001                       65

STATEMENT OF NET ASSETS

-------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------
   Massachusetts State, Health &
     Educational Facilities
     Authority, Amherst College,
     Ser G, RB
        6.000%, 11/01/06             $   200         $   224
   Massachusetts State, Health &
     Educational Facilities
     Authority, Cape Cod Healthcare
     Project, Ser B, RB
        5.000%, 11/15/07                 200             202
   Massachusetts State, Health &
     Educational Facilities
     Authority, Children's Hospital
     Project, Ser E, RB Callable
     10/01/02 @ 102
        6.125%, 10/01/12                 150             156
   Massachusetts State, Health &
     Educational Facilities
     Authority, Daughters Charity,
     Carney Project, Ser D, RB
     Pre-Refunded @ 100 (E)
        6.100%, 07/01/06                 500             563
   Massachusetts State, Health &
     Educational Facilities
     Authority, Eye & Ear Infirmary
     Project, Ser B, RB, ACA
     Insured
        5.000%, 07/01/05                 195             202
   Massachusetts State, Health &
     Educational Facilities
     Authority, Harvard Pilgrim
     Health Project, Ser A, RB, FSA
        5.250%, 07/01/06                  40              43
   Massachusetts State, Health &
     Educational Facilities
     Authority, Harvard University,
     Ser AA, RB
        5.500%, 01/15/07                 750             824
   Massachusetts State, Health &
     Educational Facilities
     Authority, Harvard University,
     Ser Z, RB
        5.500%, 01/15/06               1,000           1,089
   Massachusetts State, Health &
     Educational Facilities
     Authority, Melrose Wakefield
     Hospital Project, Ser B, RB
     Callable 07/01/02 @ 102
        6.125%, 07/01/04                 130             136
   Massachusetts State, Health &
     Educational Facilities
     Authority, Milford-Whitinsville
     Regional Project, Ser C, RB
        5.000%, 07/15/02                 405             407
   Massachusetts State, Health &
     Educational Facilities
     Authority, North Adams Regional
     Hospital Project, Ser C, RB
     Callable 07/01/06 @ 102
        6.750%, 07/01/09                 200             211

------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
------------------------------------------------------------------------------
   Massachusetts State, Health &
     Educational Facilities
     Authority, Northeastern
     University, Ser G, RB, MBIA
        5.500%, 10/01/10             $   445         $   496
   Massachusetts State, Health &
     Educational Facilities
     Authority, Partners Healthcare
     System, Ser B, RB
        5.000%, 07/01/09                 400             421
   Massachusetts State, Health &
     Educational Facilities
     Authority, Partners Healthcare
     System, Ser C, RB
        5.500%, 07/01/10                 100             109
   Massachusetts State, Health &
     Educational Facilities
     Authority, Southcoast Health
     System Project, Ser A, RB,
     MBIA
        5.000%, 07/01/05                 200             213
   Massachusetts State, Health &
     Educational Facilities
     Authority, Vinfen Issue,
     Ser A, RB, ACA Insured
        5.000%, 11/15/08                 100             104
   Massachusetts State, Health &
     Educational Facilities
     Authority, Vinfen Issue,
     Ser A, RB, ACA Insured
        4.125%, 11/15/01                 165             165
   Massachusetts State, Health &
     Educational Facilities
     Authority, Wellesley College,
     Ser G, RB (A) (B)
        2.250%, 07/01/39                 100             100
   Massachusetts State, Health &
     Educational Facilities
     Authority,Youville Hospital
     Project, Ser B, RB, FHA
     Callable 02/15/04 @ 102
        6.125%, 02/15/15                 105             110
   Massachusetts State, Housing
     Finance Agency, Housing Project,
     Ser A, RB, AMBAC
     Callable 04/01/03 @ 102
        5.950%, 10/01/08                 300             313
   Massachusetts State, Housing
     Finance Agency, Residential
     Development Project, Ser A, RB
     Callable 05/15/02 @ 102 (D)
        6.450%, 11/15/04                 350             363
   Massachusetts State, Housing
     Finance Agency, Residential
     Development Project, Ser E, RB
     Callable 11/15/02 @ 102 (D)
        6.250%, 11/15/12                 175             183

-------------------------------------------------------------------------------
66                       SEI Tax Exempt Trust / Annual Report / August 31, 2001

--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Massachusetts State, Housing
     Finance Agency, Single-Family
     Housing Project, Ser 44, RB
     Callable 06/01/05 @ 102
        5.900%, 12/01/13             $   370         $   385
   Massachusetts State, Industrial
     Finance Agency, Museum of
     Fine Arts Boston Project,
     RB, MBIA
        5.375%, 01/01/07                  45              49
   Massachusetts State, Industrial
     Finance Agency, Philips
     Academy Issue Project, RB
     Callable 09/01/08 @ 102
        5.375%, 09/01/23                 355             367
   Massachusetts State, Industrial
     Finance Agency, Pollution
     Control Authority, Boston
     Edison Project, Ser A, RB
     Callable 02/01/04 @ 102
        5.750%, 02/01/14                 175             181
   Massachusetts State, Industrial
     Finance Agency, Restoration
     Recovery Authority, Odgen
     Project, Ser A, RB
        4.800%, 12/01/04                 150             152
   Massachusetts State, Industrial
     Finance Agency, Springfield
     College Project, RB
     Callable 09/15/03 @ 102
        5.625%, 09/15/10                 100             104
   Massachusetts State, Industrial
     Finance Agency, Tufts
     University Project, Ser H, RB,
     MBIA
        5.500%, 02/15/08                 200             220
   Massachusetts State, Port
     Authority, Ser A, RB
        5.750%, 07/01/11                 175             198
   Massachusetts State, Port
     Authority, Ser A, RB
        5.750%, 07/01/12                 750             848
   Massachusetts State, Ser A, GO
        6.000%, 11/01/06                 500             562
   Massachusetts State, Ser A, GO
        6.000%, 11/01/08                 245             280
   Massachusetts State, Ser A, GO
        6.000%, 11/01/10               1,000           1,155
   Massachusetts State, Ser A, GO
        6.000%, 11/01/11                 150             174
   Massachusetts State, Ser A, GO,
     AMBAC
        5.750%, 08/01/09                 150             169
   Massachusetts State, Ser A, RB
        5.750%, 06/15/07                  75              83

--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Massachusetts State, Ser B, RB,
     FSA (F)
        6.500%, 08/01/08             $   600         $   704
   Massachusetts State, Ser C, GO,
     FGIC
        6.000%, 08/01/09                 850             973
   Massachusetts State,
     Transportation Improvement
     Association, Route 3 North,
     RB, MBIA
        5.500%, 06/15/10               1,090           1,217
   Massachusetts State, Turnpike
     Authority, Ser A, RB (F)
        5.000%, 01/01/13                 500             536
   Massachusetts State, Water
     Pollution Authority, New
     Bedford Project, Ser A, RB (F)
        6.000%, 02/01/05                 300             328
   Massachusetts State, Water
     Pollution Authority, Pool
     Loan Program, Ser 4, RB
        5.000%, 08/01/06                 300             323
   Massachusetts State, Water
     Pollution Authority,
     Ser A, RB
        6.000%, 08/01/02                 455             469
   Massachusetts State, Water
     Pollution Authority, Ser A, RB
        6.000%, 08/01/05                 335             370
   Massachusetts State, Water
     Resources Authority, Ser A, RB
        6.500%, 07/15/08               1,500           1,744
   Massachusetts State, Water
     Resources Authority, Ser A, RB
        6.500%, 07/15/09                 750             880
   Massachusetts State, Water
     Resources Authority, Ser A, RB,
     FGIC
        6.125%, 08/01/11               1,050           1,225
   Massachusetts State, Water
     Resources Authority, Ser A,
     RB, FSA
        5.500%, 08/01/14                 250             278
   Massachusetts State, Water
     Resources Authority, Ser A, RB
     Pre-Refunded @ 102 (E)
        6.750%, 07/15/02                 200             211
   Massachusetts State, Water
     Resources Authority, Ser B, RB
     Callable 03/01/03 @ 102
        5.250%, 03/01/13                 225             234
   Massachusetts State, Water
     Resources Authority, Ser B, RB,
     MBIA
        6.250%, 12/01/11                 600             708
   Massachusetts State, Water
     Resources Authority, Ser C, RB
        6.000%, 12/01/11                 275             319


-------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2001                       67

STATEMENT OF NET ASSETS

Massachusetts Municipal Bond Fund (Concluded)

------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
------------------------------------------------------------------------------
   Massachusetts State, Water
     Resources Authority, Ser C, RB
        5.200%, 12/01/05             $   185         $   200
   Nantucket, GO Partially
     Pre-Refunded @ 102 (E)
        6.800%, 12/01/01                 275             283
   New England, Education Loan
     Marketing, Student Loan
     Project, Ser A, RB
        5.800%, 03/01/02                  25              25
   South Essex, Water & Sewer
     Commission, Ser A, GO, MBIA
        6.000%, 06/15/06                 650             726
   Springfield, GO, FGIC
        5.500%, 08/01/11               1,445           1,617
   University of Massachusetts,
     Building Authority, Ser 2, RB,
     AMBAC
        5.500%, 11/01/10                 405             452
   University of Massachusetts,
     Building Authority, Ser B, RB
        6.625%, 05/01/07                 150             173
   Upper Blackstone, Water Pollution
     Authority District, GO, AMBAC
        6.500%, 08/01/04                 410             450
   Wilmington, GO
        5.250%, 06/15/10                 500             548
   Worcester, GO, MBIA
        6.000%, 07/01/06                 500             559
   Worcester, GO, MBIA
        5.750%, 08/01/07                  35              39
                                                     -------
                                                      41,089
                                                     -------
PUERTO RICO-- 2.0%
   Puerto Rico Commonwealth, GO,
     MBIA
        5.750%, 07/01/12                 100             115
   Puerto Rico Commonwealth,
     Highway & Transportation
     Authority, Ser Y, RB, MBIA
        6.250%, 07/01/14                  50              60
   Puerto Rico Commonwealth,
     Public Improvement Authority,
     GO, FSA
        5.500%, 07/01/12                 100             112
   Puerto Rico Commonwealth,
     Public Improvement Authority,
     GO, FSA
        5.500%, 07/01/14                 250             282
   Puerto Rico, Industrial Tourist
     Educational Authority, Medical
     & Environmental Control
     Facilities, Ana G Mendez
     University System Project, RB,
     Callable 02/01/09 @ 101
        5.000%, 02/01/10                 300             313
                                                     -------
                                                         882
                                                     -------

-------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------
VIRGIN ISLANDS -- 1.0%
   Virgin Islands, Public Financing
     Authority, Gross Receipts Taxes,
     Loan Note Project, Ser A, RB
        5.625%, 10/01/10             $   400         $   430
                                                     -------
Total Municipal Bonds
   (Cost $40,419)                                     42,401
                                                     -------
Total Investments -- 98.1%
   (Cost $40,419)                                     42,401
                                                     -------
Other Assets & Liabilities -- 1.9%                       820
                                                     -------

NET ASSETS:
Portfolio Shares of Class A
   (unlimited authorization -- no par value)
   based on 4,180,932 outstanding shares of
   beneficial interest                                41,283
Undistributed net investment income                        2
Accumulated net realized loss on investments             (46)
Net unrealized appreciation on investments             1,982
                                                     -------
Total Net Assets -- 100.0%                           $43,221
                                                     =======
Net asset value, offering and redemption
   price per share -- Class A                         $10.34
                                                     =======

(A) Floating Rate Security -- the rate reflected on the Statement of Net Assets is the rate in effect on August 31, 2001.
(B) Put and Demand Feature -- the date reported on the Statement of Net Assets is the final maturity date, not the next reset or put date.
(C) Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(D) Securities are collateralized under an agreement from FHA/FNMA.
(E) Pre-Refunded Security -- the maturity date shown is the pre-refunded date.
(F) Security is escrowed to maturity.
ACA -- American Capital Access
AMBAC -- American Municipal Bond Assurance Company
FGIC -- Financial Guaranty Insurance Company
FHA -- Federal Housing Agency
FNMA -- Federal National Mortgage Association
FSA -- Financial Security Assistance
GO -- General Obligation
MBIA -- Municipal Bond Insurance Association
RB -- Revenue Bond Ser -- Series
The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
68                       SEI Tax Exempt Trust / Annual Report / August 31, 2001

New Jersey Municipal Bond Fund

------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
------------------------------------------------------------------------------
MUNICIPAL BONDS -- 98.7%
NEW JERSEY -- 92.2%
   Atlantic City, Public Facilities
     Lease Agreement, COP, FGIC
        6.000%, 03/01/13             $ 1,000        $  1,157
   Bergen County, Utilities
     Authority, Water Pollution
     Control Project, Ser A,
     RB, FGIC
        5.000%, 12/15/10               1,000           1,084
   Bergen County, Utilities
     Authority, Water Pollution
     Control Project, Ser A, RB,
     FGIC Pre-Refunded
     @ 100 (D)
        5.500%, 06/15/02               1,000           1,024
   Camden County, Municipal
     Utilities Authority, RB,
     FGIC Callable 07/15/06 @ 102
        6.000%, 07/15/08               1,625           1,830
   Essex County, Ser A-1,
     GO, FGIC
        6.000%, 11/15/07               1,170           1,332
   Essex County, Ser A-1, GO, FGIC
        5.000%, 11/15/03               1,090           1,146
   Essex County, Utilities
     Authority,
     Ser A, RB, FSA (E)
        5.750%, 04/01/05               1,000           1,089
   Ewing Township, School
     District Authority,
     School Bonds, GO, FGIC
        5.300%, 08/01/04               1,175           1,253
   Ewing Township, School
     District Authority,
     School Bonds, GO, FGIC
        5.300%, 08/01/05               1,000           1,081
   Highland Park, School
     District, GO,
     MBIA Pre-Refunded @ 102 (D)
        6.550%, 02/15/05                 300             339
   Jersey City, Municipal
     Utilities Authority,
     RB, FSA
        5.000%, 04/01/06               2,015           2,159
   Jersey City, Ser A, GO
        6.250%, 10/01/11               1,225           1,444
   Lafayette Yard, Community
     Development Authority,
     Hotel/Conference Center
     Project, RB, MBIA
     Callable 04/01/10 @ 101
        6.125%, 04/01/16                 500             584
   Lafayette Yard, Community
     Development Authority,
     Hotel/Conference Center
     Project, RB, MBIA
     Callable 04/01/10 @ 101
        5.250%, 04/01/12                 540             597
   Mantua Township, School
     District, GO,
     MBIA Callable 03/01/09 @ 100
        5.700%, 03/01/12                 850             939

--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Middletown Township, Board of
     Education, GO, FSA
        5.000%, 08/01/10             $ 1,000        $  1,085
   Monmouth County, Improvement
     Authority,
     Governmental Loan, RB, AMBAC
        5.000%, 12/01/07               1,425           1,544
   Monmouth County, Improvement
     Authority, Middletown Board
     of Education Project, RB
        5.000%, 08/01/04               1,000           1,058
   Monmouth County, Improvement
     Authority, Middletown Board
     of Education Project, RB
        5.000%, 08/01/05               1,000           1,069
   New Jersey State, Educational
     Facilities Authority,
     Beth Medrash Govoha America
     Project, Ser G, RB
        5.400%, 07/01/05                 495             521
   New Jersey State, Educational
     Facilities Authority,
     Capital Improvement Fund,
     Ser A, RB
        5.000%, 09/01/05               2,185           2,338
   New Jersey State, Educational
     Facilities Authority,
     Higher Education Trust Fund,
     Ser A, RB, AMBAC
        5.125%, 09/01/02               1,000           1,026
   New Jersey State, Educational
     Facilities Authority, Higher
     Education Trust Fund,
     Ser A, RB, AMBAC
        5.125%, 09/01/03                 500             524
   New Jersey State, Educational
     Facilities Authority, Higher
     Education Trust Fund,
     Ser A, RB, AMBAC Callable
     09/01/05 @ 102
        5.125%, 09/01/06               3,500           3,789
   New Jersey State, Ser A,
     COP, AMBAC Callable 06/15/07
     @ 100 (E)
        5.000%, 06/15/12               1,000           1,046
   New Jersey State, Transit
     Authority, Ser B, GAN, AMBAC
        5.500%, 02/01/08               2,500           2,756
   New Jersey State, Transportation
     Trust Fund, Transportation
     Systems Project, Ser A, RB
        5.250%, 06/15/07               1,000           1,090
   New Jersey State, Transportation
     Trust Fund, Transportation
     Systems Project, Ser A, RB
        5.250%, 06/15/09               1,000           1,095
   New Jersey State, Transportation
     Trust Fund, Transportation
     Systems Project, Ser A, RB
        5.000%, 06/15/08               1,140           1,230



--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2001                        69

STATEMENT OF NET ASSETS

New Jersey Municipal Bond Fund (Concluded)

--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   New Jersey State, Transportation
     Trust Fund, Transportation
     Systems Project, Ser A, RB
     Callable 06/15/08 @ 100
        5.250%, 06/15/11             $ 2,000        $  2,145
   New Jersey State, Transportation
     Trust Fund, Transportation
     Systems Project, Ser B,
     RB, AMBAC
        6.000%, 06/15/05               1,000           1,103
   New Jersey State, Turnpike
     Authority,
     Ser A, RB, MBIA
        5.750%, 01/01/10               1,000           1,131
   New Jersey State, Turnpike
     Authority, Ser A,
     RB, MBIA
        5.250%, 01/01/05               2,000           2,135
   New Jersey State, Turnpike
     Authority,
     Ser C, RB, MBIA
        6.500%, 01/01/09               2,000           2,345
   New Jersey, Economic
     Development Authority,
     Arbor Glen Project,
     Ser A, RB Pre-Refunded
     @ 102 (D)
        8.750%, 05/15/06                 870           1,089
   New Jersey, Economic Development
     Authority, Department of Human
     Services Project, Ser A, RB
        5.100%, 07/01/05                 380             404
   New Jersey, Economic Development
     Authority, Eldorado Terminal
     Authority Project, Ser A,
     RB (A) (B)
        2.350%, 12/01/21               2,100           2,100
   New Jersey, Economic Development
     Authority, Harrogate
     Project, Ser A, RB
        5.550%, 12/01/07                 400             413
   New Jersey, Economic Development
     Authority, Harrogate Project,
     Ser A, RB Callable 12/01/07 @ 102
        5.650%, 12/01/08                 200             208
   New Jersey, Economic Development
     Authority, Keswick Pines Project,
     RB Callable 01/01/08 @ 100
        5.600%, 01/01/12                 500             472
   New Jersey, Economic Development
     Authority, Masonic Charity
     Foundation Project, RB
     Callable 06/01/11 @ 102
        5.000%, 06/01/12                 890             935
   New Jersey, Economic Development
     Authority, School Facilities
     Project, Ser A, RB
        5.500%, 06/15/08               1,000           1,109
   New Jersey, Economic Development
     Authority, Transportation
     Sublease Project, Ser A,
     RB, FSA
        5.000%, 05/01/08               1,010           1,088

--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   New Jersey, Economic Development
     Authority, Water Facilities
     Project, RB (A) (B)
        2.500%, 11/01/26             $   700        $    700
   New Jersey, Educational
     Facilities Authority,
     Ramapo College Project,
     Ser D, RB, AMBAC
     Callable 07/01/11 @ 100
        5.000%, 07/01/15               1,130           1,178
   New Jersey, Healthcare Facilities
     Financing Authority, Burdette
     Tomlin Memorial Hospital
     Project, RB Callable
     07/01/09 @ 101
        5.250%, 07/01/11                 535             562
   New Jersey, Healthcare Facilities
     Financing Authority, Palisades
     Medical Center Project, RB
     Callable 07/01/09 @ 101 (C)
        4.800%, 07/01/10                 615             618
   North Hudson, Sewer Authority,
     RB, FGIC
        6.000%, 08/01/05               2,015           2,227
   Ocean County, General Improvement,
     GO Callable 07/01/03 @ 102
        5.125%, 07/01/04               1,025           1,085
   Ocean County, Waste Utilities
     Authority, RB (C)
        5.250%, 01/01/10               1,910           2,089
   Port Authority of New York &
     New Jersey, Special Obligation,
     Versatile Structure Project,
     Ser 2, RB (A) (B) (C)
        2.450%, 05/01/19                 400             400
   Port Authority of New York &
     New Jersey, Special Obligation,
     Versatile Structure
     Project, RB (A) (B) (C)
        2.500%, 06/01/20                 200             200
   Rahway, COP, MBIA
     Callable 02/15/10 @ 102
        5.400%, 02/15/13                 475             520
   Rahway, COP, MBIA
     Callable 02/15/10 @ 101
        5.300%, 02/15/12                 450             491
   Readington Township, GO
        5.250%, 04/15/03                 125             130
   Southeast Morris County,
     Water Authority, RB, MBIA
        5.000%, 01/01/13               1,215           1,286
   Trenton, GO, FGIC
     Callable 01/15/10 @ 100
        5.100%, 01/15/12               1,800           1,924
   West Orange, GO
     Callable 02/15/10 @  100
        5.450%, 02/15/13                 980           1,067



--------------------------------------------------------------------------------
70                        SEI Tax Exempt Trust / Annual Report / August 31, 2001

--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Wildwood, GO, FSA
        5.400%, 09/15/01             $   575        $    575
                                                    --------
                                                      68,958

PUERTO RICO -- 1.5%
   Puerto Rico, Finance Agency
     Authority, Ser B, GO, FSA
     Callable 08/01/09 @ 101
        5.750%, 08/01/12               1,000           1,124
                                                    --------
VIRGIN ISLANDS -- 5.0%
   Virgin Islands, Public Financing
     Authority, Gross Receipts Taxes
     Loan Note Project, Ser A, RB
        5.625%, 10/01/10               2,000           2,150
                                                    --------
   Virgin Islands, Public Financing
     Authority, Sub-Lien Fund Loan
     Notes, Ser D, RB
        5.500%, 10/01/01               1,600           1,602

                                                       3,752
                                                    --------
Total Municipal Bonds
   (Cost $70,364)                                     73,834
                                                    --------

Total Investments--98.7%
   (Cost $70,364)                                     73,834
                                                    --------

Other Assets & Liabilities, Net-- 1.3%                   951
                                                    --------


--------------------------------------------------------------------------------
                                               Market Value
Description                                    ($ Thousands)
--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of Class A
   (unlimited authorization-- no par value)
   based on 7,189,081 outstanding shares of
   beneficial interest                              $ 71,385
Accumulated net realized loss on investments             (70)
Net unrealized appreciation on investments             3,470
                                                    --------
Total Net Assets -- 100.0%                          $ 74,785
                                                    ========

Net asset value, offering and redemption
   price per share -- Class A                         $10.40
                                                    ========

(A) Floating Rate Security -- the rate reflected on the Statement of Net Assets is the rate in effect on August 31, 2001.
(B) Put and Demand Feature -- the date reported on the Statement of Net Assets is the final maturity date, not the next reset or put date.
(C) Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(D) Pre-Refunded Security -- the maturity date shown is the pre-refunded date.
(E) Securitiy is escrowed to maturity.
AMBAC -- American Municipal Bond Assurance Company
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FSA -- Financial Security Assistance
GAN -- Grant Anticipation Note
GO -- General Obligation
MBIA-- Municipal Bond Insurance Company
RB -- Revenue Bond
Ser -- Series
The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2001                        71

STATEMENT OF NET ASSETS

New York Municipal Bond Fund

--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 98.7%
NEW YORK -- 96.4%
   Albany, Municipal Water Finance
     Authority, Water & Sewer Systems
     Project, Ser A, RB, FGIC
        5.500%, 12/01/09             $   125        $    140
   Chautauqua County, GO, FGIC (E)
        7.300%, 04/01/07                 465             558
   Erie County, GO, FGIC
        5.000%, 11/01/04                 200             213
   Long Island, Power Authority,
     New York Electric Systems
     Project, Ser A, RB, AMBAC
        6.000%, 12/01/07                 500             571
   Long Island, Power Authority,
     New York Electric Systems
     Project, Ser A, RB, AMBAC
        5.500%, 12/01/08               1,000           1,116
   Long Island, Power Authority,
     New York Electric Systems
     Project, Ser A, RB, FSA
        5.500%, 12/01/12               1,000           1,122
   Long Island, Power Authority,
     New York Electric Systems
     Project, Ser A, RB, FSA
        5.500%, 12/01/13               1,475           1,641
   Long Island, Power Authority,
     New York Electric Systems
     Project, Sub-Ser 8-F, RB, MBIA
        5.000%, 04/01/11                 400             429
   Nassau County, General
     Improvement, Ser Y, GO, FGIC
        5.000%, 03/01/08                 200             215
   Nassau County, Industrial
     Development Authority,
     Hofstra University Project,
     RB, MBIA
        5.250%, 07/01/08                 100             110
   Nassau County, Industrial
     Development Authority, Hofstra
     University Project,
     RB, MBIA
        5.250%, 07/01/10                 475             524
   Nassau County, Industrial
     Development Authority, Hofstra
     University Project,
     RB, MBIA
        5.250%, 07/01/12                 430             474
   Nassau County, Interim Finance
     Authority, Second Ser A-1,
     RB, AMBAC Callable
     11/15/11 @ 100
        5.375%, 11/15/14                 250             270
   Nassau County, Ser A, GO, FGIC
        6.000%, 07/01/10                 100             115
   Nassau County, Ser A, GO, FGIC
        5.500%, 07/01/06                  60              66

--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Nassau County, Tobacco Settlement,
     New York Asset Backed Project,
     Ser A, RB Callable 07/15/09
     @ 101
        5.875%, 07/15/16             $   100        $    106
   New York City, Cultural American
     Facility, Museum of American
     Folk Art, RB, ACA Insured
        5.250%, 07/01/08                 540             570
   New York City, GO, FSA
     Callable 02/01/11 @ 101
        5.250%, 08/01/13                 100             109
   New York City, Health & Hospital
     Project, Ser A, RB Callable
     02/15/03 @102
        6.000%, 02/15/05                  45              48
   New York City, Metropolitan
     Transportation Authority,
     Commuter Facilities Project,
     Ser C-1, RB, FGIC
        6.000%, 07/01/07                 140             159
   New York City, Municipal
     Assistance Authority, Ser E,
     RB Callable 07/1/06 @ 101
        5.125%, 07/01/07                 500             542
   New York City, Municipal
     Assistance Authority,
     Ser G, RB
        6.000%, 07/01/05                 475             526
   New York City, Municipal
     Assistance Authority,
     Ser G, RB
        6.000%, 07/01/06                 425             478
   New York City, Municipal
     Assistance Authority,
     Ser G, RB
        6.000%, 07/01/07                 225             255
   New York City, Municipal
     Assistance Authority,
     Ser J, RB
        6.000%, 07/01/04                 750             814
   New York City, Municipal
     Assistance Authority,
     Ser L, RB
        6.000%, 07/01/08                 750             859
   New York City, Municipal
     Assistance Authority,
     Ser O, RB
        5.250%, 07/01/07                 500             548
   New York City, Municipal Water
     Finance Authority, Water &
     Sewer System Project,
     Ser A, RB
        6.000%, 06/15/09               1,000           1,151
   New York City, Municipal Water
     Finance Authority, Water &
     Sewer System Project,
     Ser A, RB Pre-Refunded
     @ 101 (D)
        6.000%, 05/15/05                 500             560
   New York City, Municipal
     Water Finance Authority, Water
     & Sewer System Project,
     Ser A, RB, AMBAC
        5.875%, 06/15/13                 750             864



--------------------------------------------------------------------------------
72                        SEI Tax Exempt Trust / Annual Report / August 31, 2001

--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   New York City, Municipal
     Water Finance Authority,
     Water & Sewer System Project,
     Ser A, RB, FGIC
        6.000%, 06/15/10             $ 1,000        $  1,154
   New York City, Municipal Water
     Finance Authority, Water &
     Sewer System Project,
     Ser D, RB
        5.000%, 06/15/08                 200             217
   New York City, Ser A, GO
        5.250%, 08/01/08                 500             544
   New York City, Ser B, FSA, GO
        8.250%, 06/01/07               1,000           1,247
   New York City, Ser B, GO
     Pre-Refunded @ 101 (D)
        7.250%, 08/15/04                 125             142
   New York City, Ser C,
     Sub-Ser C-1, GO
     Pre-Refunded @ 101.5 (D)
        7.500%, 08/01/02                 185             196
   New York City, Ser I, GO, MBIA
        6.250%, 05/15/06                 300             339
   New York City, Sub-Ser A-10,
     GO (A) (B) (C)
        2.350%, 08/01/17                 610             610
   New York City, Sub-Ser B-2, GO
     (A) (B) (C)
        2.350%, 08/15/18                 705             705
   New York City, Sub-Ser E-2, GO
     (A) (B) (C)
        2.350%, 08/01/20                 200             200
   New York City, Transitional
     Finance Authority, Future Tax
     Secured Project, Ser A, RB
        5.000%, 11/15/07                 325             353
   New York City, Transitional
     Finance Authority, Future Tax
     Secured Project, Ser A, RB
     Callable 02/15/10 @ 101
        5.500%, 02/15/11               1,000           1,119
   New York City, Transitional
     Finance Authority, Future Tax
     Secured Project, Ser A, RB
     Callable 08/15/07 @ 101
        5.000%, 08/15/11                 300             318
   New York City, Transitional
     Finance Authority, Future Tax
     Secured Project, Ser B, RB
     Callable 05/01/09 @ 101
        5.125%, 11/01/10                 300             327
   New York City, Transitional
     Finance Authority, Future Tax
     Secured Project, Ser B, RB
     Callable 05/15/08 @ 101
        5.000%, 11/15/09                 305             330
   New York City, Transitional
     Finance Authority, Future
     Tax Secured Project,
     Ser B, RB Callable
     05/15/10 @ 101
        6.000%, 11/15/10                 500             582

--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   New York City, Transitional
     Finance Authority, Future Tax
     Secured Project, Ser C, RB
     Callable 05/01/09 @ 101
        5.250%, 05/01/12             $   125        $    136
   New York City, Transitional
     Finance Authority, Secured
     Future Tax Project,
     Ser B, RB
        5.500%, 02/01/09               2,340           2,603
   New York City, Transportation
     Facilities Authority,
     Livingston Plaza Project,
     RB, FSA
        5.400%, 01/01/18                 105             115
   New York City, Transportation
     Facilities Authority,
     Ser A, COP, AMBAC
        5.625%, 01/01/10                 435             489
   New York State, Battery
     Park City, Ser A,
     RB Callable 11/01/03 @ 102
        5.000%, 11/01/08                  60              63
   New York State, Commander
     General Services Executive
     Department, COP
        5.000%, 02/01/04                 300             314
   New York State, Dormitory
     Authority, City University
     System, Special Obligation,
     Ser D, RB, FGIC
        5.750%, 07/01/12               1,000           1,145
   New York State, Dormitory
     Authority, Manhattan
     College, RB
        5.500%, 07/01/11                 900             989
   New York State, Dormitory
     Authority, Mental Health
     Services Facilities Project,
     RB, AMBAC
        5.250%, 08/15/09                 385             423
   New York State, Dormitory
     Authority, Mental Health
     Services Facilities Project,
     Ser B, RB
        6.500%, 08/15/08                 250             292
   New York State, Dormitory
     Authority, Mental Health
     Services Facilities Project,
     Ser B, RB
        6.500%, 08/15/09                 400             470
   New York State, Dormitory
     Authority, Mental Health
     Services Facilities Project,
     Ser D, RB, FSA
        5.500%, 02/15/10                 645             714
   New York State, Dormitory
     Authority, Montefiore Medical
     Center Project, RB, AMBAC
        5.750%, 08/01/07                 500             561
   New York State, Dormitory
     Authority, Municipal Health
     Facilities Improvement
     Project, Ser 1, RB, FSA
        5.000%, 01/15/08                 590             633



--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2001                        73

STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   New York State, Dormitory
     Authority, New York University
     Project, Ser A, RB, MBIA
        6.000%, 07/01/19             $   100        $    117
   New York State, Dormitory
     Authority, Presbyterian
     Hospital Project,
     RB, AMBAC
        5.500%, 02/01/09                 300             331
   New York State, Dormitory
     Authority, Presbyterian
     Hospital Project,
     RB, AMBAC
        5.500%, 08/01/09                 500             555
   New York State, Dormitory
     Authority, Presbyterian
     Hospital Project, RB, AMBAC
     Callable 02/01/08 @ 101
        4.400%, 08/01/13                 160             163
   New York State, Dormitory
     Authority, Rochester Institute
     of Technology Project, RB, MBIA
        6.000%, 07/01/07                 300             341
   New York State, Dormitory
     Authority, Ryan/Clinton
     Community Health Project, RB
        5.400%, 07/01/09                 250             268
   New York State, Dormitory
     Authority, Secondary Hospital
     Project, Ser F, RB, MBIA
        5.125%, 02/15/08                 250             270
   New York State, Dormitory
     Authority, State University
     Athletic Facility Project,
     RB, MBIA Callable 07/01/08
     @ 101
        5.250%, 07/01/13                 100             107
   New York State, Dormitory
     Authority, Wyndham School,
     Ser C, RB, AMBAC
        5.000%, 07/01/06                 105             113
   New York State, Energy Research
     & Development Authority,
     Pollution Control, Electric &
     Gas Project, Ser E, RB, MBIA
        5.900%, 12/01/06               1,000           1,129
   New York State, Energy Research &
     Development Authority,
     Pollution Control, New York
     Electric & Gas Project,
     RB (A) (B) (C)
        2.350%, 10/01/29                 230             230
   New York State, Environmental
     Facilities Authority,
     Municipal Water Project, RB
        5.750%, 06/15/08                 385             436
   New York State, Environmental
     Facilities Authority,
     Municipal Water Project, RB
        5.750%, 06/15/09                 400             454
   New York State, Environmental
     Facilities Authority,
     Municipal Water Project, RB
        5.750%, 06/15/10                 500             571

--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   New York State, Environmental
     Facilities, Pollution Control
     Authority, Municipal Water
     Systems Project, RB (E)
        5.750%, 06/15/12             $   400        $    459
   New York State, General Services
     Executive Department Project,
     COP
        5.000%, 09/01/02                 500             512
   New York State, GO
        6.000%, 07/15/06                 150             169
   New York State, GO Callable
     07/15/06 @ 101
        5.200%, 07/15/07                 100             109
   New York State, Highway
     Authority, Ser E, RB Callable
     01/01/08 @ 101
        5.000%, 01/01/25                 500             499
   New York State, Industrial
     Development Authority,
     Nightingale-Bamford
     School Project, RB Callable
     01/15/03 @ 102
        5.850%, 01/15/20                 745             767
   New York State, Local Government
     Assistance, Ser A, RB
        6.000%, 04/01/06                 150             167
   New York State, Local Government
     Assistance, Ser B, GO
     Pre-Refunded @ 102 (D)
        6.000%, 04/01/02                 150             156
   New York State, Local Government
     Assistance, Ser C, GO
     Pre-Refunded @ 102 (D)
        6.250%, 04/01/02                 500             521
   New York State, Local Government
     Assistance, Ser C, RB
     Pre-Refunded @ 102 (D)
        5.700%, 04/01/02                 150             156
   New York State, Metropolitan
     Transportation Authority,
     New York Service Contract,
     Ser N, RB Callable
     07/01/02 @ 102
        7.125%, 07/01/09                 250             263
   New York State, Metropolitan
     Transportation
     Authority, RB, MBIA
        5.750%, 07/01/08               1,000           1,128
   New York State, Metropolitan
     Transportation
     Authority, Ser A, GO
     Pre-Refunded @ 101.5 (D)
        6.375%, 07/01/04                 500             556
   New York State, Metropolitan
     Transportation
     Authority, Ser A, RB
        7.000%, 07/01/06                 350             408
   New York State, Metropolitan
     Transportation
     Authority, Ser O, RB
        5.750%, 07/01/13                 325             366



--------------------------------------------------------------------------------
74                        SEI Tax Exempt Trust / Annual Report / August 31, 2001

--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   New York State, Mortgage Agency
     Authority, Homeowner Mortgage
     Project, Ser 35, RB, FHA
     Callable 03/01/04 @ 102
        5.300%, 10/01/16             $   420       $     423
   New York State, Mortgage Agency
     Authority, Homeowner Mortgage
     Project, Ser 87, RB
     Callable 09/01/09 @ 100
        5.150%, 04/01/17                 615             633
   New York State, Mortgage Agency,
     26th Ser, RB Callable 07/01/10
     @ 100
        5.350%, 10/01/16                 380             389
   New York State, Municipal
     Assistance, Ser M, RB
        5.500%, 07/01/08                 250             279
   New York State, Ser F, GO, AMBAC
        5.500%, 09/15/08                 750             838
   New York State, Thruway
     Authority, Highway & Bridge
     Transportation Project, Ser B,
     RB, FSA Callable 04/01/07
     @ 101
        5.000%, 04/01/17                 150             153
   New York State, Thruway
     Authority, Highway Revenue
     Tolls, Ser E, RB
        5.500%, 01/01/08               1,250           1,384
   New York State, Thruway
     Authority, Local Highway &
     Bridge Service Contract,
     Ser A, RB, AMBAC
        6.000%, 04/01/07               1,000           1,130
   New York State, Transitional
     Finance Authority, Future
     Tax Secured, Ser B,
     RB Callable 05/15/10 @ 101
        6.000%, 11/15/11                 750             875
   New York State, Triborough
     Bridge & Tunnel Authority,
     General Purpose Project,
     Ser Y, RB
        5.800%, 01/01/06                 175             193
   New York State, Triborough
     Bridge & Tunnel Authority,
     Ser A, RB, MBIA Callable
     01/01/09 @ 101
        5.125%, 01/01/14                 175             185
   New York State, Triborough
     Bridge & Tunnel Authority,
     Ser X, RB
        6.625%, 01/01/12               1,160           1,411
   New York State, Urban Development
     Authority, Capital Correctional
     Facilities Project, Ser 6, RB
        6.000%, 01/01/02                 250             253
   New York State, Urban Development
     Authority, Capital Correctional
     Facilities Project, Ser A, RB
        6.500%, 01/01/10                 650             771

--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   New York State, Urban Development
     Authority, Capital Correctional
     Facilities Project, RB, AMBAC
        5.500%, 01/01/09             $   200       $     222
   New York State, Urban
     Development Authority, Center
     for Industrial
     Innovation Project, RB
        5.300%, 01/01/04                 405             427
   New York State, Urban
     Development Authority,
     Community Enhancement
     Facilities Project, RB, AMBAC
        5.000%, 04/01/07                 300             324
   New York State, Urban Development
     Authority, Community
     Enhancement Facilities,
     Ser A, RB
        5.000%, 04/01/05                 250             266
   New York State, Urban Development
     Authority, State Facilities
     Project, RB
        6.250%, 04/01/03                 100             106
   New York State, Urban Development
     Authority, State Facilities
     Project, RB
        6.250%, 04/01/05                 100             111
   New York, Ser B, GO
     Callable 02/01/02 @ 101.5
        7.500%, 02/01/07                 205             212
   New York, Local Assistance
     Corporation, Ser E, RB
        6.000%, 04/01/14               1,040           1,209
   New York, Mount Sinai School
     District, GO, AMBAC
        6.200%, 02/15/14                 500             593
   New York, Municipal Assistance
     Corporation, Ser 1, RB
        6.250%, 07/01/06               1,000           1,135
   New York, Ser A-10, GO
     (A) (B) (C)
        2.350%, 08/01/16                 265             265
   New York, Ser B, GO
     Pre-Refunded @ 101.5 (D)
        7.500%, 02/01/02                  95              98
   New York, Transitional Finance
     Authority, Future Tax Secured
     Project, Ser C, RB
        5.500%, 02/01/11               1,000           1,118
   New York, Triborough Bridge
     & Tunnel Authority, General
     Purpose Project,
     Ser SR, RB
        5.500%, 01/01/12                 575             645
   Nyak, Unified School District
     Authority, Capital
     Improvement Financing Project,
     GO, FGIC Pre-Refunded
     @ 04/01/02 (D)
        6.400%, 04/01/02                 500             521
   Oneida County, Public
     Improvement Authority, GO,
     AMBAC Callable 04/15/08 @ 101
        5.000%, 04/15/09                 700             756



--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2001                        75

STATEMENT OF NET ASSETS

New York Municipal Bond Fund (Concluded)

--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Pelham, Union Free School
     District, GO
        6.000%, 07/15/05             $   125       $     138
   Red Hook, Central School
     District, GO
        5.125%, 06/15/09                 350             382
   Suffolk County, Public
     Improvement Project,
     Ser A, GO, MBIA
        5.625%, 05/01/08               1,310           1,479
   Syracuse, Ser B, GO, FSA
        5.000%, 10/01/05                 200             215
   Tsasc, Inc., New York Tfabs,
     Ser 1, RB Callable
     07/15/09 @ 101
        6.000%, 07/15/19                 900             964
   West Chester County, Dormitory
     Authority, Lease Court
     Facilities Project, RB
        5.000%, 08/01/08                 140             152
   West Chester County, Health
     & Hospital Project,
     Sub-Ser B, RB
        5.750%, 11/01/07               2,000           2,255
   Yonkers, Ser A, GO, AMBAC
     Callable 06/01/09 @ 101
        5.000%, 12/01/10                 390             422
                                                    --------
                                                      66,736
                                                    --------

PUERTO RICO-- 1.7%
   Puerto Rico Commonwealth,
     Highway & Transportation
     Authority, Ser Y, RB, MBIA
        6.250%, 07/01/14                 125             150
   Puerto Rico Commonwealth,
     Highway & Transportation
     Authority, Ser Z, RB, MBIA
        6.250%, 07/01/14                 500             601
   Puerto Rico, Industrial
     Educational, Medical and
     Environmental Control
     Facilities Authority, Ana G.
     Mendez University Systems
     Project, RB
        5.000%, 02/01/03                 400             410
                                                    --------
                                                       1,161
                                                    --------

VIRGIN ISLANDS -- 0.6%
   Virgin Islands, Public Financing
     Authority, Gross Receipts
     Taxes Loan Note Project,
     Ser A, RB
        5.625%, 10/01/10                 400             430
                                                    --------
Total Municipal Bonds
   (Cost $64,914)                                     68,327
                                                    --------
Total Investments -- 98.7%
   (Cost $64,914)                                     68,327
                                                    --------

Other Assets & Liabilities, Net -- 1.3%                  880
                                                    --------


--------------------------------------------------------------------------------
                                                      Value
Description                                    ($ Thousands)
--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of Class A
   (unlimited authorization -- no par value)
   based on 6,591,580 outstanding shares of
   beneficial interest                              $ 65,683
Undistributed net investment income                        6
Accumulated net realized gain on investments             105
Net unrealized appreciation on investments             3,413
                                                    --------
Total Net Assets -- 100.0%                          $ 69,207
                                                    =========

Net asset value, offering and redemption
   price per share -- Class A                         $10.50
                                                    ========

(A) Floating Rate Security -- the rate reflected on the Statement of Net Assets is the rate in effect on August 31, 2001.
(B) Put and Demand Feature -- the date reported on the Statement of Net Assets is the final maturity date, not the next reset or put date.
(C) Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(D) Pre-Refunded Security -- the maturity date shown is the pre-refunded date.
(E) Security is escrowed to maturity.
ACA -- American Capital Access
AMBAC -- American Municipal Bond Assurance Company
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FHA -- Federal Housing Agency
FSA -- Financial Security Assistance
GO -- General Obligation
MBIA -- Municipal Bond Insurance Association
RB -- Revenue Bond
Ser -- Series
The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------
76                        SEI Tax Exempt Trust / Annual Report / August 31, 2001

California Municipal Bond Fund

--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 98.8%
CALIFORNIA -- 87.4%
   ABAG, Financial Authority for
     Non-Profit, Archstone Redwood
     Housing Project, RB
        5.300%, 10/01/08             $ 4,500       $   4,708
   ABAG, Financial Authority for
     Non-Profit, Channing House
     Project, RB
        4.900%, 02/15/09                 780             820
   ABAG, Financial Authority for
     Non-Profit, Channing House
     Project, RB
        4.650%, 02/15/06                 585             614
   ABAG, Financial Authority for
     Non-Profit, United Dominion
     Multi-Family Housing Project,
     Ser B, RB (A) (B)
        6.250%, 08/15/30               2,000           2,167
   ABAG, Financial Authority for
     Non-Profit, YMCA San Francisco
     Refinancing Project, Ser A, COP,
     ACA Insured
        4.400%, 10/01/06                 100             104
   ABAG, Financial Authority for
     Non-Profit, YMCA San Francisco
     Refinancing Project, Ser A, COP,
     ACA Insured
        4.300%, 10/01/05                 100             104
   ABAG, Financial Authority for
     Non-Profit, YMCA San Francisco
     Refinancing Project, Ser A, COP,
     ACA Insured
        4.200%, 10/01/04                 100             103
   Adelanto, Public Utility Authority,
     Utility Systems Project,
     Ser A, RB (C)
        4.450%, 11/01/34                 390             391
   Alameda County, Santa Rita Jail
     Project, COP, MBIA Callable
     12/01/03 @ 102
        5.700%, 12/01/14               1,150           1,255
   Alameda, Public Financing
     Authority, RB Callable
     03/02/02 @ 102
        4.600%, 09/02/03                 500             504
   Burlingame, Leasing Financing
     Authority, Library
     Reconstruction Project, RB
     Callable 12/01/05 @ 102
        5.000%, 12/01/07                 510             555
   California State (City & County),
     Redevelopment Finance Authority,
     Ser A, TA, FSA Callable
     08/01/07 @ 101
        5.000%, 08/01/16               2,990           3,110

--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   California State, Department of
     Transportation, Ser A,
     COP, MBIA
        5.250%, 03/01/16             $ 3,605       $   3,853
   California State, Department
     of Water Resources, Central
     Valley Water Systems Project,
     Ser L, RB Callable
     06/01/03 @ 101.5
        5.750%, 12/01/13               3,255           3,450
   California State, Department
     of Water Resources, Central
     Valley Water Systems Project,
     Ser L, RB Callable 06/01/03
     @ 101.5
        5.650%, 12/01/11               1,125           1,190
   California State, Department
     of Water Resources, Ser W, RB
     Callable 12/01/11 @ 100
        5.500%, 12/01/15               1,000           1,106
   California State, Educational
     Facilities Authority,
     Heald Colleges Project, RB
        4.600%, 02/15/06                 295             308
   California State, Educational
     Facilities
     Authority, Heald Colleges
     Project, RB
        4.400%, 02/15/04                 245             252
   California State, Educational
     Facilities Authority, Heald
     Colleges Project,
     RB Callable 02/15/06 @ 102
        4.700%, 02/15/07                 305             320
   California State, Educational
     Facilities Authority, Pooled
     Colleges & Universities
     Projects, Ser B, RB
        4.600%, 04/01/07                 500             522
   California State, Educational
     Facilities Authority,
     Pooled Colleges &
     Universities Projects,
     Ser B, RB
        4.500%, 04/01/06                 480             500
   California State, Educational
     Facilities Authority, Pooled
     Colleges & Universities
     Projects, Ser B, RB
        4.300%, 04/01/04               2,000           2,057
   California State,
     Foothill/Eastern Corridor
     Agency, Toll Road Revenue
     Project, RB, MBIA, Callable
     01/15/10 @ 101
        5.000%, 01/15/16               1,000           1,051
   California State, GO
        6.750%, 04/01/07               2,320           2,703
   California State, GO
        5.750%, 10/01/08               1,035           1,168
   California State, GO, FGIC
        4.250%, 09/01/08               3,500           3,684
   California State, GO, MBIA
        5.500%, 04/01/10               1,000           1,129



--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2001                        77

STATEMENT OF NET ASSETS

California Municipal Bond Fund

--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   California State, Public
     Works Board, Community
     Colleges Project, Ser A, RB,
     AMBAC Callable 12/01/08 @ 101
        5.250%, 12/01/12             $ 1,000       $   1,099
   California State, Public Works
     Board, Department of
     Corrections Project, Ser B, RB
        5.250%, 01/01/13               2,475           2,716
   California State, Public Works
     Board, Department of
     Corrections State Prison
     Project, Ser E, RB, MBIA
        6.000%, 06/01/10               1,500           1,746
   California State, Public Works
     Leasing Board, Various
     Community College Projects,
     Ser B, RB, AMBAC Callable
     03/01/06 @ 102
        5.625%, 03/01/16               2,500           2,700
   California State, Resources
     Efficiency Financing Authority,
     Capital Improvements Program,
     COP, AMBAC
        6.000%, 04/01/09               1,420           1,645
   California State, University
     Housing Systems, RB, FGIC
     Callable 11/01/05 @ 102
        5.700%, 11/01/13               2,655           2,904
   California State, Water & Power
     Authority, Ser A-1, RB
     Callable 07/01/11 @ 100
        5.250%, 07/01/15               2,000           2,157
   California, Public Works Board,
     Community Colleges Project,
     Ser A, RB
        5.250%, 12/01/14               1,000           1,067
   California Statewide, Communities
     Development Authority, Equity
     Residential Housing Project,
     Ser D, RB (A) (B)
        5.200%, 12/01/29               1,500           1,566
   California Statewide, Communities
     Development Authority,
     John Muir/Mount Diablo Health
     Project, COP, AMBAC (A) (B)
        2.300%, 08/15/27               2,200           2,200
   California Statewide, Communities
     Development Authority, LA
     Orthopaedic Hospital Foundation
     Project, RB, AMBAC Callable
     06/01/07 @ 102
        5.125%, 06/01/09               1,000           1,084
   California Statewide, Communities
     Development Authority, North
     California Retired Officers
     Project, COP (A) (B)
        2.300%, 06/01/26               1,200           1,200
   California Statewide,
     Communities Development
     Authority, Residential
     Housing Equity Project,
     Ser B, RB
        5.200%, 12/01/29               2,150           2,225

--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Campbell, Union School District,
     Financing Project, COP, FSA
        4.900%, 11/01/07             $ 1,250       $   1,369
   Corona-Norco, Unified School
     District, Ser B, Zero Coupon,
     GO, FSA
        0.000%, 09/01/11                 500             329
   Corona-Norco, Unified School
     District, Ser B, Zero Coupon,
     GO, FSA
        0.000%, 09/01/12               1,005             628
   Corona-Norco, Unified School
     District, Ser B, Zero Coupon,
     GO, FSA
        0.000%, 09/01/13               1,000             590
   Culver City, Redevelopment
     Finance Authority, Ser B, TA
        4.800%, 11/01/04                 435             438
   Culver City, Redevelopment
     Finance Authority, Ser B, TA
        4.700%, 11/01/03                 320             322
   Culver City, Redevelopment
     Finance Authority, Ser B, TA
        4.500%, 11/01/02                 100             102
   Del Mar, Race Track Authority,
     RB Callable 08/15/06 @ 102
        6.000%, 08/15/08               1,000           1,075
   East Bay, Utility Water District
     Authority, RB, MBIA Callable
     06/01/11 @ 100
        5.250%, 06/01/15               4,360           4,736
   Fairfield, Housing Authority,
     Creekside Estates Mobile
     Project, RB
        5.150%, 09/01/07                 220             220
   Fairfield, Housing Authority,
     Creekside Estates Mobile
     Project, RB
        5.050%, 09/01/06                 265             265
   Folsom, Community Correctional
     Facility, COP
        5.000%, 10/01/06               1,000           1,069
   Fontana, Redevelopment Agency,
     Jurupa Hills Redevelopment
     Project, Ser A, TA
        5.100%, 10/01/09                 360             385
   Fontana, Redevelopment Agency,
     Jurupa Hills Redevelopment
     Project, Ser A, TA
        4.900%, 10/01/07               1,345           1,429
   Fontana, Redevelopment Agency,
     Jurupa Hills Redevelopment
     Project, Ser A, TA Callable
     10/01/09 @ 101
        5.200%, 10/01/10               1,615           1,732
   Fontana, Special Tax Authority,
     Senior Community Facilities
     District 3, Ser A, SPA, FSA
        4.800%, 09/01/09               1,110           1,203



--------------------------------------------------------------------------------
78                        SEI Tax Exempt Trust / Annual Report / August 31, 2001

--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Fresno, Joint Powers Finance
     Authority, RB, AMBAC Callable
     08/01/10 @ 102
        5.500%, 08/01/15             $ 1,445       $   1,595
   Hacienda, Puente University,
     Ser A, Zero Coupon, GO, MBIA
        0.000%, 08/01/15               1,200             633
   Intermodal, Container Transfer
     Facility, Joint Power
     Authority, Ser A, RB, AMBAC
        5.000%, 11/01/10               1,465           1,608
   Intermodal, Container Transfer
     Facility, Joint Power
     Authority, Ser A, RB, AMBAC
        4.500%, 11/01/06               1,000           1,071
   Irvine Improvement Bond Act of
     1915, Assessment District
     No. 93-14, RB (A) (B) (C)
        2.300%, 09/02/25               2,100           2,100
   Irvine Ranch, California Water
     District No. 105, RB (A) (B)
        2.300%, 01/01/21               3,200           3,200
   Irvine Ranch, Water District
     Authority, RB (A) (B) (C)
        2.350%, 10/01/05                 500             500
   Irvine Ranch, Water District
     Authority, RB (A) (B) (C)
        2.350%, 10/01/10                 800             800
   Kings River, District
     Conservation Authority,
     Ser E, RB Callable
     01/01/09 @ 101
        4.750%, 01/01/14               1,175           1,226
   Lake Elsinore, Public Financing
     Authority, Local Agency
     Project, Ser G, RB
        5.100%, 09/02/04                 200             210
   Lodi, Electric Systems Authority,
     Ser B, Zero Coupon, COP, MBIA
     Callable 01/15/09 @ 90.350
        0.000%, 01/15/11               1,000             656
   Los Angeles County, Antelope
     Valley Courthouse, Ser A, COP
     Callable 11/01/10 @ 100
        5.750%, 11/01/14               2,685           2,994
   Los Angeles County, District
     Sanitation Authority, Capital
     Projects, Ser A, RB
     Callable 10/01/03 @ 102
        5.250%, 10/01/10               1,000           1,059
   Los Angeles County, Schools
     Redevelopment Authority,
     Pooled Financing Program,
     Ser A, COP
        5.100%, 09/01/09                 830             911
   Los Angeles County, Schools
     Redevelopment Authority,
     Pooled Financing Program,
     Ser A, COP
        5.000%, 09/01/08                 625             685
   Los Angeles, American Academy
     Dramatic, Ser A, COP (C)
        4.700%, 11/01/30               1,300           1,388

--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Los Angeles, Community
     Redevelopment Authority,
     Bunker Hill Project, Ser H, TA,
     FSA Callable 12/01/03 @ 102
        6.500%, 12/01/14             $ 2,125       $   2,330
   Los Angeles, Community
     Redevelopment Authority,
     Cinerama Dome Public Parking
     Project, RB, ACA Insured
        4.700%, 07/01/05                 510             536
   Los Angeles, Community
     Redevelopment Authority,
     Cinerama Dome Public Parking
     Project, RB, ACA Insured
        4.700%, 07/01/06                 505             533
   Los Angeles, Department of
     Water & Power, RB
        5.250%, 02/15/11                 375             397
   Los Angeles, Department of
     Water & Power, RB Pre-Refunded
     @ 101 (D)
        5.250%, 02/15/11               1,065           1,165
   Los Angeles, GO Callable
     09/01/10 @ 100
        5.000%, 09/01/15               1,000           1,058
   Los Angeles, Metropolitan
     Transportation Authority,
     Ser A, RB, FGIC
     Callable 07/01/10 @ 101
        5.000%, 07/01/15               2,000           2,125
   Los Angeles, Sonnelblick Del
     Rio West, COP, AMBAC
        5.375%, 11/01/10               2,130           2,399
   Los Angeles, Sonnelblick Del
     Rio West, COP, AMBAC
        5.000%, 11/01/05               1,470           1,593
   Los Angeles, State Building
     Authority, Department of
     General Services, Ser A, RB
        5.500%, 05/01/07               1,210           1,340
   Los Angeles, State Building
     Authority, Ser A, RB
        4.800%, 10/01/09               1,000           1,074
   Northern, Public Power Agency,
     Hydroelectric Project No. 1,
     Ser A, RB, MBIA
     Callable 07/01/02 @ 102
        6.250%, 07/01/12               1,450           1,520
   Oak Park, Unified School
     District, Zero Coupon, GO, FSA
        0.000%, 05/01/11               1,610           1,077
   Oakland, School District
     Authority, GO, FSA Callable
     08/01/08 @ 101
        5.000%, 08/01/15               1,775           1,868
   Oakland, School District
     Authority, GO, FSA Callable
     08/01/08 @ 101
        5.000%, 08/01/16               3,785           3,970



--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2001                        79

STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Orange County, Water District
     Authority, Project B,
     COP (A)(B)
        2.300%, 08/15/15             $   400       $     400
   Paramount, Redevelopment Agency,
     Custodial Receipts, TA, MBIA
     Callable 08/01/03 @ 102
        6.250%, 08/01/11                 500             541
   Paramount, Redevelopment Agency,
     Custodial Receipts, TA, MBIA
     Callable 08/01/03 @ 102
        6.250%, 08/01/13               1,335           1,443
   Paramount, Redevelopment Agency,
     Custodial Receipts, TA, MBIA
     Callable 08/01/03 @ 102
        6.250%, 08/01/14               1,485           1,602
   Paramount, Redevelopment Agency,
     Custodial Receipts, TA, MBIA
     Callable 08/01/03 @ 102
        6.250%, 08/01/15               2,000           2,155
   Richmond, Joint Powers Financing
     Authority, Port Terminal Lease
     Project, RB, ACA Insured
        4.350%, 06/01/06               1,100           1,143
   Richmond, Joint Powers Financing
     Authority, Port Terminal Lease
     Project,
     RB, ACA Insured
        4.250%, 06/01/05                 585             603
   Riverside County, Public
     Financing Authority, COP
        5.400%, 05/15/09               3,800           3,943
   Riverside, Special Tax Authority,
     Community Facilities Project,
     Ser A, SPA, MBIA Callable
     09/01/11 @ 100
        5.500%, 09/01/15               1,235           1,363
   Sacramento County, Sanitation
     District Authority, RB Callable
     12/01/03
     @ 102 (E)
        5.000%, 12/01/16               3,000           3,090
   Sacramento County, Sanitation
     District Authority, Ser A, RB
        5.750%, 12/01/06               1,000           1,133
   Sacramento, Municipal Utility
     District, Electrical Project,
     Ser A, RB, MBIA
     Callable 08/15/02 @ 100
        5.750%, 08/15/13               4,650           4,765
   Sacramento, Port District
     Authority, Port Improvements
     Project, RB
        5.000%, 07/01/08               1,970           2,064
   Sacramento, Port District
     Authority, Port Improvements
     Project, RB
        4.875%, 07/01/06               1,785           1,861
   Sacramento, Port District
     Authority, Port Improvements
     Project, RB
        4.750%, 07/01/04               1,630           1,681

--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   San Bernardino, Redevelopment
     Agency, San Sevaine
     Redevelopment Project,
     Ser A, TA
        5.900%, 09/01/06             $   315       $     328
   San Bernardino, Redevelopment
     Agency, San Sevaine
     Redevelopment Project,
     Ser A, TA
        5.800%, 09/01/05                 315             326
   San Bernardino, Redevelopment
     Agency, San Sevaine
     Redevelopment Project,
     Ser A, TA
        5.700%, 09/01/04                 200             206
   San Bruno Park, Unified School
     District, Zero Coupon, GO,
     FGIC
        0.000%, 08/01/11                 935             618
   San Bruno Park, Unified School
     District, Zero Coupon, GO,
     FGIC
        0.000%, 08/01/12                 715             449
   San Diego County, Burnham
     Institute Project, COP
        5.150%, 09/01/06               1,300           1,391
   San Diego County, Burnham
     Institute Project, COP
        4.800%, 09/01/03                 600             620
   San Diego County, Burnham
     Institute Project, COP
        4.700%, 09/01/02                 200             204
   San Diego, Redevelopment Agency,
     Centre City Redevelopment
     Project, Ser A, RB
        5.450%, 09/01/09                 175             189
   San Diego, Redevelopment Agency,
     Centre City Redevelopment
     Project, Ser A, RB
        5.350%, 09/01/08                 175             190
   San Francisco Bay Area,
     Bridge Toll, TRAN, ACA
     Insured
        5.750%, 02/01/07               2,725           3,004
   San Francisco Bay Area,
     Bridge Toll,
     TRAN, ACA Insured
        5.000%, 02/01/06                 500             531
   San Francisco (City & County),
     Airport Unrefunded Balance,
     Issue 4, RB, MBIA Callable
     05/01/03 @ 102
        6.000%, 05/01/14               2,095           2,236
   San Francisco, Redevelopment
     Financing Authority,
     Redevelopment
     Project, Ser A, TA, FSA
     Callable 08/01/07 @ 101
        5.000%, 08/01/15               1,000           1,049
   San Francisco, State Building
     Authority, Civic Center Complex
     Project, Ser A, RB, AMBAC
     Callable 12/01/06 @ 102
        5.250%, 12/01/16               2,000           2,138



--------------------------------------------------------------------------------
80                        SEI Tax Exempt Trust / Annual Report / August 31, 2001

--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   San Francisco, State University
     Foundation, Student Housing
     Project, RB, ACA Insured
        4.500%, 07/01/07             $   365       $     381
   San Francisco, State University
     Foundation, Student Housing
     Project, RB, ACA Insured
        4.400%, 07/01/06                 425             443
   San Joaquin County, Capital
     Facilities Project, COP, MBIA
        5.500%, 11/15/13               1,000           1,143
   San Joaquin Hills, Transportation
     Authority, Junior Lien Cabs
     Project, Zero Coupon, RB (E)
        0.000%, 01/01/09               2,000           1,513
   San Jose, Redevelopment Agency,
     Merged Area Redevelopment
     Project, Ser B, TA Callable
     08/01/03 @ 102
        5.750%, 08/01/11               1,000           1,063
   San Marcos, Public Facilities
     Authority, Senior Tax
     Increment Area 3 Project,
     Ser A, TA, MBIA
        4.900%, 10/01/07                 650             711
   Santa Maria, Water Systems
     Projects, COP, FGIC Callable
     08/01/02 @ 102
        5.500%, 08/01/13               1,250           1,297
   Stockton, Essential Services
     Building/
     Parking Facility, COP
        5.000%, 08/01/09                 280             301
   Stockton, Essential Services
     Building/
     Parking Facility, COP
        4.800%, 08/01/07                 155             165
   Taft, Elementary School District
     Project, Ser A, GO, MBIA
        4.625%, 08/01/16                 730             746
   Taft, Elementary School District
     Project, Ser A, GO, MBIA
        4.500%, 08/01/15                 655             668
   Taft, Elementary School District
     Project, Ser A, GO, MBIA
        4.400%, 08/01/14                 590             600
   Tracy, Area Public Facilities
     Financing, Community Facilities
     District No. 87-1-H,
     Special Tax, MBIA Callable
     10/01/06 @ 102
        5.875%, 10/01/13               1,900           2,138
   University of California,
     Multi-Purpose Project,
     Ser F, RB, FGIC
     Callable 09/01/06 @ 101
        5.000%, 09/01/16               1,000           1,038
   Upland, Redevelopment Agency
     Authority,
     Tax Allocation Project, TA
     Callable 12/01/02 @ 101
        4.650%, 12/01/03               3,500           3,544

--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Ventura County, Public Financing
     Authority, COP, FSA
     Callable 08/15/09 @ 100
        5.250%, 08/15/14             $ 4,550       $   4,925
   Washington Township, Healthcare
     Project, RB
        4.400%, 07/01/06               1,010           1,030
                                                    --------
                                                     184,522

GUAM -- 0.5%
   Guam, Power Authority, Ser A, RB
        4.000%, 10/01/04               1,000           1,024

PUERTO RICO-- 6.1%
   Puerto Rico Commonwealth,
     Aqueduct & Sewer Authority,
     RB (C)
        6.250%, 07/01/12               2,000           2,360
   Puerto Rico Commonwealth,
     Highway & Transportation
     Authority, Ser V, RB Callable
     07/01/02 @ 101.5
        6.625%, 07/01/12               1,500           1,560
   Puerto Rico Commonwealth,
     Highway & Transportation
     Authority, Ser W, RB, MBIA
        5.500%, 07/01/13               3,400           3,838
   Puerto Rico Commonwealth,
     Highway & Transportation
     Authority, Ser X, RB, FSA
        5.500%, 07/01/15               1,490           1,674
   Puerto Rico Commonwealth,
     Public Improvement Authority,
     GO, FSA
        5.250%, 07/01/12               1,000           1,104
   Puerto Rico Commonwealth,
     Public Improvement Authority,
     GO, MBIA
        5.250%, 07/01/12               2,000           2,208

                                                      12,744
                                                    --------
VIRGIN ISLANDS -- 4.8%
   Virgin Islands, Public
     Financing Authority,
     Gross Receipts Taxes Loan
     Note Project,
     Ser A, RB
        5.625%, 10/01/10               2,335           2,510
   Virgin Islands, Public Financing
     Authority, Gross Receipts
     Taxes Loan Note Project,
     Ser A, RB
        5.000%, 10/01/03                 500             518
   Virgin Islands, Public Financing
     Authority, Gross Receipts
     Taxes Loan Note Project,
     Ser A, RB
        5.000%, 10/01/04               2,355           2,452



--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2001                        81

STATEMENTOFNETASSETS

California Municipal Bond Fund (Concluded)

--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Virgin Islands, Public Financing
     Authority, Senior Lien, Fund
     Loan Notes Project, Ser C, RB
        5.500%, 10/01/04             $ 2,000        $  2,117
   Virgin Islands, Public Financing
     Authority, Senior Lien, Fund
     Loan Notes Project, Ser C, RB
        5.000%, 10/01/03               2,500           2,591
                                                    --------
                                                      10,188
                                                    --------
Total Municipal Bonds
   (Cost $197,970)                                   208,478
                                                    --------

Total Investments -- 98.8%
   (Cost $197,970)                                   208,478
                                                    --------

Other Assets and Liabilities, Net -- 1.2%              2,583
                                                    --------


NET ASSETS:
Fund Shares of Class A
   (unlimited authorization -- no par value)
   based on 19,773,719 outstanding shares of
   beneficial interest                               198,871
Accumulated net realized gain on investments           1,682
Net unrealized appreciation on investments            10,508

Total Net Assets -- 100.0%                          $211,061
                                                    ========

Net asset value, offering and redemption
   price per share -- Class A                         $10.67
                                                    =========


--------------------------------------------------------------------------------

Description
--------------------------------------------------------------------------------
(A) Floating Rate Security -- the rate reflected on the Statement of Net Assets is the rate in effect on August 31, 2001.
(B) Put and Demand Feature -- the datereported on the Statement of Net Assets is the final maturity date, not the next reset or put date.
(C) Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(D) Pre-Refunded Securities -- the maturity date shown is the pre-refunded date.
(E) Security is escrowed to maturity.
ACA -- American Capital Access
ABAG -- Association of Bay Area Governments
AMBAC -- American Municipal Bond Assurance Company
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FSA -- Financial Security Assistance
GO -- General Obligation
MBIA -- Municipal Bond Insurance Association
RB -- Revenue Bond
Ser -- Series
SPA -- Special Assessment
TA -- Tax Allocation
TRAN -- Tax and Revenue Anticipation Note
The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------
82                        SEI Tax Exempt Trust / Annual Report / August 31, 2001

Statements of Assets and Liabilities ($ Thousands)

August 31, 2001


------------------------------------------------------------------------------------------------------------------------------------
                                                                                        CALIFORNIA        PENNSYLVANIA
                                                                                        TAX EXEMPT            TAX FREE
                                                                                              FUND                FUND
------------------------------------------------------------------------------------------------------------------------------------

ASSETS:
   Investments at value (Cost $27,432 and $40,944, respectively)                           $27,432             $40,944
   Cash                                                                                      1,590               1,821
   Accrued income                                                                              158                 339
   Receivable for investment securities sold                                                   825                  --
   Other receivables                                                                           212                   7
------------------------------------------------------------------------------------------------------------------------------------
   Total Assets                                                                             30,217              43,111
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
   Accrued expenses                                                                             18                  25
   Distributions payable                                                                        30                  53
------------------------------------------------------------------------------------------------------------------------------------
   Total Liabilities                                                                            48                  78
   Net Assets                                                                               30,169              43,033
NET ASSETS:
   Fund Shares of Class A (unlimited authorization -- no par value) based on
   21,063,243 and 37,085,760, respectively, outstanding
   shares of beneficial interest                                                            21,062              37,087
   Fund Shares of Class B (unlimited authorization -- no par value)
   based on 1,503,079 and 5,966,164, respectively, outstanding
   shares of beneficial interest                                                             1,503               5,966
   Fund Shares of Class C (unlimited authorization -- no par value)
   based on 7,615,545 outstanding shares of beneficial interest                              7,616                  --
   Distribution in excess of net investment income                                              --                  (1)
   Accumulated net realized loss on investments                                                (12)                (19)
------------------------------------------------------------------------------------------------------------------------------------
   Total Net Assets                                                                        $30,169             $43,033
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION:
   Price per share -- Class A                                                                 $1.00               $1.00
   Price per share -- Class B                                                                 $1.00               $1.00
   Price per share -- Class C                                                                 $1.00                 n/a
------------------------------------------------------------------------------------------------------------------------------------

Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.










SEI Tax Exempt Trust / Annual Report / August 31, 2001        83

Statements of Operations ($ Thousands)

For the period ended August 31, 2001


------------------------------------------------------------------------------------------------------------------------------------
                                                                      CALIFORNIA     INSTITUTIONAL       MASSACHUSETTS
                                                  TAX FREE            TAX EXEMPT          TAX FREE            TAX FREE
                                                      FUND                  FUND              FUND              FUND(2)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest Income                                 $32,744                 $ 934           $43,719               $ 602
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Management Fees                                   3,170                    69             4,295                  55
   Investment Advisory Fees                            325                    11               439                   9
   Custodian/Wire Agent Fees                            94                     2               110                   3
   Professional Fees                                   117                     4               130                   5
   Pricing Fees                                          2                    --                 1                  --
   Registration Fees                                    42                     2                88                  14
   Trustee Fees                                         23                     1                25                   1
   Shareholder Servicing Fees(1)                     2,204                    91             3,211                  72
   Printing Fees                                        91                     1               112                   2
   Insurance Fees                                        1                    --                 1                  --
   Other Expenses                                        5                     1                 5                  --
------------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                    6,074                   182             8,417                 161
------------------------------------------------------------------------------------------------------------------------------------
   Less, Waiver of:
     Management Fees                                    --                    (7)           (1,277)                (29)
     Advisory Fees                                      --                    --                --                  --
     Shareholder Servicing Fees(1)                  (2,111)                  (54)           (2,425)                 --
------------------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                      3,963                   121             4,715                 132
------------------------------------------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME                            28,781                   813            39,004                 470
------------------------------------------------------------------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS:
   Net Realized Gain (Loss) on Investments               1                    (2)                6                  (1)
   Net Change in Unrealized Appreciation
     on Investments                                     --                    --                --                  --
------------------------------------------------------------------------------------------------------------------------------------
   NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS                               $28,782                 $ 811           $39,010               $ 469
------------------------------------------------------------------------------------------------------------------------------------
Amounts designated as "--" are either $0 or have been rounded to $0.

(1) Includes class specific distribution expenses.
(2) The Massachusetts Tax Free Fund commenced operations on May 16, 2001.

The accompanying notes are an integral part of the financial statements.

-------------------------------------------------------------------------
84                 SEI Tax Exempt Trust / Annual Report / August 31, 2001


------------------------------------------------------------------------------------------------------------------------------------
                                              PENNSYLVANIA         INTERMEDIATE-      PENNSYLVANIA       MASSACHUSETTS
                                                  TAX FREE        TERM MUNICIPAL         MUNICIPAL           MUNICIPAL
                                                      FUND                  FUND         BOND FUND           BOND FUND
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
   Interest Income                                  $1,937               $43,521          $  6,480              $1,713
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Management Fees                                     180                 2,203               435                  88
   Investment Advisory Fees                             19                 3,029               248                 121
   Custodian/Wire Agent Fees                             6                   100                13                   4
   Professional Fees                                     8                   101                12                   4
   Pricing Fees                                         --                    99                15                   3
   Registration Fees                                     9                    66                 6                   4
   Trustee Fees                                          2                    20                 3                   1
   Shareholder Servicing Fees(1)                       127                 2,297               348                  92
   Printing Fees                                         8                    79                 8                   3
   Insurance Fees                                       --                     1                --                  --
   Other Expenses                                        1                     2                 1                   1
------------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                      360                 7,997             1,089                 321
------------------------------------------------------------------------------------------------------------------------------------
   Less, Waiver of:
     Management Fees                                   (54)                 (194)             (145)                 (8)
     Advisory Fees                                      (4)                 (299)               --                 (12)
     Shareholder Servicing Fees(1)                    (121)               (1,998)             (287)                (80)
------------------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                        181                 5,506               657                 221
------------------------------------------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME                             1,756                38,015             5,823               1,492
------------------------------------------------------------------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS:
   Net Realized Gain (Loss) on Investments               1                 5,806               (53)                 84
   Net Change in Unrealized Appreciation
     on Investments                                     --                32,949             4,367               1,718
------------------------------------------------------------------------------------------------------------------------------------
   NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS                                $1,757               $76,770           $10,137              $3,294
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                NEW JERSEY              NEW YORK        CALIFORNIA
                                                 MUNICIPAL             MUNICIPAL         MUNICIPAL
                                                 BOND FUND             BOND FUND         BOND FUND
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
   Interest Income                                  $3,046                $2,636           $ 9,456
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Management Fees                                     159                   138               485
   Investment Advisory Fees                            219                   189               667
   Custodian/Wire Agent Fees                             7                     5                23
   Professional Fees                                     8                     5                23
   Pricing Fees                                          7                     4                25
   Registration Fees                                     8                     4                19
   Trustee Fees                                          1                     1                 5
   Shareholder Servicing Fees(1)                       166                   143               506
   Printing Fees                                         5                     5                26
   Insurance Fees                                       --                    --                --
   Other Expenses                                        1                     1                 2
------------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                      581                   495             1,781
------------------------------------------------------------------------------------------------------------------------------------
   Less, Waiver of:
     Management Fees                                   (17)                   (8)              (62)
     Advisory Fees                                     (13)                  (19)              (38)
     Shareholder Servicing Fees(1)                    (153)                 (124)             (468)
------------------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                        398                   344             1,213
------------------------------------------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME                             2,648                 2,292             8,243
------------------------------------------------------------------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS:
   Net Realized Gain (Loss) on Investments             329                   126             2,134
   Net Change in Unrealized Appreciation
     on Investments                                  2,752                 3,027             5,810
------------------------------------------------------------------------------------------------------------------------------------
   NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS                                $5,729                $5,445           $16,187
------------------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2001                        85

Statements of Changes in Net Assets ($ Thousands)

For the periods ended August 31,


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                            CALIFORNIA
                                                                          TAX FREE FUND                   TAX EXEMPT FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                       2001            2000            2001            2000
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
   Net Investment Income                                          $  28,781       $  28,990           $ 813          $  528
   Net Realized Gain (Loss) on Investments                                1             (11)             (2)             (2)
   Net Change in Unrealized Appreciation of Investments                  --              --              --              --
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations              28,782          28,979             811             526
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income
     Class A                                                        (28,785)        (28,972)           (611)           (505)
     Class B                                                             --              --             (86)            (17)
     Class C                                                             --              --            (116)             (6)
   Net Capital Gains
     Class A                                                             --              --              --              --
     Class B                                                             --              --              --              --
     Class C                                                             --              --              --              --
------------------------------------------------------------------------------------------------------------------------------------
   Total Distributions                                              (28,785)        (28,972)           (813)           (528)
------------------------------------------------------------------------------------------------------------------------------------
TRANSACTIONS (1):
   CLASS A:
   Proceeds from Shares Issued                                    5,707,510       6,356,097          85,187         116,867
   Reinvestment of Cash Distributions                                11,488          10,586             265             140
   Cost of Shares Redeemed                                       (5,822,695)     (6,124,810)        (86,750)       (117,012)
------------------------------------------------------------------------------------------------------------------------------------
   Total Class A Share Transactions                                (103,697)        241,873          (1,298)             (5)
------------------------------------------------------------------------------------------------------------------------------------
   CLASS B:
   Proceeds from Shares Issued                                           --              --          10,573             661
   Reinvestment of Cash Distributions                                    --              --              63              --
   Cost of Shares Redeemed                                               --              --          (9,729)           (572)
------------------------------------------------------------------------------------------------------------------------------------
   Total Class B Share Transactions                                                      --             907              89
------------------------------------------------------------------------------------------------------------------------------------
   CLASS C:
   Proceeds from Shares Issued                                           --              --          18,880           2,716
   Reinvestment of Cash Distributions                                    --              --              --              --
   Cost of Shares Redeemed                                               --              --         (13,202)           (778)
------------------------------------------------------------------------------------------------------------------------------------
   Total Class C Share Transactions                                      --              --           5,678           1,938
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Share Transactions       (103,697)        241,873           5,287           2,022
   Total Increase (Decrease) in Net Assets                         (103,700)        241,880           5,285           2,020
NET ASSETS:
   BEGINNING OF PERIOD                                              894,090         652,210          24,884          22,864
------------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                                   $790,390       $ 894,090        $ 30,169       $  24,884
------------------------------------------------------------------------------------------------------------------------------------

(1) For Capital Share Transactions see footnote 7 in the notes to the financial statements.
(2) The Massachusetts Tax Free Fund - Class B commenced operations on May 16, 2001.
(3) The Pennsylvania Tax Free Fund - Class B commenced operations on April 2, 2001.
Amounts designated as "--" are zero or have been rounded to zero.



The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
86                        SEI Tax Exempt Trust / Annual Report / August 31, 2001


------------------------------------------------------------------------------------------------------------------------------------
                                                                         INSTITUTIONAL                     MASSACHUSETTS
                                                                          TAX FREE FUND                  TAX FREE FUND(2)
------------------------------------------------------------------------------------------------------------------------------------
                                                                       2001            2000                     2001
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
   Net Investment Income                                          $  39,004       $  33,351                    $ 470
   Net Realized Gain (Loss) on Investments                                6              (8)                      (1)
   Net Change in Unrealized Appreciation of Investments                  --              --                       --
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations              39,010          33,343                      469
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income
     Class A                                                        (32,376)        (29,606)                      --
     Class B                                                         (5,041)         (2,350)                    (471)
     Class C                                                         (1,700)         (1,349)                      --
   Net Capital Gains
     Class A                                                             --              --                       --
     Class B                                                             --              --                       --
     Class C                                                             --              --                       --
------------------------------------------------------------------------------------------------------------------------------------
   Total Distributions                                              (39,117)        (33,305)                    (471)
------------------------------------------------------------------------------------------------------------------------------------
TRANSACTIONS (1):
   CLASS A:
   Proceeds from Shares Issued                                    5,977,741       4,787,413                       --
   Reinvestment of Cash Distributions                                 6,671           3,733                       --
   Cost of Shares Redeemed                                       (5,725,954)     (4,821,331)                      --
------------------------------------------------------------------------------------------------------------------------------------
   Total Class A Share Transactions                                 258,458         (30,185)                      --
------------------------------------------------------------------------------------------------------------------------------------
   CLASS B:
   Proceeds from Shares Issued                                      670,009         263,090                  140,640
   Reinvestment of Cash Distributions                                 2,024             726                       --
   Cost of Shares Redeemed                                         (578,049)       (206,492)                 (57,857)
------------------------------------------------------------------------------------------------------------------------------------
   Total Class B Share Transactions                                  93,984          57,324                   82,783
------------------------------------------------------------------------------------------------------------------------------------
   CLASS C:
   Proceeds from Shares Issued                                      436,667         264,667                       --
   Reinvestment of Cash Distributions                                    --              --                       --
   Cost of Shares Redeemed                                         (458,808)       (248,627)                      --
------------------------------------------------------------------------------------------------------------------------------------
   Total Class C Share Transactions                                 (22,141)         16,040                       --
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Share Transactions        330,301          43,179                   82,783
------------------------------------------------------------------------------------------------------------------------------------
   Total Increase (Decrease) in Net Assets                          330,194          43,217                   82,781
NET ASSETS:
   BEGINNING OF PERIOD                                              924,503         881,286                       --
------------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                                 $1,254,697      $  924,503                 $ 82,781
------------------------------------------------------------------------------------------------------------------------------------



                                                                           PENNSYLVANIA                  INTERMEDIATE-TERM
                                                                         TAX FREE FUND(3)                  MUNICIPAL FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                       2001            2000            2001            2000
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
   Net Investment Income                                           $  1,756         $ 1,616        $ 38,015        $ 31,112
   Net Realized Gain (Loss) on Investments                                1              --           5,806          (2,841)
   Net Change in Unrealized Appreciation of Investments                  --              --          32,949          15,716
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations               1,757           1,616          76,770          43,987
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income
     Class A                                                         (1,709)         (1,610)        (37,998)        (31,091)
     Class B                                                            (48)             --              --              --
     Class C                                                             --              --              --              --
   Net Capital Gains
     Class A                                                             --              --              --            (650)
     Class B                                                             --              --              --              --
     Class C                                                             --              --              --              --
------------------------------------------------------------------------------------------------------------------------------------
   Total Distributions                                               (1,757)         (1,610)        (37,998)        (31,741)
------------------------------------------------------------------------------------------------------------------------------------
TRANSACTIONS (1):
   CLASS A:
   Proceeds from Shares Issued                                       96,117         216,964         416,845         434,020
   Reinvestment of Cash Distributions                                 1,039             998          32,511          26,439
   Cost of Shares Redeemed                                         (129,664)       (182,491)       (334,656)       (276,548)
------------------------------------------------------------------------------------------------------------------------------------
   Total Class A Share Transactions                                 (32,508)         35,471         114,700         183,911
------------------------------------------------------------------------------------------------------------------------------------
   CLASS B:
   Proceeds from Shares Issued                                       14,932              --              --              --
   Reinvestment of Cash Distributions                                    --              --              --              --
   Cost of Shares Redeemed                                           (8,966)             --              --              --
------------------------------------------------------------------------------------------------------------------------------------
   Total Class B Share Transactions                                   5,966              --              --              --
------------------------------------------------------------------------------------------------------------------------------------
   CLASS C:
   Proceeds from Shares Issued                                           --              --              --              --
   Reinvestment of Cash Distributions                                    --              --              --              --
   Cost of Shares Redeemed                                               --              --              --              --
------------------------------------------------------------------------------------------------------------------------------------
   Total Class C Share Transactions                                      --              --              --              --
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Share Transactions        (26,542)         35,471         114,700         183,911
   Total Increase (Decrease) in Net Assets                          (26,542)         35,477         153,472         196,157
NET ASSETS:
   BEGINNING OF PERIOD                                               69,575          34,098         843,397         647,240
------------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                                   $ 43,033       $  69,575       $ 996,869       $ 843,397
------------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2001                        87

Statements of Changes in Net Assets ($ Thousands)
For the years ended August 31,


------------------------------------------------------------------------------------------------------------------------------------
                                                                          PENNSYLVANIA                    MASSACHUSETTS
                                                                       MUNICIPAL BOND FUND             MUNICIPAL BOND FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                       2001            2000            2001            2000
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
   Net Investment Income                                            $ 5,823         $ 5,616         $ 1,492        $  1,021
   Net Realized Gain (Loss) on Investments                              (53)         (1,008)             84            (130)
   Net Change in Unrealized Appreciation of Investments               4,367           1,951           1,718             766
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations              10,137           6,559           3,294           1,657
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income
     Class A                                                         (2,348)         (1,406)         (1,492)         (1,021)
     Class B                                                         (3,483)         (4,193)             --              --
     Class C                                                             --              --              --              --
   Net Capital Gains
     Class A                                                             --             (26)             --              --
     Class B                                                             --            (120)             --              --
     Class C                                                             --              --              --              --
------------------------------------------------------------------------------------------------------------------------------------
   Total Distributions                                               (5,831)         (5,745)         (1,492)         (1,021)
------------------------------------------------------------------------------------------------------------------------------------
TRANSACTIONS (1):
   CLASS A:
   Proceeds from Shares Issued                                       28,556          31,919          17,751          25,991
   Reinvestment of Cash Distributions                                 2,210           1,365           1,441             988
   Cost of Shares Redeemed                                          (17,883)         (8,535)         (9,737)        (13,491)
------------------------------------------------------------------------------------------------------------------------------------
   Total Class A Share Transactions                                  12,883          24,749           9,455          13,488
------------------------------------------------------------------------------------------------------------------------------------
   CLASS B:
   Proceeds from Shares Issued                                       13,833          17,300              --              --
   Reinvestment of Cash Distributions                                   768             695              --              --
   Cost of Shares Redeemed                                          (23,981)        (45,299)             --              --
------------------------------------------------------------------------------------------------------------------------------------
   Total Class B Share Transactions                                  (9,380)        (27,304)             --              --
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Share Transactions          3,503          (2,555)          9,455          13,488
   Total Increase (Decrease) in Net Assets                            7,809          (1,741)         11,257          14,124
NET ASSETS:
   BEGINNING OF PERIOD                                              121,913         123,654          31,964          17,840
------------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                                   $129,722        $121,913         $43,221        $ 31,964
------------------------------------------------------------------------------------------------------------------------------------

(1) For Capital Share Transactions see footnote 7 in the notes to the financial statements. Amounts designated as "--" are zero or have been rounded to zero.



The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
88                        SEI Tax Exempt Trust / Annual Report / August 31, 2001


------------------------------------------------------------------------------------------------------------------------------------
                                                            NEW JERSEY                      NEW YORK                  CALIFORNIA
                                                        MUNICIPAL BOND FUND            MUNICIPAL BOND FUND      MUNICIPAL BOND FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                         2001          2000          2001            2000        2001       2000
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
   Net Investment Income                              $ 2,648      $  1,609      $  2,292        $  1,353     $ 8,243    $ 4,777
   Net Realized Gain (Loss) on Investments                329          (322)          126              51       2,134       (398)
   Net Change in Unrealized Appreciation of
     Investments                                        2,752         1,163         3,027             981       5,810      5,896
----------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from
     Operations                                         5,729         2,450         5,445           2,385      16,187     10,275
----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income
     Class A                                           (2,649)       (1,609)       (2,289)         (1,351)     (8,241)    (4,779)
     Class B                                               --            --            --              --          --         --
     Class C                                               --            --            --              --          --         --
   Net Capital Gains
     Class A                                               --            --           (44)             --          --         --
     Class B                                               --            --            --              --          --         --
     Class C                                               --            --            --              --          --         --
----------------------------------------------------------------------------------------------------------------------------------
   Total Distributions                                 (2,649)       (1,609)       (2,333)         (1,351)     (8,241)    (4,779)
----------------------------------------------------------------------------------------------------------------------------------
TRANSACTIONS (1):
   CLASS A:
   Proceeds from Shares Issued                         37,922        48,327        36,102          37,886     109,947    125,797
   Reinvestment of Cash Distributions                   2,546         1,544         2,279           1,338       7,845      4,621
   Cost of Shares Redeemed                            (26,035)      (17,953)      (21,585)        (12,521)    (87,005)   (28,055)
----------------------------------------------------------------------------------------------------------------------------------
   Total Class A Share Transactions                    14,433        31,918        16,796          26,703      30,787    102,363
----------------------------------------------------------------------------------------------------------------------------------
   CLASS B:
   Proceeds from Shares Issued                             --            --            --              --          --         --
   Reinvestment of Cash Distributions                      --            --            --              --          --         --
   Cost of Shares Redeemed                                 --            --            --              --          --         --
----------------------------------------------------------------------------------------------------------------------------------
   Total Class B Share Transactions                        --            --            --              --          --         --
----------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Share
     Transactions                                      14,433        31,918        16,796          26,703      30,787    102,363
----------------------------------------------------------------------------------------------------------------------------------
   Total Increase (Decrease) in Net Assets             17,513        32,759        19,908          27,737      38,733    107,859
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                 57,272        24,513        49,299          21,562     172,328     64,469
----------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                      $74,785      $ 57,272      $ 69,207        $ 49,299    $211,061   $172,328
----------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2001                        89

Financial Highlights

For the periods ended August 31,
For a Share Outstanding Throughout the Year

------------------------------------------------------------------------------------------------------------------------------------

                                            Net Realized
                                                     and
             Net Asset                        Unrealized    Distributions    Distributions
                Value,              Net            Gains         from Net         from Net                        Net Asset
             Beginning       Investment      (Losses) on       Investment         Realized            Total      Value, End
             of Period           Income      Investments           Income             Gain    Distributions       of Period
------------------------------------------------------------------------------------------------------------------------------------
TAX FREE FUND
   CLASS A
   2001           $1.00           $0.033              --           $(0.033)             --           $(0.033)          $1.00
   2000            1.00            0.035              --            (0.035)             --            (0.035)           1.00
   1999            1.00            0.029              --            (0.029)             --            (0.029)           1.00
   1998            1.00            0.033              --            (0.033)             --            (0.033)           1.00
   1997            1.00            0.033              --            (0.033)             --            (0.033)           1.00
CALIFORNIA TAX EXEMPT FUND
   CLASS A
   2001           $1.00           $0.029              --           $(0.029)             --           $(0.029)          $1.00
   2000            1.00            0.031              --            (0.031)             --            (0.031)           1.00
   1999            1.00            0.027              --            (0.027)             --            (0.027)           1.00
   1998            1.00            0.032              --            (0.032)             --            (0.032)           1.00
   1997            1.00            0.033              --            (0.033)             --            (0.033)           1.00
   CLASS B
   2001           $1.00           $0.026              --           $(0.026)             --           $(0.026)          $1.00
   2000            1.00            0.028              --            (0.028)             --            (0.028)           1.00
   1999 (1)        1.00            0.014              --            (0.014)             --            (0.014)           1.00
   CLASS C
   2001           $1.00           $0.024              --           $(0.024)             --           $(0.024)          $1.00
   2000 (2)        1.00            0.005              --            (0.005)             --            (0.005)           1.00
INSTITUTIONAL TAX FREE FUND
   CLASS A
   2001           $1.00           $0.034              --           $(0.034)             --           $(0.034)          $1.00
   2000            1.00            0.037              --            (0.037)             --            (0.037)           1.00
   1999            1.00            0.030              --            (0.030)             --            (0.030)           1.00
   1998            1.00            0.034              --            (0.034)             --            (0.034)           1.00
   1997            1.00            0.034              --            (0.034)             --            (0.034)           1.00
   CLASS B
   2001           $1.00           $0.031              --           $(0.031)             --           $(0.031)          $1.00
   2000            1.00            0.034              --            (0.034)             --            (0.034)           1.00
   1999            1.00            0.027              --            (0.027)             --            (0.027)           1.00
   1998            1.00            0.031              --            (0.031)             --            (0.031)           1.00
   1997            1.00            0.031              --            (0.031)             --            (0.031)           1.00
   CLASS C
   2001           $1.00           $0.029              --           $(0.029)             --           $(0.029)          $1.00
   2000            1.00            0.032              --            (0.032)             --            (0.032)           1.00
   1999            1.00            0.025              --            (0.025)             --            (0.025)           1.00
   1998            1.00            0.029              --            (0.029)             --            (0.029)           1.00
   1997            1.00            0.029              --            (0.029)             --            (0.029)           1.00
MASSACHUSETTS TAX FREE FUND
   CLASS B
   2001 (3)       $1.00           $0.006              --           $(0.006)             --           $(0.006)          $1.00



---------------------------------------------------------------------------------------------------------------
                                                                                                 Ratio of Net
                                                                    Ratio of                       Investment
                                                                    Expenses    Ratio of Net           Income
                                                    Ratio of      to Average      Investment       to Average
                                 Net Assets         Expenses      Net Assets          Income       Net Assets
                 Total        End of Period       to Average      (Excluding      to Average       (Excluding
               Return+        ($ Thousands)       Net Assets        Waivers)      Net Assets         Waivers)
---------------------------------------------------------------------------------------------------------------
TAX FREE FUND
   CLASS A
   2001        3.30%          $  790,390             0.45%           0.69%            3.26%              3.02%
   2000        3.58              894,090             0.45            0.69             3.56               3.32
   1999        2.94              652,210             0.45            0.67             2.89               2.67
   1998        3.30              543,276             0.45            0.68             3.25               3.02
   1997        3.31              431,016             0.45            0.69             3.26               3.02
CALIFORNIA TAX EXEMPT FUND
   CLASS A
   2001        2.90%         $    21,051             0.28%           0.55%            2.85%              2.58%
   2000        3.19               22,350             0.28            0.58             3.13               2.83
   1999        2.78               22,356             0.28            0.56             2.70               2.42
   1998        3.20               39,508             0.28            0.55             3.17               2.90
   1997        3.30               51,314             0.28            0.57             3.26               2.97
   CLASS B
   2001        2.59%         $     1,503             0.58%           0.60%            2.41%              2.39%
   2000        2.88                  596             0.58            0.63             2.84               2.79
   1999 (1)    1.43                  508             0.58            0.60             2.42               2.40
   CLASS C
   2001        2.39%         $     7,615             0.78%           0.80%            2.24%              2.22%
   2000 (2)    0.55                1,938             0.78            0.83             2.93               2.88
INSTITUTIONAL TAX FREE FUND
   CLASS A
   2001        3.45%         $ 1,014,175             0.33%           0.69%            3.33%              2.97%
   2000        3.72              755,806             0.33            0.69             3.65               3.29
   1999        3.08              785,954             0.33            0.68             3.03               2.68
   1998        3.46              813,261             0.33            0.68             3.39               3.04
   1997        3.44              999,946             0.33            0.69             3.39               3.03
   CLASS B
   2001        3.14%         $   208,604             0.63%           0.74%            3.02%              2.91%
   2000        3.42              114,633             0.63            0.74             3.45               3.34
   1999        2.78               57,310             0.63            0.73             2.74               2.64
   1998        3.15               95,004             0.63            0.73             3.06               2.96
   1997        3.13               34,783             0.63            0.73             3.10               3.00
   CLASS C
   2001        2.94%         $    31,918             0.83%           0.94%            2.94%              2.83%
   2000        3.21               54,064             0.83            0.94             3.16               3.05
   1999        2.57               38,022             0.83            0.93             2.52               2.42
   1998        2.94               22,676             0.83            0.93             2.89               2.79
   1997        2.93                9,382             0.83            0.95             2.85               2.73
MASSACHUSETTS TAX FREE FUND
   CLASS B
   2001 (3)    0.58%        $     82,781             0.55%           0.67%            1.95%              1.83%


--------------------------------------------------------------------------------
90                        SEI Tax Exempt Trust / Annual Report / August 31, 2001



------------------------------------------------------------------------------------------------------------------------------------

                                                  Net Realized
                                                           and
                Net Asset                           Unrealized     Distributions  Distributions
                   Value,              Net               Gains          from Net       from Net                        Net Asset
                Beginning       Investment         (Losses) on        Investment       Realized              Total    Value, End
                of Period           Income         Investments            Income           Gain      Distributions     of Period
------------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA TAX FREE FUND
   CLASS A
   2001             $1.00               $0.034          $   --          $(0.034)         $   --           $(0.034)       $1.00
   2000              1.00                0.036              --           (0.036)             --            (0.036)        1.00
   1999              1.00                0.030              --           (0.030)             --            (0.030)        1.00
   1998              1.00                0.034              --           (0.034)             --            (0.034)        1.00
   1997              1.00                0.033              --           (0.033)             --            (0.033)        1.00
   CLASS B
   2001 (4)         $1.00               $0.011          $   --          $(0.011)         $   --           $(0.011)       $1.00
INTERMEDIATE-TERM MUNICIPAL FUND
   CLASS A
   2001            $10.83               $0.46           $ 0.46          $ (0.46)         $   --            $(0.46)       $11.29
   2000             10.70                0.45             0.14            (0.45)          (0.01)            (0.46)        10.83
   1999             11.08                0.44            (0.37)           (0.44)          (0.01)            (0.45)        10.70
   1998             10.77                0.46             0.31            (0.46)             --             (0.46)        11.08
   1997             10.45                0.48             0.32            (0.48)             --             (0.48)        10.77
PENNSYLVANIA MUNICIPAL BOND FUND
   CLASS A
   2001            $10.37               $0.49           $ 0.36          $ (0.49)         $   --            $(0.49)       $10.73
   2000             10.29                0.48             0.09            (0.48)          (0.01)            (0.49)        10.37
   1999             10.75                0.48            (0.41)           (0.48)          (0.05)            (0.53)        10.29
   1998 (5)         10.72                0.01             0.03            (0.01)             --             (0.01)        10.75
   CLASS B
   2001            $10.36               $0.50           $ 0.37          $ (0.50)         $   --            $(0.50)       $10.73
   2000             10.29                0.49             0.08            (0.49)          (0.01)            (0.50)        10.36
   1999             10.76                0.49            (0.42)           (0.49)          (0.05)            (0.54)        10.29
   1998             10.58                0.52             0.22            (0.52)          (0.04)            (0.56)        10.76
   1997             10.48                0.53             0.29            (0.53)          (0.19)            (0.72)        10.58
MASSACHUSETTS MUNICIPAL BOND FUND
   CLASS A
   2001            $ 9.86               $0.41           $ 0.48          $ (0.41)         $   --            $(0.41)       $10.34
   2000              9.72                0.40             0.14            (0.40)             --             (0.40)         9.86
   1999             10.05                0.34            (0.33)           (0.34)             --             (0.34)         9.72
   1998 (6)         10.00                  --             0.05                --             --                --         10.05
NEW JERSEY MUNICIPAL BOND FUND
   CLASS A
   2001            $ 9.95               $0.40           $ 0.45          $ (0.40)         $   --            $(0.40)       $10.40
   2000              9.86                0.39             0.09            (0.39)             --             (0.39)         9.95
   1999             10.05                0.32            (0.19)           (0.32)             --             (0.32)         9.86
   1998 (7)         10.00                0.01             0.05            (0.01)             --             (0.01)        10.05


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    Ratio of Net
                                                                      Ratio of                        Investment
                                                                      Expenses     Ratio of Net           Income
                                                      Ratio of      to Average       Investment       to Average
                                    Net Assets        Expenses      Net Assets           Income       Net Assets      Portfolio
                   Total         End of Period      to Average      (Excluding       to Average       (Excluding       Turnover
                 Return+         ($ Thousands)      Net Assets        Waivers)       Net Assets         Waivers)           Rate
------------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA TAX FREE FUND
   CLASS A
   2001            3.47%            $ 37,067            0.35%           0.72%            3.54%               3.17%         n/a
   2000            3.66               69,575            0.35            0.69             3.68                3.34          n/a
   1999            3.10               34,098            0.35            0.69             3.04                2.70          n/a
   1998            3.41               50,068            0.35            0.68             3.36                3.03          n/a
   1997            3.39               49,563            0.35            0.71             3.33                2.97          n/a
   CLASS B
   2001 (4)       $1.11             $  5,966            0.65%           0.77%            2.51%               2.39%         n/a
INTERMEDIATE-TERM MUNICIPAL FUND
   CLASS A
   2001            8.64%            $996,869            0.60%           0.87%            4.14%               3.87%        36.59%
   2000            5.72              843,397            0.60            0.88             4.27                3.99         17.99
   1999            0.67              647,240            0.60            0.87             4.03                3.76         30.25
   1998            7.20              516,324            0.60            0.88             4.23                3.95          8.98
   1997            7.93              259,238            0.60            0.88             4.53                4.25         16.02
PENNSYLVANIA MUNICIPAL BOND FUND
   CLASS A
   2001            8.35%            $ 58,855            0.60%           0.85%            4.61%               4.36%        34.80%
   2000            5.76               44,170            0.60            0.86             4.75                4.49         30.91
   1999            0.65               18,785            0.60            0.83             4.53                4.30         16.64
   1998 (5)        0.26                  333            0.60            0.79             4.56                4.25         26.85
   CLASS B
   2001            8.58%            $ 70,867            0.48%           0.90%            4.73%               4.31%        34.80%
   2000            5.78               77,743            0.48            0.91             4.83                4.40         30.91
   1999            0.68              104,869            0.48            0.87             4.61                4.22         16.64
   1998            7.24              101,029            0.48            0.86             4.87                4.49         26.85
   1997            8.08               98,079            0.48            0.86             5.08                4.70         34.48
MASSACHUSETTS MUNICIPAL BOND FUND
   CLASS A
   2001            9.19%            $ 43,221            0.60%           0.87%            4.05%               3.78%        19.36%
   2000            5.74               31,964            0.60            0.88             4.19                3.91         24.62
   1999            0.07               17,840            0.60            0.93             3.57                3.24         13.76
   1998 (6)        0.53                1,040            0.60            0.87             1.13                0.86         11.35
NEW JERSEY MUNICIPAL BOND FUND
   CLASS A
   2001            8.78%            $ 74,785            0.60%           0.87%            3.99%               3.72%        24.57%
   2000            4.99               57,272            0.60            0.88             4.02                3.74         83.16
   1999            1.29               24,513            0.60            0.91             3.26                2.95         25.41
   1998 (7)        0.58                1,105            0.60            0.87             2.93                2.66           --

 +  Total return is for the period indicated and has not been annualized.
(1) The California Tax Exempt Fund -- Class B commenced operations on January 27, 1999. All ratios for the period have been annualized.
(2) The California Tax Exempt Fund -- Class C commenced operations on June 26, 2000. All ratios for the period have been annualized.
(3) The Massachusetts Tax Free Fund -- Class B commenced operations on May 16, 2001. All ratios for the period have been annualized.
(4) The Pennsylvania Tax Free Fund -- Class B commenced operations on April 2, 2001. All ratios for the period have been annualized.
(5) The Pennsylvania Municipal Bond Fund -- Class A commenced operations on August 25, 1998. All ratios for the period have been annualized.
(6) The Massachusetts Municipal Bond Fund -- Class A commenced operations on August 19, 1998. All ratios for the period have been annualized.
(7) The New Jersey Municipal Bond Fund -- Class A commenced operations on August 18, 1998. All ratios for the period have been annualized.

Amounts designated as"--"are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2001                        91

Financial Highlights
For the periods ended August 31,
For a Share Outstanding Throughout the Year

------------------------------------------------------------------------------------------------------------------------------------

                                                  Net Realized
                                                           and
                Net Asset                           Unrealized     Distributions   Distributions
                   Value,               Net              Gains          from Net        from Net                      Net Asset
                Beginning        Investment        (Losses) on        Investment        Realized          Total     Value, End
                of Period            Income        Investments            Income            Gain  Distributions      of Period
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK MUNICIPAL BOND FUND
   CLASS A
   2001            $ 9.96             $0.41             $ 0.55            $(0.41)         $(0.01)        $(0.42)        $10.50
   2000              9.77              0.39               0.19             (0.39)             --          (0.39)          9.96
   1999             10.05              0.35              (0.28)            (0.35)             --          (0.35)          9.77
   1998 (1)         10.00                --               0.05                --              --             --          10.05
CALIFORNIA MUNICIPAL BOND FUND
   CLASS A
   2001            $10.27             $0.42             $ 0.40            $(0.42)         $   --         $(0.42)        $10.67
   2000              9.96              0.40               0.31             (0.40)             --          (0.40)         10.27
   1999             10.07              0.33             (0.09)             (0.33)          (0.02)         (0.35)          9.96
   1998 (2)         10.00              0.01               0.07             (0.01)             --          (0.01)         10.07


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                   Ratio of Net
                                                                        Ratio of                      Investment
                                                                        Expenses    Ratio of Net         Income
                                                      Ratio of        to Average      Investment     to Average
                                 Net Assets           Expenses        Net Assets          Income     Net Assets      Portfolio
                    Total     End of Period         to Average        (Excluding      to Average     (Excluding       Turnover
                  Return+      ($ Thousands)        Net Assets          Waivers)      Net Assets       Waivers)           Rate
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK MUNICIPAL BOND FUND
   CLASS A
   2001           9.80%            $ 69,207               0.60%             0.86%           3.99%          3.73%         15.60%
   2000           6.15               49,299               0.60              0.88            4.10           3.82           2.97
   1999           0.68               21,562               0.60              0.92            3.60           3.28          17.85
   1998 (1)       0.55                1,375               0.60              0.87            2.27           2.00           0.92
CALIFORNIA MUNICIPAL BOND FUND
   CLASS A
   2001           8.20%            $211,061               0.60%             0.88%           4.07%          3.79%         42.81%
   2000           7.39              172,328               0.60              0.87            4.12           3.85          37.16
   1999           2.40               64,469               0.60              0.90            3.43           3.13         105.21
   1998 (2)       0.78                2,158               0.60              0.87            2.73           2.46              -

+   Total return is for the period indicated and has not been annualized.
(1) The New York Municipal Bond Fund--Class A commenced operations on August 18, 1998. All ratios for the period have been annualized.
(2) The California Municipal Bond Fund--Class A commenced operations on August 19, 1998. All ratios for the period have been annualized.

Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------
92                        SEI Tax Exempt Trust / Annual Report / August 31, 2001

Notes to Financial Statements

1. ORGANIZATION
SEI Tax Exempt Trust (the "Trust"), was organized as a Massachusetts business trust under a Declaration of Trust dated March 15, 1982.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with twelve funds: the Tax Free Fund, the California Tax Exempt Fund, the Institutional Tax Free Fund, the Massachusetts Tax Free Fund, the Pennsylvania Tax Free Fund, the Ohio Tax Free Fund, (collectively "the Money Market Funds"), the Intermediate-Term Municipal Fund, the Pennsylvania Municipal Bond Fund, the Massachusetts Municipal Bond Fund, the New Jersey Municipal Bond Fund, the New York Municipal Bond Fund, and the California Municipal Bond Fund (collectively "the Fixed Income Funds"). The Ohio Tax Free Fund had not commenced operations as of August 31, 2001. The Trust is registered to offer three classes of shares: Class A, Class B and Class C. The Funds' prospectus provides a description of each Fund's investment objectives, policies and strategies. The assets of each Fund are segregated and a shareholder's interest is limited to the Fund in which shares are held.


2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Funds.

SECURITY VALUATION -- Investment securities of each Money Market Fund are stated at amortized cost which approximates market value. Under this valuation method, purchase discounts and premiums on securities are accreted and amortized ratably to maturity.

Investment securities of the Fixed Income Funds which are listed on a securities exchange for which market quotations are available are valued by an independent pricing service at the last quoted sales price for such securities on each business day. If there is no such reported sale, those securities for which market quotations are not readily available are valued at the most recent quoted bid price. Unlisted securities for which market quotations are not readily available, of which there were none on August 31, 2001, are valued at the most recently quoted price with estimates of such values determined under certain market conditions using procedures determined in good faith by the Board of Trustees. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost.

FEDERAL INCOME TAXES -- It is each Fund's intention to continue to qualify as a regulated investment company and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the accompanying financial statements.

RECLASSIFICATION OF COMPONENTS OF NET ASSETS -- The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for the reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise.

NET ASSET VALUE PER SHARE -- The net asset value per share of each Fund is calculated on each business day. In general, it is computed by dividing the assets of each fund, less its liabilities, by the number of outstanding shares of the Fund.

CLASSES -- Class-specific expenses are borne by that class. Income, expenses, and realized and unrealized gains/losses are allocated to the respective class on the basis of relative net asset value each day.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recognized on the accrual basis. Purchase discounts and premiums on securities held by the Fixed Income Funds are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS -- The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared on a daily basis and are payable on the first business day of the following month for each Fund. Any net realized capital




--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2001                        93

NOTES TO FINANCIAL STATEMENTS


gain on sales of securities after capital loss carryovers is distributed to the shareholders of the Funds at least annually.

AUDIT GUIDE IMPLEMENTATION -- On November 21, 2000, the American Institute of Certified Public Accountants ("AICPA") issued the AICPA Audit and Accounting Guide "Audits of Investment Companies" (the "Guide"), effective for annual financial statements issued for fiscal years beginning after December 15, 2000. Management of the Funds do not expect any material impact on results of operations or financial condition of the Funds upon adoption of the provisions of the Guide.

3. TRANSACTIONS WITH AFFILIATES

The Trust and SEI Investments Fund Management (the "Manager") are parties to a Management Agreement dated May 23, 1986, under which the manager provides management, administrative and shareholder services to the Funds for an annual fee of .36% each of the average daily net assets of the Tax Free, Institutional Tax Free and Pennsylvania Tax Free Funds, .23% of the average daily net asset value of the California Tax Exempt and Massachusetts Tax Free Funds, .24% of the average daily net asset value of the Intermediate-Term Municipal, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond, and California Municipal Bond Funds, and .35% of the average daily net asset value of the Pennsylvania Municipal Bond Fund. However, the Manager has voluntarily agreed to waive a portion of its fee so that total expenses of each Fund will not exceed certain annual expense limitations.

SEI Investments Distribution Co. is the distributor of the shares of the Trust under Distribution Agreements. The Trust has adopted plans under which firms, including the Distributor, that provide shareholder and administrative services may receive compensation thereof. The Class A, Class B, and Class C shareholder servicing plans (the "Shareholder Servicing Plans") provide for servicing fees payable to the Distributor of up to .25% of the average daily net assets attributable to that particular class. However, the Distributor has voluntarily agreed to waive a portion of its fee so that total expenses of each Fund will not exceed certain annual expense limitations. In addition to the Shareholder Servicing Plans, the Class B and Class C shares have adopted administrative services plans that provide for administrative service fees payable to the Distributor of up to .05% and .25%, respectively, of the average daily nets assets attributable to that class.

Certain officers of the Trust are also officers and/or Directors of the Manager. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim and committee meetings. Compensation of officers and affiliated Trustees is paid by the Manager.

4. INVESTMENT ADVISORY

Weiss, Peck, & Greer L.L.C. ("WPG") acts as the Investment Adviser on behalf of the Tax Free, the California Tax Exempt, the Institutional Tax Free, the Massachusetts Tax Free and the Pennsylvania Tax Free Funds. For its services, WPG receives a monthly fee equal to an annual rate of .05% of the combined daily net assets up to $500 million, .04% on the next $500 million and .03% of such assets in excess of $1 billion of the Tax Free, the California Tax Exempt, the Institutional Tax Free, Massachusetts Tax Free, and the Pennsylvania Tax Free Funds. SEI Investments Management Corporation ("SIMC") is the Investment Adviser of the Intermediate-Term Municipal Fund. For its services, SIMC is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .33% of the Fund's average daily net assets. Sub-Advisory services are provided to SIMC for the Intermediate-Term Municipal Fund by Standish Ayer & Wood ("SAW"). SIMC is responsible for the supervision of, and payment of fees to, SAW in connection with their services.

SIMC acts as the Investment Adviser to the Massachusetts, New Jersey, New York, and California Municipal Bond Funds. For its services, SIMC receives a monthly fee equal to an annual rate of .33% of the average daily net assets of the Funds.

Deutsche Asset Management, Inc. ("DAM") acts as the Investment Sub-Adviser of the Pennsylvania Municipal Bond Fund. For its services, DAM receives a monthly fee equal to an annual rate of .20% of the average daily net assets of the Fund.

Van Kampen Management Inc. ("Van Kampen"), acts as Investment Sub-Adviser on behalf of the New Jersey and the California Municipal Bond Funds and is party to an investment sub-advisory agreement with the Trust and SIMC.


--------------------------------------------------------------------------------
94                        SEI Tax Exempt Trust / Annual Report / August 31, 2001

NOTES TO FINANCIAL STATEMENTS

SAW acts as an Investment Sub-Adviser on behalf of the New York and Massachusetts Municipal Bond Funds and is party to an investment sub-advisory agreement with the Trust and SIMC.

SIMC is responsible for the supervision of, and payment of fees, to DAM, Van Kampen and SAW in connection with their services to these Funds.


5. INVESTMENT TRANSACTIONS
The cost of security purchases and the proceeds from the sale of securities, other than short-term investments for the period ended August 31, 2001, were as follows:

--------------------------------------------------------------------------------
                              Intermediate-
                         Term  Pennsylvania    Massachusetts
                    Municipal     Municipal        Municipal
                         Fund     Bond Fund        Bond Fund
                ($ Thousands) ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
Purchases.........   $453,247       $42,349          $18,188
Sales.............    327,012        40,997            6,873


--------------------------------------------------------------------------------
                   New Jersey      New York       California
                    Municipal     Municipal        Municipal
                    Bond Fund     Bond Fund        Bond Fund
                ($ Thousands) ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
Purchases.........    $31,674       $24,775         $106,698
Sales.............     15,204         8,664           78,892

Subsequent to October 31, 2000, the Funds recognized net capital losses for tax purposes that have been deferred and can be used to offset future capital gains at August 31, 2001. The Funds also had capital loss carryforwards at August 31, 2001, as follows:


------------------------------------------------------------------------------------------------
                Total
                Capital
                Loss
                Carryover
                August 31,  Expires  Expires  Expires  Expires Expires Expires  Expires Expires
Fund            2001         2002     2003     2004     2005    2006    2007    2008     2009
------------------------------------------------------------------------------------------------
Tax Free Fund   $ 58,362   $17,406  $   93   $  --    $2,889   $1,360  $6,831  $17,441  $12,342
California Tax
   Exempt Fund    10,493        --      --      --     6,636      --    1,650       --    2,207
Institutional Tax
   Free Fund      49,345        --      --      --     4,407       1   15,277   22,747    6,913
Pennsylvania Tax
   Free Fund      18,924        --      --      --    10,685      --    3,870    4,369      --
Pennsylvania Municipal
    Bond Fund  1,026,694        --      --      --        --      --       --   28,672  998,022
Massachusetts Municipal
    Bond Fund     46,357        --      --      --        --      --       --   25,654   20,703
New Jersey Municipal
    Bond Fund     70,346        --      --      --        --      --       --   70,346       --

For tax purposes, the losses in the Funds can be carried forward for a maximum of eight years to offset any net realized capital gains.

The aggregate gross unrealized appreciation on securities in which there was an excess of market value over cost, the aggregate gross unrealized depreciation on securities in which there was an excess of cost over market value and the net unrealized appreciation (depreciation) at August 31, 2001, for each Fund are as follows:



--------------------------------------------------------------------------------
                                  Intermediate-
                         Term  Pennsylvania    Massachusetts
                    Municipal     Municipal        Municipal
                         Fund     Bond Fund        Bond Fund
                ($ Thousands) ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
Aggregate gross
   unrealized
   appreciation       $41,547        $5,641           $1,991
Aggregate gross
   unrealized
   depreciation          (439)          (49)              (9)
--------------------------------------------------------------------------------
Net unrealized
   appreciation       $41,108        $5,592           $1,982


--------------------------------------------------------------------------------
                   New Jersey      New York       California
                    Municipal     Municipal        Municipal
                    Bond Fund     Bond Fund        Bond Fund
                ($ Thousands) ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
Aggregate gross
   unrealized
   appreciation        $3,470        $3,413          $10,508
Aggregate gross
   unrealized
   depreciation            --            --               --
--------------------------------------------------------------------------------
Net unrealized
   appreciation        $3,470        $3,413          $10,508

6. CONCENTRATION OF CREDIT RISK
The Funds invest in debt instruments of municipal issuers. The issuers' abilities to meet their obligations may be affected by economic developments in a specific state or region.

The Trust invests in securities which include revenue bonds, tax exempt commercial paper, tax and revenue anticipation notes, and general obligation bonds.

Many municipalities insure their obligations with insurance underwritten by insurance companies which undertake to pay a holder, when due, the interest and principal amount of an obligation if the issuer defaults on its obligation. Although bond insurance reduces the risk of loss due to default by an issuer, there is no assurance that the insurance company will meet its obligations. Also, some of the securities have credit enhancements (letters of credit or guarantees issued by third party domestic or foreign banks or other institutions).




--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2001                        95

NOTES TO FINANCIAL STATEMENTS

7. SHARE TRANSACTIONS (Thousands):


-------------------------------------------------------------------------------------------------------------------------
                                                                          CALIFORNIA                    INSTITUTIONAL
                                            TAX FREE                      TAX EXEMPT                      TAX FREE
                                              FUND                           FUND                           FUND
-------------------------------------------------------------------------------------------------------------------------


                                       2001        2000              2001         2000               2001    2000
-------------------------------------------------------------------------------------------------------------------------

Shares Issued and Redeemed:
   CLASS A:
   Shares Issued                  5,707,510   6,356,086            85,187      116,867         5,977,741  4,787,413
   Shares Issued in Lieu of
     Cash Distributions              11,488      10,586               265          140             6,671      3,733
   Shares Redeemed               (5,822,695) (6,124,799)          (86,750)    (117,012)       (5,725,954)(4,821,331)
-------------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions      (103,697)    241,873            (1,298)          (5)          258,458    (30,185)
-------------------------------------------------------------------------------------------------------------------------
   CLASS B:
   Shares Issued                         --          --            10,573          661           670,009    263,090
   Shares Issued in Lieu of
     Cash Distributions                  --          --                63           --             2,024        726
   Shares Redeemed                       --          --            (9,729)        (572)         (578,049)  (206,492)
-------------------------------------------------------------------------------------------------------------------------
   Total Class B Transactions            --          --               907           89            93,984     57,324
-------------------------------------------------------------------------------------------------------------------------
   CLASS C:
   Shares Issued                         --          --            18,880        2,716           436,667    264,666
   Shares Issued in Lieu of
     Cash Distributions                  --          --                --           --                --         --
   Shares Redeemed                       --         --            (13,202)        (778)         (458,808)  (248,627)
-------------------------------------------------------------------------------------------------------------------------
   Total Class C Transactions            --          --             5,678        1,938           (22,141)    16,039
-------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in
     Capital Shares                (103,697)    241,873             5,287       2,022           330,301     43,178
-------------------------------------------------------------------------------------------------------------------------

   AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.



--------------------------------------------------------------------------------
                                    MASSACHUSETTS
                                      TAX FREE               PENNSYLVANIA
                                        FUND                 TAX FREE FUND
--------------------------------------------------------------------------------


                                       2001                 2001     2000
--------------------------------------------------------------------------------

Shares Issued and Redeemed:
   CLASS A:
   Shares Issued                        --                96,117  216,964
   Shares Issued in Lieu of
     Cash Distributions                 --                 1,039      998
   Shares Redeemed                      --              (129,664)(182,491)
--------------------------------------------------------------------------------
   Total Class A Transactions           --              (32,508)   35,471
--------------------------------------------------------------------------------
   CLASS B:
   Shares Issued                   140,640               14,932        --
   Shares Issued in Lieu of
     Cash Distributions                 --                   --        --
   Shares Redeemed                 (57,857)              (8,966)       --
--------------------------------------------------------------------------------
   Total Class B Transactions       82,783                5,966        --
--------------------------------------------------------------------------------
   CLASS C:
   Shares Issued                       --                    --        --
   Shares Issued in Lieu of
     Cash Distributions                --                    --        --
   Shares Redeemed                     --                    --        --
--------------------------------------------------------------------------------
   Total Class C Transactions          --                    --        --
--------------------------------------------------------------------------------
   Increase (Decrease) in
     Capital Shares                82,783               (26,542)   35,471
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
96                        SEI Tax Exempt Trust / Annual Report / August 31, 2001


------------------------------------------------------------------------------------------------------------------------------------
                                          INTERMEDIATE-         PENNSYLVANIA           MASSACHUSETTS                  NEW JERSEY
                                         TERM MUNICIPAL          MUNICIPAL              MUNICIPAL                     MUNICIPAL
                                              FUND                BOND FUND              BOND FUND                     BOND FUND
------------------------------------------------------------------------------------------------------------------------------------
                                         2001      2000       2001      2000         2001       2000              2001        2000
------------------------------------------------------------------------------------------------------------------------------------

Shares Issued and Redeemed:
   CLASS A:
   Shares Issued                       37,817    40,955      2,714      3,142       1,765      2,703              3,748       4,953
   Shares Issued in Lieu of
     Cash Distributions                 2,950     2,490        210        134         143        102                251         158
   Shares Redeemed                   ((30,356)  (26,081)    (1,700)      (841)       (970)    (1,397)            (2,568)     (1,838)
------------------------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions          10,411    17,364      1,224      2,435         938      1,408              1,431       3,273
------------------------------------------------------------------------------------------------------------------------------------
   CLASS B:
   Shares Issued                           --        --      1,318      1,696          --         --                 --          --
   Shares Issued in Lieu of
     Cash Distributions                    --        --         73         68          --         --                 --          --
   Shares Redeemed                         --        --     (2,287)    (4,454)         --         --                 --          --
------------------------------------------------------------------------------------------------------------------------------------
   Total Class B Transactions              --        --       (896)    (2,690)         --         --                 --          --
------------------------------------------------------------------------------------------------------------------------------------
   CLASS C:
   Shares Issued                           --        --         --         --          --         --                 --          --
   Shares Issued in Lieu of
     Cash Distributions                    --        --         --         --          --         --                 --          --
   Shares Redeemed                         --        --         --         --          --         --                 --          --
------------------------------------------------------------------------------------------------------------------------------------
   Total Class C Transactions              --        --         --         --          --         --                 --          --
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in
     Capital Shares                    10,411    17,364        328       (255)        938      1,408              1,431       3,273
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                      NEW YORK                   CALIFORNIA
                                      MUNICIPAL                  MUNICIPAL
                                      BOND FUND                  BOND FUND
--------------------------------------------------------------------------------
                                  2001       2000             2001      2000
--------------------------------------------------------------------------------

Shares Issued and Redeemed:
   CLASS A:
   Shares Issued                 3,540      3,901            10,617    12,655
   Shares Issued in Lieu of
     Cash Distributions            223        137               756       463
   Shares Redeemed              (2,121)    (1,295)           (8,379)   (2,813)
--------------------------------------------------------------------------------
   Total Class A Transactions    1,642      2,743             2,994    10,305
--------------------------------------------------------------------------------
   CLASS B:
   Shares Issued                    --         --                --        --
   Shares Issued in Lieu of
     Cash Distributions             --         --                --        --
   Shares Redeemed                  --         --                --        --
--------------------------------------------------------------------------------
   Total Class B Transactions       --         --                --        --
--------------------------------------------------------------------------------
   CLASS C:
   Shares Issued                    --         --                --        --
   Shares Issued in Lieu of
     Cash Distributions             --         --                --        --
   Shares Redeemed                  --         --                --        --
--------------------------------------------------------------------------------
   Total Class C Transactions       --         --                --        --
--------------------------------------------------------------------------------
   Increase (Decrease) in
     Capital Shares              1,642      2,743             2,994    10,305
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2001                       97

Notice to Shareholders (Unaudited)

For shareholders that do not have an August 31, 2001, taxable year end, this notice is for informational purposes only. For shareholders with an August 31, 2001, taxable year end, please consult your tax adviser as to the pertinence of this notice.

For the fiscal year ended August 31, 2001, the Funds of the SEI Tax Exempt Trust are designating long term and qualifying dividend income with regard to distributions paid during the year as follows:


                                          (A)               (B)
                                       LONG TERM         ORDINARY                                  (D)
                                     CAPITAL GAINS        INCOME              (C)                 TOTAL              (E)
                                     DISTRIBUTIONS     DISTRIBUTIONS       TAX-EXEMPT         DISTRIBUTIONS      QUALIFYING
PORTFOLIO                             (TAX BASIS)       (TAX BASIS)         INTEREST          (TAX BASIS)       DIVIDENDS(1)
Tax Free Fund                             0%                0%                100%                100%               0%


California Tax Exempt Fund                0%                0%                100%                100%               0%

Institutional Tax Free Fund               0%                0%                100%                100%               0%

Massachusetts Tax Free Fund               0%                0%                100%                100%               0%

Pennsylvania Tax Free Fund                0%                0%                100%                100%               0%

Intermediate-Term Municipal Fund          0%                0%                100%                100%               0%

Pennsylvania Municipal Bond Fund          0%                0%                100%                100%               0%

Massachusetts Municipal Bond Fund         0%                0%                100%                100%               0%

New Jersey Municipal Bond Fund            0%                0%                100%                100%               0%

New York Municipal Bond Fund              0%                2%                 98%                100%               0%

California Municipal Bond Fund            0%                0%                100%                100%               0%



(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of "Ordinary Income Distributions".

Items (A) and (B) are based on the percentage of each fund's total distribution. Items (C) and (E) are based on the percentage of ordinary income distributions of each fund. Item (D) is based on the percentage of gross income of each fund.

Please consult your tax adviser for proper treatment of this information. This notification should be kept with your permanent tax records.



--------------------------------------------------------------------------------
98                        SEI Tax Exempt Trust / Annual Report / August 31, 2001

SEI TAX EXEMPT TRUST ANNUAL REPORT AUGUST 31, 2001


Robert A. Nesher, CHAIRMAN

TRUSTEES
William M. Doran
F. Wendell Gooch
James M. Storey
George J. Sullivan, Jr.
Rosemarie B. Greco


OFFICERS
Edward D. Loughlin
PRESIDENT AND CHIEF EXECUTIVE OFFICER

James R. Foggo
CONTROLLER AND CHIEF FINANCIAL OFFICER

Lydia Gavalis
VICE PRESIDENT, ASSISTANT SECRETARY

Todd Cipperman
VICE PRESIDENT, ASSISTANT SECRETARY

Robert S. Ludwig
VICE PRESIDENT, ASSISTANT SECRETARY

Timothy D. Barto
VICE PRESIDENT, ASSISTANT SECRETARY

Sherry K. Vetterlein
VICE PRESIDENT, ASSISTANT SECRETARY

William E. Zitelli
VICE PRESIDENT, ASSISTANT SECRETARY

Christine McCullough
VICE PRESIDENT, ASSISTANT SECRETARY

Richard W. Grant
SECRETARY



INVESTMENT ADVISER

SEI Investments Management Corporation:
INTERMEDIATE-TERM MUNICIPAL FUND
PENNSYLVANIA MUNICIPAL BOND FUND
MASSACHUSETTS MUNICIPAL BOND FUND
NEW JERSEY MUNICIPAL BOND FUND
NEW YORK MUNICIPAL BOND FUND
CALIFORNIA MUNICIPAL BOND FUND

Weiss, Peck & Greer L.L.C.:
TAX FREE FUND
CALIFORNIA TAX EXEMPT FUND
INSTITUTIONAL TAX FREE FUND
MASSACHUSETTS TAX FREE FUND
PENNSYLVANIA TAX FREE FUND

SUB-ADVISERS

Deutsche Asset Management, Inc.
PENNSYLVANIA MUNICIPAL BOND FUND

Standish, Ayer & Wood, Inc.
INTERMEDIATE-TERM MUNICIPAL FUND
MASSACHUSETTS MUNICIPAL BOND FUND
NEW YORK MUNICIPAL BOND FUND

Van Kampen Management Inc.
CALIFORNIA MUNICIPAL BOND FUND
NEW JERSEY MUNICIPAL BOND FUND

MANAGER AND SHAREHOLDER SERVICING AGENT

SEI Investments Fund Management

DISTRIBUTOR

SEI Investments Distribution Co.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

INDEPENDENT ACCOUNTANTS

Arthur Andersen LLP

This annual report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the SEI Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

FOR MORE INFORMATION CALL

1 800 DIAL SEI

(1 800 342 5734)